UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027
Name of Registrant: Vanguard World Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: November 30, 2017
Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (95.9%)1
Consumer Discretionary (13.4%)
*	Amazon.com Inc.	205,109	241,362
	Home Depot Inc.	518,667	93,267
*	Netflix Inc.	461,296	86,530
*	Liberty Global plc	2,694,798	83,081
*	Liberty Interactive Corp. QVC Group Class A	3,335,462	81,385
	Dollar General Corp.	760,698	67,002
*,^ TripAdvisor Inc.		1,752,496	60,671
*	O'Reilly Automotive Inc.	205,108	48,449
^	Tesla Inc.	146,565	45,267
*	Priceline Group Inc.	25,649	44,622
	Starbucks Corp.	665,700	38,491
	Hilton Worldwide Holdings Inc.	407,199	31,582
	Ross Stores Inc.	385,212	29,288
	Las Vegas Sands Corp.	337,648	23,396
*	Liberty Global plc Class A	650,579	20,662
*	AutoZone Inc.	27,527	18,904
	Vail Resorts Inc.	79,400	17,878
^	Wayfair Inc.	234,914	16,442
	Marriott International Inc. Class A	114,599	14,554
	McDonald's Corp.	80,782	13,892
	NIKE Inc. Class B	187,660	11,338
	Charter Communications Inc. Class A	33,440	10,908
	Kering	18,181	8,062
	adidas AG	34,986	7,311
	Chipotle Mexican Grill Inc. Class A	20,340	6,191
^	Stitch Fix Inc. Class A	199,928	4,007
^	Under Armour Inc.	330,088	3,938
			1,128,480
Consumer Staples (3.2%)
*	Monster Beverage Corp.	1,511,637	94,734
	Estee Lauder Cos. Inc. Class A	641,021	80,019
	Constellation Brands Inc. Class A	207,804	45,216
*	Blue Buffalo Pet Products Inc.	593,125	18,215
	PepsiCo Inc.	145,790	16,987
	Costco Wholesale Corp.	61,273	11,301
			266,472
Financials (8.2%)
	Intercontinental Exchange Inc.	2,423,892	173,187
	Charles Schwab Corp.	2,049,286	99,985
	MarketAxess Holdings Inc.	337,627	65,928
	CME Group Inc.	424,726	63,514
*	Markel Corp.	42,276	46,795
	Progressive Corp.	690,100	36,699
	Marsh & McLennan Cos. Inc.	435,324	36,537
	TD Ameritrade Holding Corp.	591,635	30,274
	MSCI Inc. Class A	217,395	27,979
	Affiliated Managers Group Inc.	137,300	27,277
	Bank of America Corp.	766,273	21,586

First Republic Bank	217,610	20,790
Interactive Brokers Group Inc.	184,329	10,518
Goldman Sachs Group Inc.	39,762	9,847
Morgan Stanley	174,403	9,001
American Express Co.	86,087	8,412
		688,329
Health Care (12.7%)
* Celgene Corp.	1,474,564	148,680
* Biogen Inc.	432,474	139,330
* IQVIA Holdings Inc.	1,006,115	102,634
UnitedHealth Group Inc.	430,458	98,218
Dentsply Sirona Inc.	1,392,581	93,317
Bristol-Myers Squibb Co.	1,211,158	76,533
* Illumina Inc.	304,714	70,093
Allergan plc	303,434	52,746
* Edwards Lifesciences Corp.	413,628	48,477
Zoetis Inc.	605,500	43,771
Thermo Fisher Scientific Inc.	159,961	30,834
Danaher Corp.	280,900	26,506
* DexCom Inc.	422,670	24,697
ABIOMED Inc.	88,518	17,247
Vertex Pharmaceuticals Inc.	115,280	16,634
Stryker Corp.	100,100	15,616
Alnylam Pharmaceuticals Inc.	86,698	11,664
Waters Corp.	55,101	10,864
BioMarin Pharmaceutical Inc.	120,546	10,343
Juno Therapeutics Inc.	135,822	7,419
AbbVie Inc.	50,079	4,854
Glaukos Corp.	151,567	4,057
Alexion Pharmaceuticals Inc.	35,865	3,938
Seattle Genetics Inc.	45,430	2,768
Boston Scientific Corp.	68,611	1,803
		1,063,043
Industrials (9.0%)
FedEx Corp.	455,957	105,536
* Verisk Analytics Inc. Class A	674,234	65,010
* TransUnion	939,558	52,164
Nielsen Holdings plc	1,385,263	50,867
Fastenal Co.	888,612	46,554
AMETEK Inc.	626,171	45,516
* IHS Markit Ltd.	913,703	40,769
Union Pacific Corp.	316,200	39,999
Equifax Inc.	342,870	39,128
Lockheed Martin Corp.	121,104	38,647
Fortive Corp.	452,521	33,781
Northrop Grumman Corp.	95,127	29,242
JB Hunt Transport Services Inc.	211,180	23,471
Fortune Brands Home & Security Inc.	342,001	23,400
TransDigm Group Inc.	80,200	22,760
Snap-on Inc.	99,127	16,795
Boeing Co.	56,451	15,626
Watsco Inc.	92,030	15,415
Raytheon Co.	78,300	14,967
Parker-Hannifin Corp.	65,873	12,350
CSX Corp.	167,906	9,361
^ Wabtec Corp.	98,684	7,589

	HEICO Corp. Class A	77,609	5,890
	NOW Inc.	307,754	3,176
			758,013
Information Technology (45.4%)
	Microsoft Corp.	4,911,562	413,406
*	Facebook Inc. Class A	2,002,292	354,766
*	Alphabet Inc. Class C	328,336	335,366
	Mastercard Inc. Class A	2,038,011	306,660
*	PayPal Holdings Inc.	3,852,252	291,731
	Visa Inc. Class A	2,380,476	268,018
*	Alphabet Inc. Class A	180,705	187,241
	Apple Inc.	1,016,824	174,741
*	eBay Inc.	4,660,435	161,577
	NVIDIA Corp.	554,209	111,235
*	Adobe Systems Inc.	591,210	107,287
*	Take-Two Interactive Software Inc.	822,720	91,774
	Symantec Corp.	2,774,025	80,364
*	Electronic Arts Inc.	699,961	74,441
*	Alibaba Group Holding Ltd. ADR	395,810	70,090
	ASML Holding NV	386,679	67,870
*	FleetCor Technologies Inc.	370,669	67,414
*	salesforce.com Inc.	560,573	58,479
*	ServiceNow Inc.	443,993	54,611
*	Red Hat Inc.	405,590	51,413
*	Autodesk Inc.	406,990	44,647
*	Workday Inc. Class A	408,140	42,038
	Global Payments Inc.	404,467	40,673
	CDW Corp.	574,275	40,205
	Alliance Data Systems Corp.	154,284	36,916
	Microchip Technology Inc.	422,376	36,742
	Accenture plc Class A	242,700	35,922
	Texas Instruments Inc.	349,500	34,003
	GrubHub Inc.	359,272	24,272
	Tencent Holdings Ltd.	430,849	22,060
	Intuit Inc.	139,400	21,916
*,^ Zillow Group Inc.		477,621	19,602
	Activision Blizzard Inc.	226,545	14,136
	Broadcom Ltd.	40,731	11,321
	Ellie Mae Inc.	107,895	9,537
	CoStar Group Inc.	28,647	8,736
	Tableau Software Inc. Class A	121,346	8,531
	Shopify Inc. Class A	70,196	7,288
	Splunk Inc.	78,349	6,275
*	Cloudera Inc.	300,088	4,750
*	Gartner Inc.	38,804	4,691
	New Relic Inc.	75,725	4,262
			3,807,007
Materials (0.6%)
	Sherwin-Williams Co.	54,462	21,753
	PPG Industries Inc.	180,900	21,138
	Martin Marietta Materials Inc.	39,310	8,192
			51,083
Other (0.0%)
*,2,3 WeWork Class A PP		19,046	987

4	Vanguard Growth ETF			3,100	434
					1,421
	Real Estate (3.4%)
	Crown Castle International Corp.			1,250,895	141,351
	Equinix Inc.			139,136	64,627
	American Tower Corp.			352,392	50,720
*	SBA Communications Corp. Class A			157,200	26,685
^	Redfin Corp.			145,328	3,311
					286,694
	Total Common Stocks (Cost $4,907,099)				8,050,542
	Preferred Stocks (1.3%)

	*,2,3 Uber Technologies PP			1,408,784	58,408

	*,2,3 WeWork Pfd. D1 PP			260,418	13,492

	*,2,3 Airbnb Inc.			128,123	13,453

	*,2,3 Pinterest Prf G PP			1,596,475	11,461

	*,2,3 WeWork Pfd. D2 PP			204,614	10,601
	Total Preferred Stocks (Cost $52,987)				107,415
		Coupon
	Temporary Cash Investments (3.4%)1
	Money Market Fund (2.9%)
	5,6 Vanguard Market Liquidity Fund	1.309%		2,444,883	244,513

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.4%)
	Bank of America Securities, LLC
	(Dated 11/30/17, Repurchase Value
	$37,001,000, collateralized by Federal
	Home Loan Mortgage Corp. 2.696%-
	4.500%, 12/1/25-11/1/47, Federal National
	Mortgage Assn. 2.500%-4.000%, 10/1/21-
	2/1/45, and Government National Mortgage
	Assn. 2.500%-4.500%, 4/20/30-4/15/52,
	with a value of $37,740,000)	1.050%	12/1/17	37,000	37,000

	U.S. Government and Agency Obligations (0.1%)
7	United States Cash Management Bill	1.029%	1/2/18	2,000	1,998
	United States Treasury Bill	1.107%	12/28/17	2,100	2,098
7	United States Treasury Bill	1.169%	3/22/18	6,000	5,977
					10,073
	Total Temporary Cash Investments (Cost $291,575)				291,586
	Total Investments (100.6%) (Cost $5,251,661)				8,449,543
	Other Assets and Liabilities-Net (-0.6%)6				(53,060)
	Net Assets (100%)				8,396,483

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,140,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.0% and 1.3%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Restricted securities totaling $108,402,000, representing 1.3% of net assets.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $34,166,000 of collateral received for securities on loan.
7 Securities with a value of $6,088,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	987	130,674	7,028
E-mini S&P Mid-Cap 400 Index	December 2017	262	49,780	4,765
				11,793

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

U.S. Growth Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,012,122	37,433	987
Preferred Stocks	—	—	107,415
Temporary Cash Investments	244,513	47,073	—
Futures Contracts—Assets[1]	1,424	—	—
Total	8,258,059	84,506	108,402
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a

U.S. Growth Fund

quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended November 30, 2017. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount valued based on Level 3 Inputs	($000)	($000)
Balance as of August 31, 2017	2,715	107,415
Sales	(1,728)	—
Net Realized Gain (Loss)	1,173	—
Change in Unrealized Appreciation (Depreciation)	(1,173)	—
Balance as of November 30, 2017	987	107,415

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of November 30, 2017:

Security Type	Fair Value at	Valuation Technique	Unobservable Input	Amount or Range/
	11/30/2017			Weighted Avg.
	($000)
Common Stocks	987	Recent Market	Transaction Price	$51.81
		Transaction
Preferred Stocks	58,408	Recent Market	Transaction Price	$48.77
		Transaction with
		Uncertainty Discount	Uncertainty Discount	15%
	49,007	Recent Market	Transaction Price	$7.18-$105.00/
		Transaction		$55.97

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

U.S. Growth Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At November 30, 2017, the cost of investment securities for tax purposes was $5,251,661,000. Net unrealized appreciation of investment securities for tax purposes was $3,197,882,000, consisting of unrealized gains of $3,347,035,000 on securities that had risen in value since their purchase and $149,153,000 in unrealized losses on securities that had fallen in value since their purchase.

	Vanguard International Growth Fund

	Schedule of Investments (unaudited)
	As of November 30, 2017

			Market
			Value
		Shares	($000)
	Common Stocks (97.5%)1
	Australia (0.4%)
	Brambles Ltd.	18,739,343	145,501

	Belgium (0.9%)
*	Umicore SA	6,716,520	313,602

	Brazil (0.6%)
	Raia Drogasil SA	4,220,649	113,322
	Telefonica Brasil SA Preference Shares	5,699,200	82,586
			195,908
	Canada (1.5%)
	Toronto-Dominion Bank	5,417,083	307,520
	Potash Corp. of Saskatchewan Inc.	5,545,001	108,824
	Canadian Pacific Railway Ltd.	415,834	72,779
			489,123
	China (17.3%)
	Tencent Holdings Ltd.	34,755,300	1,779,511
*	Alibaba Group Holding Ltd. ADR	9,239,517	1,636,134
*	Baidu Inc. ADR	4,801,703	1,145,590
	TAL Education Group ADR	15,439,239	430,446
*	Ctrip.com International Ltd. ADR	7,999,063	368,597
	New Oriental Education & Technology Group Inc. ADR	3,750,739	318,288
	China Pacific Insurance Group Co. Ltd.	27,907,800	134,112
			5,812,678
	Denmark (2.4%)
*	Genmab A/S	2,065,568	406,708
	Novozymes A/S	2,821,811	152,841
	Chr Hansen Holding A/S	1,658,818	150,542
	Vestas Wind Systems A/S	1,439,510	91,787
			801,878
	France (5.1%)
	Kering	1,108,608	491,613
	L'Oreal SA	2,169,893	479,973
	Schneider Electric SE	3,898,167	335,014
	Essilor International SA	2,001,492	257,295
^	LVMH Moet Hennessy Louis Vuitton SE	491,398	143,152
			1,707,047
	Germany (10.4%)
*,2	Zalando SE	10,683,180	547,107
	BASF SE	4,676,546	524,402
	Bayer AG	2,728,408	348,267
	Bayerische Motoren Werke AG	3,020,680	304,957
	SAP SE	2,545,232	287,748
	Continental AG	854,336	227,707
	Deutsche Telekom AG	12,064,638	215,459
	HeidelbergCement AG	1,740,949	185,596
*	Linde AG Accept Line	546,876	126,919

*,2	Delivery Hero AG	2,563,271	118,701
	Infineon Technologies AG	4,272,535	118,068
	adidas AG	495,198	103,487
*,^	HelloFresh SE	8,076,894	97,098
	GEA Group AG	1,759,928	85,113
*,2	Rocket Internet SE	2,762,933	65,855
*,^	MorphoSys AG	664,989	62,891
*	AIXTRON SE	3,130,112	45,945
*,3,4 HelloFresh AG		2,476,051	26,790
			3,492,110
Hong Kong (3.9%)
	AIA Group Ltd.	121,273,000	988,105
	Jardine Matheson Holdings Ltd.	2,919,625	182,875
	Hong Kong Exchanges & Clearing Ltd.	4,767,930	144,171
			1,315,151
India (1.9%)
	HDFC Bank Ltd.	7,761,431	223,253
	Housing Development Finance Corp. Ltd.	7,874,012	204,619
	Zee Entertainment Enterprises Ltd.	15,161,756	133,664
*	Idea Cellular Ltd.	44,244,104	64,968
			626,504
Indonesia (0.3%)
	Bank Central Asia Tbk PT	64,619,400	97,135

Israel (0.7%)
*	Check Point Software Technologies Ltd.	2,301,621	240,036

Italy (2.9%)
	Ferrari NV	4,824,304	523,710
*	Fiat Chrysler Automobiles NV	13,737,294	235,915
	Intesa Sanpaolo SPA (Registered)	51,233,527	172,623
	EXOR NV	912,737	55,281
*	GEDI Gruppo Editoriale SPA	664,885	549
			988,078
Japan (12.3%)
	SMC Corp./Japan	1,354,300	551,561
	SoftBank Group Corp.	6,366,800	540,474
	M3 Inc.	13,418,200	444,286
	Nintendo Co. Ltd.	596,200	243,121
	Bridgestone Corp.	4,948,400	226,142
	Recruit Holdings Co. Ltd.	9,461,500	222,937
	Kubota Corp.	11,303,200	215,161
	Sekisui Chemical Co. Ltd.	9,332,100	181,096
	KDDI Corp.	6,190,900	176,663
	Nidec Corp.	1,290,400	176,283
	Toyota Motor Corp.	2,742,100	173,151
	ORIX Corp.	9,767,100	169,206
	Keyence Corp.	284,400	165,489
	Shiseido Co. Ltd.	2,965,900	144,997
	Pigeon Corp.	3,300,800	126,616
	Rakuten Inc.	11,374,400	116,725

Suzuki Motor Corp.	1,751,200	94,786
SBI Holdings Inc.	4,470,400	80,040
Sumitomo Mitsui Financial Group Inc.	1,668,600	68,031
		4,116,765
Luxembourg (0.3%)
*,3,5 Spotify Technology SA	26,474	97,954

Mexico (0.3%)
Grupo Financiero Banorte SAB de CV	16,287,260	95,529

Netherlands (3.4%)
ASML Holding NV	6,423,712	1,127,257

Norway (0.7%)
Norsk Hydro ASA	18,361,176	124,884
DNB ASA	6,539,127	119,112
		243,996
Other (0.2%)
6 Vanguard FTSE All-World ex-US ETF	1,128,434	61,026

Portugal (0.2%)
Jeronimo Martins SGPS SA	3,627,182	71,246

Singapore (0.4%)
Oversea-Chinese Banking Corp. Ltd.	12,898,200	119,383

South Korea (1.4%)
*,^ Celltrion Inc.	2,049,099	377,400
NAVER Corp.	107,724	79,605
		457,005
Spain (4.6%)
Industria de Diseno Textil SA	24,860,027	879,384
Banco Bilbao Vizcaya Argentaria SA	68,917,123	590,843
^ Distribuidora Internacional de Alimentacion SA	12,745,795	59,978
		1,530,205
Sweden (5.2%)
Atlas Copco AB Class A	12,605,874	541,931
Svenska Handelsbanken AB Class A	37,410,456	511,797
Kinnevik AB	10,340,628	331,891
SKF AB	6,866,618	155,466
Assa Abloy AB Class B	7,023,514	142,556
Elekta AB Class B	6,427,670	53,714
		1,737,355
Switzerland (3.2%)
Nestle SA	5,217,100	446,321
UBS Group AG	13,621,723	235,633
Lonza Group AG	657,140	172,274
Cie Financiere Richemont SA	1,475,303	127,147
Roche Holding AG	404,308	102,175
		1,083,550

Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			50,061,000	378,139

Thailand (0.6%)
	Kasikornbank PCL (Foreign)			25,219,356	181,266
*,3,5 ANI Technologies				166,185	34,848
					216,114
United Kingdom (7.4%)
	Rolls-Royce Holdings plc			38,179,418	442,796
^	Royal Dutch Shell plc Class A			12,064,398	386,416
	Diageo plc			9,269,974	320,499
	Vodafone Group plc			90,702,421	275,019
	Burberry Group plc			9,150,121	212,436
	Aviva plc			28,126,143	194,030
	BHP Billiton plc			9,767,133	177,644
*	Standard Chartered plc			16,490,296	164,522
	Reckitt Benckiser Group plc			1,822,652	159,989
	Antofagasta plc			6,931,315	85,364
*,^	Ocado Group plc			12,833,540	61,077
					2,479,792
United States (7.9%)
*	Amazon.com Inc.			807,252	949,934
*	Illumina Inc.			2,734,956	629,122
*,^	Tesla Inc.			1,518,380	468,952
	MercadoLibre Inc.			1,574,407	433,182
*	Priceline Group Inc.			58,729	102,171
	Philip Morris International Inc.			741,499	76,189
					2,659,550
Total Common Stocks (Cost $21,176,944)					32,699,617
Preferred Stocks (0.9%)
*,3,5	Internet Plus Holdings Ltd.			18,638,108	104,187
*,3,4,5 HOME 24AG				23,630	50,395
*,3,4,5 You & Mr. Jones				44,800,000	44,935
*,2,3,5 Flipkart G Series				338,176	40,500
*,3,5	CureVac GmbH			12,600	32,017
*,2,3,5 Flipkart H Series				135,569	19,283
Total Preferred Stocks (Cost $274,248)					291,317

Temporary Cash Investments (3.4%)1
Money Market Fund (3.3%)
7,8,9 Vanguard Market Liquidity Fund		1.309%		11,221,408	1,122,253

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
10	United States Cash Management Bill	1.048%	1/2/18	3,000	2,997
10	United States Treasury Bill	1.008%	1/4/18	1,400	1,399
10	United States Treasury Bill	1.079%	2/8/18	6,000	5,986
10	United States Treasury Bill	1.105%	2/15/18	400	399

10 United States Treasury Bill	1.075%-1.116%	2/22/18	10,200	10,173
				20,954
Total Temporary Cash Investments (Cost $1,143,186)				1,143,207
Total Investments (101.8%) (Cost $22,594,378)				34,134,141
Other Assets and Liabilities-Net (-1.8%)7,8,10				(592,309)
Net Assets (100%)				33,541,832

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $587,165,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 2.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $791,446,000, representing 2.4% of net assets.
3 Security value determined using significant unobservable inputs.
4 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5 Restricted securities totaling $424,119,000, representing 1.3% of net assets.
6 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
7 Cash of $9,511,000 has been segregated as collateral for open forward currency contracts.
8 Includes $614,373,000 of collateral received for securities on loan.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Securities with a value of $20,954,000 and cash of $486,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2017	1,768	75,322	(1,488)
Topix Index	December 2017	365	58,613	1,721
S&P ASX 200 Index	December 2017	252	28,629	701
FTSE 100 Index	December 2017	350	34,723	(1,125)
				(191)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	20-Dec-17	EUR	78,713	USD	94,568	(737)
BNP Paribas	20-Dec-17	EUR	68,527	USD	80,826	862
BNP Paribas	12-Dec-17	JPY	8,205,708	USD	75,627	(2,660)
BNP Paribas	28-Dec-17	AUD	93,218	USD	73,666	(3,167)
Goldman Sachs International	20-Dec-17	EUR	57,003	USD	66,883	1,068
JPMorgan Chase Bank, N.A.	12-Dec-17	JPY	7,005,695	USD	62,627	(332)
JPMorgan Chase Bank, N.A.	20-Dec-17	GBP	46,206	USD	61,483	1,062
Credit Suisse International	20-Dec-17	EUR	40,602	USD	48,765	(365)
Toronto-Dominion Bank	28-Dec-17	AUD	50,269	USD	40,203	(2,186)
Goldman Sachs International	20-Dec-17	EUR	33,340	USD	39,897	(155)
Citibank, N.A.	20-Dec-17	EUR	33,793	USD	39,602	682
Toronto-Dominion Bank	20-Dec-17	GBP	22,693	USD	30,215	503
Citibank, N.A.	12-Dec-17	JPY	3,262,680	USD	29,419	(407)
JPMorgan Chase Bank, N.A.	20-Dec-17	EUR	22,752	USD	26,743	378
Citibank, N.A.	12-Dec-17	JPY	3,015,755	USD	26,686	131
Credit Suisse International	20-Dec-17	GBP	18,077	USD	23,859	612
BNP Paribas	20-Dec-17	EUR	19,584	USD	23,427	(82)
Barclays Bank plc	12-Dec-17	JPY	2,595,535	USD	22,877	203
BNP Paribas	20-Dec-17	GBP	15,938	USD	21,040	534
Goldman Sachs International	12-Dec-17	JPY	2,285,800	USD	20,497	(171)
Credit Suisse International	12-Dec-17	JPY	2,074,723	USD	19,227	(778)
Citibank, N.A.	28-Dec-17	AUD	22,526	USD	17,578	(543)
Goldman Sachs International	28-Dec-17	AUD	17,778	USD	13,548	(105)
Barclays Bank plc	12-Dec-17	JPY	1,426,335	USD	13,092	(409)
Barclays Bank plc	20-Dec-17	GBP	9,594	USD	12,718	269
JPMorgan Chase Bank, N.A.	12-Dec-17	JPY	1,404,960	USD	12,343	150
Barclays Bank plc	28-Dec-17	AUD	14,889	USD	11,497	(236)
JPMorgan Chase Bank, N.A.	28-Dec-17	AUD	13,304	USD	10,362	(300)
BNP Paribas	12-Dec-17	JPY	1,144,960	USD	10,052	129
Deutsche Bank AG	12-Dec-17	JPY	964,865	USD	8,480	100
Goldman Sachs International	20-Dec-17	GBP	6,000	USD	8,119	3
Barclays Bank plc	20-Dec-17	EUR	6,522	USD	7,589	186
Citibank, N.A.	20-Dec-17	EUR	5,913	USD	7,114	(66)

Citibank, N.A.	20-Dec-17	GBP	4,993	USD	6,634	123
Deutsche Bank AG	28-Dec-17	AUD	8,691	USD	6,617	(44)
Bank of America, N.A.	28-Dec-17	AUD	6,605	USD	5,178	(183)
UBS AG	12-Dec-17	JPY	545,550	USD	4,800	51
Deutsche Bank AG	20-Dec-17	GBP	2,774	USD	3,682	73
UBS AG	28-Dec-17	AUD	4,109	USD	3,220	(113)
Bank of America, N.A.	20-Dec-17	GBP	2,186	USD	2,876	83
Credit Suisse International	20-Dec-17	GBP	1,649	USD	2,238	(6)
Citibank, N.A.	20-Dec-17	USD	121,217	EUR	100,599	1,296
Goldman Sachs International	20-Dec-17	USD	117,872	EUR	99,766	(1,053)
JPMorgan Chase Bank, N.A.	28-Dec-17	USD	98,973	AUD	124,895	4,516
Barclays Bank plc	20-Dec-17	USD	89,479	EUR	75,401	(402)
BNP Paribas	12-Dec-17	USD	78,376	JPY	8,711,310	915
Deutsche Bank AG	12-Dec-17	USD	69,867	JPY	7,822,680	307
BNP Paribas	12-Dec-17	USD	63,416	JPY	7,198,880	(598)
Goldman Sachs International	20-Dec-17	USD	49,316	GBP	36,617	(248)
BNP Paribas	20-Dec-17	USD	44,533	GBP	33,700	(1,085)
Citibank, N.A.	28-Dec-17	USD	36,604	AUD	48,245	117
BNP Paribas	20-Dec-17	USD	33,684	EUR	28,415	(188)
JPMorgan Chase Bank, N.A.	20-Dec-17	USD	24,670	GBP	18,193	44
Goldman Sachs International	12-Dec-17	USD	16,676	JPY	1,861,125	127
Goldman Sachs International	12-Dec-17	USD	16,356	JPY	1,862,420	(205)
Credit Suisse International	20-Dec-17	USD	12,537	GBP	9,538	(374)
Barclays Bank plc	12-Dec-17	USD	10,488	JPY	1,178,780	6
BNP Paribas	28-Dec-17	USD	10,292	AUD	13,079	400
Barclays Bank plc	28-Dec-17	USD	8,422	AUD	11,080	43
JPMorgan Chase Bank, N.A.	20-Dec-17	USD	3,758	GBP	2,800	(32)
Morgan Stanley Capital
Services LLC	20-Dec-17	USD	2,723	GBP	2,076	(86)
Goldman Sachs International	20-Dec-17	USD	2,034	GBP	1,500	3
						(2,340)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Securities with a value of $5,531,000 and cash of $1,930,000 have been segregated as collateral for open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	3,244,202	195,908	—
Common Stocks—Other	4,200,117	24,926,588	132,802
Preferred Stocks	—	—	291,317
Temporary Cash Investments	1,122,253	20,954	—
Futures Contracts—Assets[1]	288	—	—

Futures Contracts—Liabilities[1]	(1,118)	—
Forward Currency Contracts—Assets	—	14,976	—
Forward Currency Contracts—Liabilities	—	(17,316)	—
Total	8,565,742	25,141,110	424,119
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended November 30, 2017. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
	($000)	($000)
Amount Valued Based on Level 3 Inputs
Balance as of August 31, 2017	119,867	318,484
Transfers Out Of Level 3	—	(26,790)
Purchases	—	—
Sales	—	—
Net Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	12,935	(377)
Balance as of August 31, 2017	132,802	291,317

Net change in unrealized appreciation (depreciation) from investments still held as of November 30, 2017, was $24,765,000.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of November 30, 2017:

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount or
	($000)			Range/Weighted Avg.
Common Stocks	132,802	Recent Market	Transaction Price	$209.69-3,700/2,784.12
		Transaction
Preferred Stocks	195,447	Recent Market	Transaction Price	$5.59-2,541.05/799.62
		Transaction

50,935	Recent Market	Scenario Probability	50%
	Transaction
		Transaction Price	$1,235.49
44,935	Comparable	EV/Revenue	3.12x
	Companies and
	Valuation of	Transaction Price	$1.003
	Underlying Holdings
		Liquidity Discount	10%

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2017, the cost of investment securities for tax purposes was $22,603,035,000. Net unrealized appreciation of investment securities for tax purposes was $11,531,106,000, consisting of unrealized gains of $11,983,558,000 on securities that had risen in value since their purchase and $452,452,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Aug. 31,		Proceeds	Net	Change in		Capital	Nov. 30,
	2017		from	Realized	Net		Gain	2017
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
HelloFresh	NA1	—	—	—	(12,207)	—	—	26,790
Home 24AG	50,404	—	—	—	(9)	—	—	50,395
Vanguard FTSE All-
World ex-US ETF	58,735	—	—	—	2,291	336	—	61,026
Vanguard Market
Liquidity Fund	830,790	NA2	NA2	(53)	(62)	1,439	—	1,122,253
You & Mr. Jones	50,982	—	—	—	(6,047)	—	—	44,935
Total	990,911			(53)	(16,034)	1,775	—	1305,399

1 Not applicable—at August 31, 2017, the issuer was not an affiliated company of the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard FTSE Social Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Basic Materials (1.8%)
	Praxair Inc.	65,545	10,089
	Air Products & Chemicals Inc.	49,333	8,043
	Ecolab Inc.	58,289	7,923
	LyondellBasell Industries NV Class A	75,069	7,860
	PPG Industries Inc.	58,400	6,824
	Newmont Mining Corp.	121,973	4,512
	Nucor Corp.	73,050	4,200
	Albemarle Corp.	25,751	3,459
	FMC Corp.	30,398	2,869
	International Flavors & Fragrances Inc.	17,898	2,782
	Avery Dennison Corp.	20,089	2,292
	Arconic Inc.	90,167	2,219
	Mosaic Co.	84,926	2,063
	CF Industries Holdings Inc.	53,766	2,015
*	Alcoa Corp.	41,875	1,738
	Ashland Global Holdings Inc.	14,759	1,092
			69,980
Consumer Goods (9.1%)
	Procter & Gamble Co.	588,797	52,986
	PepsiCo Inc.	327,295	38,136
	NIKE Inc. Class B	305,118	18,435
	Mondelez International Inc. Class A	336,432	14,446
	Colgate-Palmolive Co.	197,672	14,321
	General Motors Co.	305,618	13,169
	Ford Motor Co.	910,123	11,395
	Kraft Heinz Co.	137,583	11,195
	Activision Blizzard Inc.	170,162	10,618
	Kimberly-Clark Corp.	81,355	9,743
*,^ Tesla Inc.		30,007	9,268
	General Mills Inc.	133,417	7,546
*	Electronic Arts Inc.	68,866	7,324
	Delphi Automotive plc	61,700	6,458
	Estee Lauder Cos. Inc. Class A	49,539	6,184
	Stanley Black & Decker Inc.	35,439	6,012
*	Monster Beverage Corp.	93,768	5,876
	VF Corp.	74,046	5,402
	Clorox Co.	29,369	4,091
*	Mohawk Industries Inc.	14,091	3,982
	DR Horton Inc.	77,257	3,940
	Kellogg Co.	58,447	3,867
	Dr Pepper Snapple Group Inc.	42,622	3,844
	Newell Brands Inc.	112,850	3,495
	Conagra Brands Inc.	93,460	3,489
	Hershey Co.	31,405	3,484
	Genuine Parts Co.	34,321	3,191
	JM Smucker Co.	25,586	2,985
*	LKQ Corp.	71,445	2,816
	Lear Corp.	15,425	2,790

	McCormick & Co. Inc.	27,137	2,773
*	Tapestry Inc.	66,390	2,768
	Whirlpool Corp.	16,392	2,763
	Church & Dwight Co. Inc.	58,603	2,760
	BorgWarner Inc.	47,963	2,671
	Autoliv Inc.	20,103	2,572
	PVH Corp.	17,734	2,386
	Snap-on Inc.	13,495	2,286
	Hormel Foods Corp.	61,083	2,226
	Ingredion Inc.	16,038	2,221
	PulteGroup Inc.	63,314	2,161
	Bunge Ltd.	32,283	2,160
	Campbell Soup Co.	42,372	2,089
	Harley-Davidson Inc.	41,361	2,076
*	Michael Kors Holdings Ltd.	33,496	1,958
	Goodyear Tire & Rubber Co.	58,341	1,889
	Lamb Weston Holdings Inc.	33,219	1,806
	Hanesbrands Inc.	83,690	1,748
	Toll Brothers Inc.	34,271	1,725
	Polaris Industries Inc.	13,427	1,705
	Adient plc	21,283	1,666
	Coca-Cola European Partners plc	41,571	1,621
	Mattel Inc.	87,252	1,592
*	Lululemon Athletica Inc.	22,723	1,522
	Gentex Corp.	69,269	1,419
	Ralph Lauren Corp. Class A	13,698	1,303
*	Herbalife Ltd.	15,893	1,115
*	Edgewell Personal Care Co.	13,544	785
*,^ Under Armour Inc. Class A		49,172	654
*	Under Armour Inc.	42,600	508
*,2 Herbalife Ltd. CVR		2,328	23
			347,439
Consumer Services (8.7%)
	Home Depot Inc.	277,066	49,822
	Walt Disney Co.	362,211	37,967
	McDonald's Corp.	187,478	32,241
*	Priceline Group Inc.	11,317	19,688
	Starbucks Corp.	325,205	18,803
	CVS Health Corp.	235,419	18,033
	Time Warner Inc.	179,736	16,448
	Lowe's Cos. Inc.	196,103	16,349
	TJX Cos. Inc.	150,375	11,361
	McKesson Corp.	49,225	7,272
	Ross Stores Inc.	90,975	6,917
	Sysco Corp.	113,341	6,543
	Dollar General Corp.	64,289	5,663
*	Dollar Tree Inc.	53,747	5,523
*	O'Reilly Automotive Inc.	20,348	4,806
*	AutoZone Inc.	6,676	4,585
	Cardinal Health Inc.	74,008	4,380
	Omnicom Group Inc.	55,396	3,957
	Best Buy Co. Inc.	61,039	3,638
	Yum China Holdings Inc.	85,763	3,502
	Expedia Inc.	28,135	3,447
*	Ulta Beauty Inc.	13,972	3,098
	AmerisourceBergen Corp. Class A	36,521	3,098
	Nielsen Holdings plc	82,668	3,036

* CarMax Inc.	42,201	2,908
L Brands Inc.	49,750	2,789
Darden Restaurants Inc.	28,534	2,406
Tiffany & Co.	25,123	2,374
Tractor Supply Co.	31,719	2,164
Kohl's Corp.	42,738	2,050
Alaska Air Group Inc.	27,737	1,919
Gap Inc.	59,162	1,911
Macy's Inc.	80,125	1,907
Interpublic Group of Cos. Inc.	95,287	1,885
Viacom Inc. Class B	64,517	1,827
* Chipotle Mexican Grill Inc. Class A	5,909	1,799
* Liberty Media Corp-Liberty SiriusXM Class C	43,742	1,785
Scripps Networks Interactive Inc. Class A	20,224	1,655
Nordstrom Inc.	28,882	1,313
H&R Block Inc.	47,949	1,255
Dun & Bradstreet Corp.	9,223	1,135
Advance Auto Parts Inc.	11,026	1,114
* AutoNation Inc.	18,045	999
* TripAdvisor Inc.	26,334	912
Signet Jewelers Ltd.	17,387	909
TEGNA Inc.	65,192	866
* Liberty Media Corp-Liberty SiriusXM Class A	18,583	758
Foot Locker Inc.	16,143	692
* Cars.com Inc.	17,541	425
		329,934
Financials (24.4%)
JPMorgan Chase & Co.	812,135	84,884
Bank of America Corp.	2,268,077	63,892
Wells Fargo & Co.	1,033,320	58,352
Visa Inc. Class A	424,370	47,780
Citigroup Inc.	626,696	47,316
Mastercard Inc. Class A	215,775	32,468
Goldman Sachs Group Inc.	84,992	21,047
US Bancorp	361,359	19,929
Chubb Ltd.	107,033	16,281
American Express Co.	166,523	16,271
Morgan Stanley	305,837	15,784
PNC Financial Services Group Inc.	110,592	15,545
BlackRock Inc.	28,433	14,250
American Tower Corp.	96,509	13,890
Charles Schwab Corp.	272,252	13,283
Bank of New York Mellon Corp.	232,550	12,730
American International Group Inc.	207,651	12,451
CME Group Inc.	77,697	11,619
Simon Property Group Inc.	71,755	11,606
Prudential Financial Inc.	99,060	11,475
MetLife Inc.	208,496	11,192
Crown Castle International Corp.	92,264	10,426
Capital One Financial Corp.	112,457	10,346
Marsh & McLennan Cos. Inc.	116,734	9,797
S&P Global Inc.	58,577	9,693
Intercontinental Exchange Inc.	134,581	9,616
BB&T Corp.	186,576	9,221
Travelers Cos. Inc.	63,463	8,604
Allstate Corp.	82,677	8,488
Aon plc	59,133	8,292

Equinix Inc.	17,831	8,282
State Street Corp.	86,580	8,255
Prologis Inc.	119,476	7,913
Aflac Inc.	89,276	7,824
Public Storage	33,981	7,242
Progressive Corp.	131,478	6,992
SunTrust Banks Inc.	111,774	6,889
Synchrony Financial	184,189	6,610
Weyerhaeuser Co.	171,776	6,077
Discover Financial Services	85,877	6,063
Moody's Corp.	37,755	5,732
Welltower Inc.	84,803	5,721
AvalonBay Communities Inc.	31,127	5,644
Ameriprise Financial Inc.	34,571	5,643
M&T Bank Corp.	32,811	5,543
T. Rowe Price Group Inc.	53,455	5,502
Equity Residential	81,953	5,476
Digital Realty Trust Inc.	46,475	5,424
Fifth Third Bancorp	174,965	5,338
Ventas Inc.	81,739	5,232
KeyCorp	256,652	4,871
Hartford Financial Services Group Inc.	84,380	4,847
Citizens Financial Group Inc.	117,626	4,787
* SBA Communications Corp. Class A	27,795	4,718
Regions Financial Corp.	282,041	4,679
Northern Trust Corp.	47,779	4,672
Willis Towers Watson plc	28,724	4,619
Boston Properties Inc.	35,061	4,396
Principal Financial Group Inc.	61,854	4,379
Lincoln National Corp.	51,977	3,979
Huntington Bancshares Inc.	254,068	3,659
Realty Income Corp.	62,706	3,468
* Markel Corp.	3,094	3,425
GGP Inc.	144,461	3,395
First Republic Bank	35,417	3,384
Invesco Ltd.	93,140	3,369
Comerica Inc.	39,856	3,320
Loews Corp.	62,905	3,163
Equifax Inc.	27,572	3,146
* E*TRADE Financial Corp.	64,381	3,099
Vornado Realty Trust	39,359	3,055
TD Ameritrade Holding Corp.	59,464	3,043
Annaly Capital Management Inc.	260,599	3,041
Unum Group	52,766	2,988
HCP Inc.	110,401	2,919
* CBRE Group Inc. Class A	66,352	2,877
Ally Financial Inc.	107,068	2,876
* Arch Capital Group Ltd.	28,786	2,726
Cincinnati Financial Corp.	36,040	2,693
Arthur J Gallagher & Co.	40,122	2,641
Regency Centers Corp.	36,103	2,448
Iron Mountain Inc.	59,558	2,434
UDR Inc.	59,784	2,351
SL Green Realty Corp.	22,611	2,311
Torchmark Corp.	26,016	2,311
Zions Bancorporation	45,865	2,273
XL Group Ltd.	58,470	2,270

Duke Realty Corp.	80,594	2,267
Western Union Co.	110,390	2,174
SEI Investments Co.	30,429	2,141
Macerich Co.	32,325	2,093
Everest Re Group Ltd.	9,393	2,063
Nasdaq Inc.	26,048	2,062
* Alleghany Corp.	3,451	2,018
Voya Financial Inc.	44,534	1,968
Kimco Realty Corp.	97,250	1,801
VEREIT Inc.	230,796	1,800
AGNC Investment Corp.	88,119	1,754
People's United Financial Inc.	84,777	1,612
WR Berkley Corp.	22,846	1,579
New York Community Bancorp Inc.	115,417	1,540
CIT Group Inc.	30,798	1,535
Liberty Property Trust	32,994	1,481
Assurant Inc.	12,800	1,291
RenaissanceRe Holdings Ltd.	9,679	1,284
Commerce Bancshares Inc.	21,172	1,199
* Brighthouse Financial Inc.	19,526	1,148
Hospitality Properties Trust	37,585	1,127
Axis Capital Holdings Ltd.	19,925	1,044
Weingarten Realty Investors	29,164	961
Navient Corp.	73,282	924
JBG SMITH Properties	23,329	777
		928,205
Health Care (16.7%)
Johnson & Johnson	621,148	86,544
UnitedHealth Group Inc.	220,186	50,240
Pfizer Inc.	1,365,267	49,505
AbbVie Inc.	366,497	35,521
Merck & Co. Inc.	631,995	34,930
Amgen Inc.	169,656	29,802
Medtronic plc	316,340	25,981
Bristol-Myers Squibb Co.	380,819	24,064
Abbott Laboratories	389,213	21,940
Eli Lilly & Co.	226,243	19,149
* Celgene Corp.	179,008	18,049
* Biogen Inc.	48,819	15,728
Anthem Inc.	60,844	14,296
Allergan plc	77,666	13,501
Aetna Inc.	74,281	13,384
Stryker Corp.	77,980	12,165
Cigna Corp.	56,861	12,039
Becton Dickinson and Co.	51,776	11,816
* Intuitive Surgical Inc.	25,078	10,026
* Express Scripts Holding Co.	134,270	8,752
Humana Inc.	33,115	8,638
* Vertex Pharmaceuticals Inc.	57,989	8,367
Zoetis Inc.	114,224	8,257
* Boston Scientific Corp.	314,105	8,255
Baxter International Inc.	114,647	7,513
* Regeneron Pharmaceuticals Inc.	17,988	6,509
* HCA Healthcare Inc.	68,299	5,805
* Edwards Lifesciences Corp.	48,558	5,691
CR Bard Inc.	16,622	5,584
* Alexion Pharmaceuticals Inc.	49,913	5,481

Zimmer Biomet Holdings Inc.	46,361	5,429
* Mylan NV	116,815	4,267
* Centene Corp.	38,629	3,944
* Incyte Corp.	38,694	3,830
* Laboratory Corp. of America Holdings	23,416	3,706
Dentsply Sirona Inc.	52,335	3,507
* BioMarin Pharmaceutical Inc.	40,728	3,494
* Waters Corp.	17,389	3,429
* IQVIA Holdings Inc.	30,895	3,152
Quest Diagnostics Inc.	31,371	3,089
Perrigo Co. plc	32,268	2,814
* Hologic Inc.	66,989	2,795
ResMed Inc.	31,668	2,704
* Henry Schein Inc.	36,418	2,602
* Varian Medical Systems Inc.	20,935	2,339
Universal Health Services Inc. Class B	21,135	2,290
* DaVita Inc.	35,982	2,197
* Jazz Pharmaceuticals plc	13,776	1,925
* Bioverativ Inc.	25,222	1,262
Patterson Cos. Inc.	20,837	762
* Mallinckrodt plc	12,700	277
		637,346
Industrials (8.3%)
Union Pacific Corp.	185,732	23,495
Accenture plc Class A	142,301	21,062
* PayPal Holdings Inc.	260,616	19,736
United Parcel Service Inc. Class B	158,374	19,235
FedEx Corp.	56,751	13,136
Illinois Tool Works Inc.	70,114	11,867
Automatic Data Processing Inc.	102,950	11,784
CSX Corp.	200,239	11,163
Deere & Co.	73,256	10,978
Norfolk Southern Corp.	66,650	9,240
Waste Management Inc.	102,067	8,395
Johnson Controls International plc	216,890	8,164
Eaton Corp. plc	104,479	8,126
Sherwin-Williams Co.	18,615	7,435
* Fiserv Inc.	48,737	6,406
Cummins Inc.	36,626	6,131
Rockwell Automation Inc.	30,073	5,806
Parker-Hannifin Corp.	30,672	5,751
PACCAR Inc.	79,923	5,621
Fortive Corp.	69,466	5,186
Agilent Technologies Inc.	73,226	5,070
AMETEK Inc.	53,092	3,859
Vulcan Materials Co.	30,297	3,807
WestRock Co.	56,762	3,543
Global Payments Inc.	35,146	3,534
Fastenal Co.	67,393	3,531
Dover Corp.	35,382	3,457
* Verisk Analytics Inc. Class A	35,166	3,391
Republic Services Inc. Class A	51,710	3,358
Masco Corp.	76,032	3,263
Ball Corp.	78,041	3,115
* United Rentals Inc.	19,372	3,089
Total System Services Inc.	41,209	3,064
Martin Marietta Materials Inc.	14,490	3,020

	Xylem Inc.	40,918	2,837
	WW Grainger Inc.	12,754	2,823
	CH Robinson Worldwide Inc.	32,282	2,797
*	Vantiv Inc. Class A	36,851	2,764
	Kansas City Southern	23,954	2,686
	Alliance Data Systems Corp.	11,172	2,673
	Expeditors International of Washington Inc.	40,742	2,639
	Broadridge Financial Solutions Inc.	26,450	2,387
	Fortune Brands Home & Security Inc.	34,836	2,383
*	Flex Ltd.	122,458	2,213
	JB Hunt Transport Services Inc.	19,584	2,177
	Sealed Air Corp.	44,723	2,149
*	Sensata Technologies Holding NV	39,744	1,985
	ManpowerGroup Inc.	15,225	1,962
*	Keysight Technologies Inc.	42,183	1,835
	Allegion plc	21,612	1,818
*	Arrow Electronics Inc.	21,134	1,706
	Robert Half International Inc.	28,036	1,599
	Xerox Corp.	53,087	1,575
	Avnet Inc.	31,961	1,324
*	Stericycle Inc.	19,620	1,301
	Acuity Brands Inc.	7,232	1,240
	MDU Resources Group Inc.	44,100	1,233
	Jabil Inc.	41,016	1,183
	Bemis Co. Inc.	21,480	1,008
			318,115
Oil & Gas (3.3%)
	Schlumberger Ltd.	325,309	20,446
	ConocoPhillips	284,164	14,458
	EOG Resources Inc.	134,627	13,775
	Occidental Petroleum Corp.	177,823	12,536
	Valero Energy Corp.	103,782	8,886
	Kinder Morgan Inc.	452,044	7,789
	Pioneer Natural Resources Co.	39,514	6,166
	Anadarko Petroleum Corp.	105,965	5,096
	Devon Energy Corp.	124,888	4,812
	Williams Cos. Inc.	156,532	4,547
	Apache Corp.	91,535	3,829
	Andeavor	33,575	3,541
	EQT Corp.	55,498	3,308
	Marathon Oil Corp.	207,566	3,080
	Cimarex Energy Co.	22,845	2,653
	Baker Hughes a GE Co.	70,911	2,108
	Helmerich & Payne Inc.	30,638	1,795
*	Newfield Exploration Co.	51,229	1,584
	Murphy Oil Corp.	45,545	1,273
^	Core Laboratories NV	12,481	1,257
	Range Resources Corp.	59,700	1,076
			124,015
Technology (26.7%)
	Apple Inc.	1,200,544	206,313
	Microsoft Corp.	1,730,142	145,626
*	Facebook Inc. Class A	538,243	95,366
*	Alphabet Inc. Class C	69,712	71,204
*	Alphabet Inc. Class A	68,363	70,836
	Intel Corp.	1,084,651	48,636

Cisco Systems Inc.	1,154,859	43,076
Oracle Corp.	661,738	32,465
NVIDIA Corp.	131,019	26,297
Broadcom Ltd.	93,089	25,873
QUALCOMM Inc.	341,236	22,638
Texas Instruments Inc.	226,952	22,080
* Adobe Systems Inc.	113,836	20,658
* salesforce.com Inc.	155,312	16,202
Applied Materials Inc.	247,496	13,060
* Micron Technology Inc.	260,645	11,049
Cognizant Technology Solutions Corp. Class A	134,059	9,690
* NXP Semiconductors NV	79,880	9,058
Intuit Inc.	55,215	8,681
HP Inc.	390,894	8,385
Lam Research Corp.	37,075	7,131
Corning Inc.	206,281	6,681
Western Digital Corp.	67,868	5,352
* Autodesk Inc.	47,513	5,212
* Red Hat Inc.	40,247	5,102
* ServiceNow Inc.	38,981	4,795
* Cerner Corp.	65,248	4,612
Skyworks Solutions Inc.	42,922	4,496
Symantec Corp.	141,559	4,101
Xilinx Inc.	56,604	3,935
KLA-Tencor Corp.	36,573	3,739
* Dell Technologies Inc. Class V	46,451	3,634
NetApp Inc.	63,952	3,614
Maxim Integrated Products Inc.	64,129	3,356
* Twitter Inc.	153,798	3,165
* Citrix Systems Inc.	35,715	3,130
* Workday Inc. Class A	30,026	3,093
* Synopsys Inc.	34,020	3,075
* Check Point Software Technologies Ltd.	27,676	2,886
Seagate Technology plc	68,568	2,644
* Splunk Inc.	31,859	2,552
CA Inc.	75,160	2,485
Juniper Networks Inc.	87,425	2,427
* VeriSign Inc.	19,566	2,252
* Akamai Technologies Inc.	39,497	2,203
Amdocs Ltd.	32,952	2,151
CDK Global Inc.	30,627	2,116
Marvell Technology Group Ltd.	91,723	2,049
* F5 Networks Inc.	14,877	1,996
* VMware Inc. Class A	16,257	1,953
* Yandex NV Class A	57,877	1,916
CSRA Inc.	39,557	1,144
		1,016,190
Telecommunications (0.1%)
* T-Mobile US Inc.	67,197	4,104
* Sprint Corp.	130,814	783
		4,887
Utilities (0.4%)
ONEOK Inc.	84,574	4,389
American Water Works Co. Inc.	40,352	3,695
CenterPoint Energy Inc.	97,439	2,924
NiSource Inc.	73,836	2,033

*	Calpine Corp.			83,394	1,253
	Avangrid Inc.			12,781	678
					14,972
Total Common Stocks (Cost $2,647,664)					3,791,083
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.3%)1
3,4 Vanguard Market Liquidity Fund		1.309%		143,215	14,323
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Cash Management Bill	1.029%	1/2/18	2,000	1,998
5	United States Treasury Bill	1.169%	3/22/18	600	598
					2,596
Total Temporary Cash Investments (Cost $16,919)					16,919
Total Investments (99.9%) (Cost $2,664,583)					3,808,002
Other Assets and Liabilities-Net (0.1%)3					3,385
Net Assets (100%)					3,811,387

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,671,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $3,736,000 of collateral received for securities on loan.
5 Securities with a value of $797,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	157	20,786	374

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

FTSE Social Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,791,060	—	23
Temporary Cash Investments	14,323	2,596	—
Futures Contracts—Assets[1]	149	—	—
Total	3,805,532	2,596	23

FTSE Social Index Fund

1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2017, the cost of investment securities for tax purposes was $2,664,583,000. Net unrealized appreciation of investment securities for tax purposes was $1,143,419,000, consisting of unrealized gains of $1,182,527,000 on securities that had risen in value since their purchase and $39,108,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.9%) 1
Basic Materials (2.0%)
DowDuPont Inc.	177,223	12,753
Praxair Inc.	21,735	3,346
Air Products & Chemicals Inc.	16,590	2,705
Ecolab Inc.	19,705	2,678
LyondellBasell Industries NV Class A	24,155	2,529
PPG Industries Inc.	19,409	2,268
International Paper Co.	31,321	1,773
Nucor Corp.	24,338	1,399
		29,451
Consumer Goods (8.8%)
Procter & Gamble Co.	193,760	17,436
Coca-Cola Co.	291,397	13,337
PepsiCo Inc.	108,278	12,617
Philip Morris International Inc.	117,967	12,121
Altria Group Inc.	145,598	9,876
NIKE Inc. Class B	99,548	6,015
Colgate-Palmolive Co.	66,764	4,837
Mondelez International Inc. Class A	108,616	4,664
General Motors Co.	94,325	4,064
Monsanto Co.	33,269	3,937
Kraft Heinz Co.	46,253	3,764
Ford Motor Co.	295,220	3,696
Activision Blizzard Inc.	54,366	3,392
Kimberly-Clark Corp.	26,741	3,203
^,* Tesla Inc.	10,182	3,145
Constellation Brands Inc. Class A	12,421	2,703
* Electronic Arts Inc.	23,377	2,486
General Mills Inc.	43,534	2,462
Estee Lauder Cos. Inc. Class A	17,098	2,134
* Monster Beverage Corp.	32,304	2,025
Stanley Black & Decker Inc.	11,757	1,994
VF Corp.	23,912	1,745
Archer-Daniels-Midland Co.	42,469	1,694
Kellogg Co.	20,893	1,382
Hershey Co.	10,473	1,162
Delphi Automotive plc	10,203	1,068
Tyson Foods Inc. Class A	10,935	899
Brown-Forman Corp. Class B	13,962	835
Campbell Soup Co.	14,788	729
		129,422
Consumer Services (13.4%)
* Amazon.com Inc.	31,046	36,533
Home Depot Inc.	89,618	16,115
Comcast Corp. Class A	357,300	13,413
Walt Disney Co.	111,377	11,675
Wal-Mart Stores Inc.	114,356	11,119
McDonald's Corp.	61,450	10,568
* Priceline Group Inc.	3,732	6,493
Costco Wholesale Corp.	33,260	6,134
Starbucks Corp.	104,181	6,024
CVS Health Corp.	77,104	5,906
* Netflix Inc.	31,168	5,846
Lowe's Cos. Inc.	64,168	5,350
Time Warner Inc.	56,019	5,126
Walgreens Boots Alliance Inc.	69,299	5,042
* Charter Communications Inc. Class A	14,644	4,777
TJX Cos. Inc.	46,428	3,508
Marriott International Inc.	21,138	2,684
* eBay Inc.	76,883	2,665
Delta Air Lines Inc.	49,416	2,615
Twenty-First Century Fox Inc. Class A	81,499	2,603
Target Corp.	41,339	2,476
Southwest Airlines Co.	40,650	2,466
McKesson Corp.	15,973	2,360
Yum! Brands Inc.	26,322	2,197
Sysco Corp.	36,423	2,103
Las Vegas Sands Corp.	30,016	2,080
Carnival Corp.	28,383	1,863

Dollar General Corp.	20,754	1,828
Kroger Co.	68,003	1,759
American Airlines Group Inc.	33,270	1,680
* O'Reilly Automotive Inc.	6,651	1,571
Cardinal Health Inc.	24,121	1,428
CBS Corp. Class B	25,172	1,411
Hilton Worldwide Holdings Inc.	16,917	1,312
Omnicom Group Inc.	17,538	1,253
Ross Stores Inc.	14,910	1,134
Twenty-First Century Fox Inc.	28,533	889
* DISH Network Corp. Class A	16,291	825
* AutoZone Inc.	1,049	720
* United Continental Holdings Inc.	10,043	636
Sirius XM Holdings Inc.	105,730	581
AmerisourceBergen Corp. Class A	6,237	529
L Brands Inc.	9,287	521
* Altice USA Inc. Class A	8,755	156
CBS Corp. Class A	300	17
Entercom Communications Corp. Class A	324	4
Viacom Inc. Class B	8	—
		197,995
Financials (19.0%)
JPMorgan Chase & Co.	267,150	27,923
* Berkshire Hathaway Inc. Class B	140,263	27,072
Bank of America Corp.	747,890	21,068
Wells Fargo & Co.	339,140	19,151
Visa Inc. Class A	138,865	15,635
Citigroup Inc.	206,927	15,623
Mastercard Inc. Class A	71,650	10,781
US Bancorp	120,788	6,661
Goldman Sachs Group Inc.	26,396	6,537
American Express Co.	56,953	5,565
Morgan Stanley	104,617	5,399
PNC Financial Services Group Inc.	36,419	5,119
Chubb Ltd.	33,619	5,114
American Tower Corp.	32,675	4,703
Charles Schwab Corp.	91,355	4,457
BlackRock Inc.	8,618	4,319
American International Group Inc.	68,448	4,104
Bank of New York Mellon Corp.	74,478	4,077
CME Group Inc.	25,896	3,872
Simon Property Group Inc.	23,567	3,812
Prudential Financial Inc.	32,358	3,748
Crown Castle International Corp.	30,916	3,494
MetLife Inc.	64,544	3,465
Capital One Financial Corp.	36,700	3,376
Marsh & McLennan Cos. Inc.	38,850	3,261
S&P Global Inc.	19,480	3,224
Intercontinental Exchange Inc.	44,601	3,187
BB&T Corp.	61,549	3,042
Travelers Cos. Inc.	21,001	2,847
Allstate Corp.	27,452	2,818
Equinix Inc.	5,900	2,740
Aon plc	19,275	2,703
Prologis Inc.	40,135	2,658
Aflac Inc.	30,146	2,642
State Street Corp.	27,011	2,575
Public Storage	11,253	2,398
Progressive Corp.	44,396	2,361
SunTrust Banks Inc.	36,226	2,233
Synchrony Financial	60,330	2,165
Weyerhaeuser Co.	56,960	2,015
Discover Financial Services	28,525	2,014
Welltower Inc.	27,908	1,883
Equity Residential	28,006	1,871
Ameriprise Financial Inc.	11,456	1,870
T. Rowe Price Group Inc.	17,494	1,800
Ventas Inc.	26,999	1,728
Fifth Third Bancorp	56,048	1,710
Northern Trust Corp.	16,390	1,603
Boston Properties Inc.	11,762	1,475
* Berkshire Hathaway Inc. Class A	5	1,458
Franklin Resources Inc.	25,309	1,097
GGP Inc.	46,537	1,094
Loews Corp.	21,554	1,084
TD Ameritrade Holding Corp.	20,018	1,024
AvalonBay Communities Inc.	5,255	953

Vornado Realty Trust	6,423	499
HCP Inc.	17,702	468
		281,575
Health Care (13.9%)
Johnson & Johnson	203,753	28,389
UnitedHealth Group Inc.	73,345	16,735
Pfizer Inc.	451,634	16,376
AbbVie Inc.	121,152	11,742
Merck & Co. Inc.	206,821	11,431
Amgen Inc.	55,318	9,717
Medtronic plc	103,083	8,466
Bristol-Myers Squibb Co.	124,547	7,870
Abbott Laboratories	131,954	7,438
Gilead Sciences Inc.	99,048	7,407
Eli Lilly & Co.	75,254	6,370
* Celgene Corp.	59,292	5,978
Thermo Fisher Scientific Inc.	30,356	5,852
* Biogen Inc.	16,060	5,174
Anthem Inc.	19,887	4,673
Aetna Inc.	25,168	4,535
Allergan plc	25,370	4,410
Cigna Corp.	19,110	4,046
Becton Dickinson and Co.	17,307	3,950
Stryker Corp.	22,738	3,547
* Intuitive Surgical Inc.	8,575	3,428
Humana Inc.	10,988	2,866
* Express Scripts Holding Co.	43,691	2,848
* Vertex Pharmaceuticals Inc.	19,127	2,760
* Boston Scientific Corp.	104,291	2,741
Zoetis Inc.	37,061	2,679
* Illumina Inc.	11,105	2,555
Baxter International Inc.	37,180	2,436
* Regeneron Pharmaceuticals Inc.	6,025	2,180
* HCA Healthcare Inc.	21,915	1,863
Zimmer Biomet Holdings Inc.	15,429	1,807
* Alexion Pharmaceuticals Inc.	16,049	1,762
* Mylan NV	38,762	1,416
Shire plc ADR	1	—
		205,447
Industrials (11.0%)
General Electric Co.	657,757	12,030
Boeing Co.	42,658	11,808
3M Co.	45,250	11,002
Honeywell International Inc.	57,651	8,991
Union Pacific Corp.	60,684	7,676
Accenture plc Class A	46,921	6,945
United Technologies Corp.	54,680	6,641
* PayPal Holdings Inc.	86,626	6,560
United Parcel Service Inc. Class B	52,315	6,354
Caterpillar Inc.	44,796	6,323
Lockheed Martin Corp.	18,597	5,935
Danaher Corp.	47,393	4,472
FedEx Corp.	18,315	4,239
Raytheon Co.	22,038	4,213
Northrop Grumman Corp.	13,176	4,050
General Dynamics Corp.	19,342	4,007
Illinois Tool Works Inc.	22,130	3,745
CSX Corp.	66,155	3,688
Automatic Data Processing Inc.	32,077	3,672
Deere & Co.	24,213	3,629
Emerson Electric Co.	48,855	3,167
Norfolk Southern Corp.	21,884	3,034
Waste Management Inc.	33,364	2,744
Johnson Controls International plc	70,782	2,664
Eaton Corp. plc	33,740	2,624
Sherwin-Williams Co.	6,437	2,571
TE Connectivity Ltd.	26,692	2,521
Fidelity National Information Services Inc.	25,284	2,385
Cummins Inc.	12,039	2,015
PACCAR Inc.	26,916	1,893
Parker-Hannifin Corp.	10,039	1,882
Rockwell Automation Inc.	9,703	1,873
Fortive Corp.	23,856	1,781
Agilent Technologies Inc.	24,619	1,705
Ingersoll-Rand plc	19,243	1,686
Paychex Inc.	24,506	1,649

	Republic Services Inc. Class A	17,840	1,159
			163,333
Oil & Gas (5.8%)
	Exxon Mobil Corp.	321,791	26,802
	Chevron Corp.	143,920	17,125
	Schlumberger Ltd.	104,963	6,597
	ConocoPhillips	92,598	4,711
	EOG Resources Inc.	43,795	4,481
	Occidental Petroleum Corp.	57,987	4,088
	Phillips 66	32,960	3,216
	Valero Energy Corp.	33,580	2,875
	Halliburton Co.	62,864	2,626
	Kinder Morgan Inc.	144,034	2,482
	Marathon Petroleum Corp.	38,352	2,402
	Anadarko Petroleum Corp.	42,778	2,057
	Pioneer Natural Resources Co.	12,854	2,006
	Williams Cos. Inc.	62,848	1,826
	Apache Corp.	28,898	1,209
	Devon Energy Corp.	18,908	728
	Hess Corp.	11,503	528
	Baker Hughes a GE Co.	16,247	483
	Noble Energy Inc.	10	—
			86,242
Technology (21.0%)
	Apple Inc.	352,915	60,648
	Microsoft Corp.	584,701	49,214
*	Facebook Inc. Class A	179,977	31,888
*	Alphabet Inc. Class A	22,578	23,395
*	Alphabet Inc. Class C	22,469	22,950
	Intel Corp.	356,790	15,998
	Cisco Systems Inc.	379,912	14,171
	Oracle Corp.	235,709	11,564
	International Business Machines Corp.	67,318	10,365
	Broadcom Ltd.	30,880	8,583
	NVIDIA Corp.	40,943	8,218
	QUALCOMM Inc.	112,228	7,445
	Texas Instruments Inc.	75,322	7,328
*	Adobe Systems Inc.	37,408	6,788
*	salesforce.com Inc.	51,336	5,355
	Applied Materials Inc.	80,914	4,270
*	Micron Technology Inc.	80,078	3,395
	Cognizant Technology Solutions Corp. Class A	44,981	3,251
	Intuit Inc.	18,525	2,913
	HP Inc.	127,709	2,739
	Analog Devices Inc.	27,852	2,398
	Corning Inc.	68,366	2,214
	DXC Technology Co.	21,623	2,079
	Hewlett Packard Enterprise Co.	125,195	1,747
*	VMware Inc. Class A	4,225	508
*	Snap Inc.	27,614	381
			309,805
Telecommunications (2.3%)
	AT&T Inc.	466,291	16,964
	Verizon Communications Inc.	309,848	15,768
*	T-Mobile US Inc.	22,018	1,345

* Sprint Corp.			44,644	267
				34,344
Utilities (2.7%)
NextEra Energy Inc.			35,614	5,628
Duke Energy Corp.			53,286	4,752
Dominion Energy Inc.			48,826	4,108
Southern Co.			75,444	3,863
Exelon Corp.			70,293	2,932
American Electric Power Co. Inc.			37,330	2,898
Sempra Energy			19,031	2,303
PG&E Corp.			38,923	2,111
Consolidated Edison Inc.			23,482	2,091
Public Service Enterprise Group Inc.			38,479	2,042
Edison International			24,649	2,003
Xcel Energy Inc.			38,731	1,999
PPL Corp.			51,759	1,898
FirstEnergy Corp.			16,800	573
				39,201
Total Common Stocks (Cost $944,754)				1,476,815
	Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
2,3Vanguard Market Liquidity Fund	1.309%		11,000	1,100

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.116%	2/22/18	500	499
Total Temporary Cash Investments (Cost $1,599)				1,599
Total Investments (100.0%) (Cost $946,353)				1,478,414
Other Assets and Liabilities-Net (0.0%)3				(160)
Net Assets (100%)				1,478,254

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,081,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,099,000 of collateral received for securities on loan.
4 Securities with a value of $646,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	10	1,324	80

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mega Cap Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,476,815	—	—
Temporary Cash Investments	1,100	499	—
Futures Contracts—Assets[1]	30	—	—
Total	1,477,945	499	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $946,353,000. Net unrealized appreciation of investment securities for tax purposes was $532,061,000, consisting of unrealized gains of $533,067,000 on securities that had risen in value since their purchase and $21,006,000 in unrealized losses on securities that had fallen in value since their purchase.

Mega Cap Growth Index Fund

Vanguard Mega Cap Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (1.2%)
	Praxair Inc.	106,614	16,410
	Ecolab Inc.	97,164	13,207
	Nucor Corp.	118,768	6,829
	PPG Industries Inc.	47,834	5,589
			42,035
Consumer Goods (10.7%)
	Coca-Cola Co.	1,430,603	65,479
	Philip Morris International Inc.	578,776	59,469
	Altria Group Inc.	715,255	48,516
	NIKE Inc. Class B	489,297	29,563
	Colgate-Palmolive Co.	328,181	23,777
	Monsanto Co.	163,725	19,375
	Kraft Heinz Co.	226,948	18,467
	Activision Blizzard Inc.	267,325	16,681
^,* Tesla Inc.		49,708	15,352
	Constellation Brands Inc. Class A	60,955	13,263
*	Electronic Arts Inc.	115,139	12,245
	Estee Lauder Cos. Inc. Class A	83,555	10,430
*	Monster Beverage Corp.	158,561	9,937
	Stanley Black & Decker Inc.	57,143	9,693
	Hershey Co.	50,819	5,638
	Delphi Automotive plc	49,613	5,193
	Brown-Forman Corp. Class B	68,249	4,081
	British American Tobacco plc ADR	2	—
			367,159
Consumer Services (22.2%)
*	Amazon.com Inc.	152,185	179,084
	Home Depot Inc.	439,292	78,994
	Comcast Corp. Class A	1,752,942	65,805
	Walt Disney Co.	546,356	57,269
	McDonald's Corp.	301,782	51,897
*	Priceline Group Inc.	18,244	31,739
	Costco Wholesale Corp.	163,541	30,162
	Starbucks Corp.	511,410	29,570
*	Netflix Inc.	152,772	28,657
	Lowe's Cos. Inc.	314,748	26,241
	Time Warner Inc.	275,242	25,187
	Walgreens Boots Alliance Inc.	338,841	24,654
*	Charter Communications Inc. Class A	72,099	23,519
	TJX Cos. Inc.	227,655	17,199
	Marriott International Inc.	104,181	13,231
	Southwest Airlines Co.	200,949	12,192
	Yum! Brands Inc.	128,600	10,734
	Dollar General Corp.	102,172	8,999
*	O'Reilly Automotive Inc.	32,744	7,734
	CBS Corp. Class B	123,582	6,928
	Hilton Worldwide Holdings Inc.	83,013	6,439
	Ross Stores Inc.	72,463	5,509
	Las Vegas Sands Corp.	73,834	5,116
	Carnival Corp.	70,064	4,599
*	DISH Network Corp. Class A	80,800	4,093
*	AutoZone Inc.	5,195	3,568
^	Sirius XM Holdings Inc.	516,101	2,839
	AmerisourceBergen Corp. Class A	15,318	1,299
*	Altice USA Inc. Class A	41,211	736
	CBS Corp. Class A	1,144	65
	Twenty-First Century Fox Inc. Class A	629	20
	L Brands Inc.	146	8
	Twenty-First Century Fox Inc.	240	8
	Entercom Communications Corp. Class A	535	6
			764,100
Financials (11.2%)
	Visa Inc. Class A	681,673	76,750
	Mastercard Inc. Class A	351,818	52,938
	American Tower Corp.	159,851	23,007
	Charles Schwab Corp.	449,055	21,909
	BlackRock Inc.	41,994	21,047
	Simon Property Group Inc.	115,788	18,729
	Crown Castle International Corp.	151,391	17,107
	Marsh & McLennan Cos. Inc.	191,045	16,034

	S&P Global Inc.	95,835	15,859
	Intercontinental Exchange Inc.	219,338	15,672
	Equinix Inc.	29,048	13,492
	Aon plc	94,817	13,295
	Prologis Inc.	197,503	13,081
	Public Storage	55,043	11,731
	Weyerhaeuser Co.	280,816	9,935
	Welltower Inc.	137,657	9,286
	T. Rowe Price Group Inc.	84,917	8,740
	Ventas Inc.	132,885	8,506
	Boston Properties Inc.	57,351	7,191
	TD Ameritrade Holding Corp.	98,667	5,049
	AvalonBay Communities Inc.	25,799	4,678
	Vornado Realty Trust	31,744	2,464
			386,500
Health Care (12.8%)
	AbbVie Inc.	594,285	57,598
	Medtronic plc	506,466	41,596
	Bristol-Myers Squibb Co.	611,157	38,619
	Gilead Sciences Inc.	486,797	36,403
*	Celgene Corp.	291,682	29,410
	Thermo Fisher Scientific Inc.	149,085	28,738
*	Biogen Inc.	78,760	25,374
	Amgen Inc.	136,064	23,901
	Allergan plc	124,596	21,659
	Becton Dickinson and Co.	84,831	19,359
	Stryker Corp.	111,455	17,387
*	Intuitive Surgical Inc.	41,666	16,657
*	Vertex Pharmaceuticals Inc.	93,979	13,560
*	Boston Scientific Corp.	511,343	13,438
	Zoetis Inc.	182,505	13,193
*	Illumina Inc.	54,348	12,502
*	Regeneron Pharmaceuticals Inc.	29,374	10,629
*	Alexion Pharmaceuticals Inc.	78,877	8,662
	Baxter International Inc.	91,158	5,974
*	Mylan NV	94,943	3,468
	Shire plc ADR	1	—
			438,127
Industrials (10.6%)
	Boeing Co.	209,284	57,930
	3M Co.	222,335	54,059
	Union Pacific Corp.	298,345	37,741
	Accenture plc Class A	230,358	34,095
*	PayPal Holdings Inc.	425,883	32,252
	United Parcel Service Inc. Class B	256,510	31,153
	Illinois Tool Works Inc.	109,031	18,453
	Automatic Data Processing Inc.	157,350	18,010
	Sherwin-Williams Co.	31,310	12,506
	Fidelity National Information Services Inc.	124,031	11,700
	Danaher Corp.	116,286	10,973
	FedEx Corp.	45,079	10,434
	Rockwell Automation Inc.	47,899	9,248
	Fortive Corp.	116,151	8,671
	Agilent Technologies Inc.	119,853	8,299
	Paychex Inc.	120,342	8,100
			363,624
Oil & Gas (2.6%)
	Schlumberger Ltd.	515,866	32,422
	EOG Resources Inc.	215,105	22,010
	Occidental Petroleum Corp.	142,640	10,056
	Anadarko Petroleum Corp.	208,449	10,024
	Pioneer Natural Resources Co.	63,427	9,897
	Williams Cos. Inc.	154,184	4,479
	Devon Energy Corp.	46,209	1,780
	Halliburton Co.	494	21
	Noble Energy Inc.	260	7
			90,696
Technology (28.3%)
	Apple Inc.	1,732,493	297,729
*	Facebook Inc. Class A	883,405	156,522
*	Alphabet Inc. Class A	111,064	115,081
*	Alphabet Inc. Class C	110,129	112,487
	Broadcom Ltd.	151,492	42,106
	NVIDIA Corp.	201,296	40,402

	Texas Instruments Inc.			369,145	35,914
*	Adobe Systems Inc.			183,911	33,374
	Oracle Corp.			577,823	28,348
*	salesforce.com Inc.			251,940	26,282
	Applied Materials Inc.			397,410	20,971
*	Micron Technology Inc.			394,382	16,718
	Cognizant Technology Solutions Corp. Class A			220,183	15,915
	Intuit Inc.			90,770	14,271
	Analog Devices Inc.			136,951	11,793
*	VMware Inc. Class A			20,489	2,461
	^,* Snap Inc.			135,536	1,868
					972,242
	Telecommunications (0.2%)
*	T-Mobile US Inc.			108,243	6,610
	Total Common Stocks (Cost $2,328,411)				3,431,093
		Coupon
	Temporary Cash Investments (0.4%)1
	Money Market Fund (0.4%)
	2,3 Vanguard Market Liquidity Fund	1.309%		125,885	12,590

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.209%	2/8/18	500	499
	United States Treasury Bill	1.370%	5/17/18	800	795
					1,294
	Total Temporary Cash Investments (Cost $13,884)				13,884
	Total Investments (100.2%) (Cost $2,342,295)				3,444,977
	Other Assets and Liabilities-Net (-0.2%)3				(7,476)
	Net Assets (100%)				3,437,501

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,096,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $8,352,000 of collateral received for securities on loan.
4 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	49	6,487	425

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mega Cap Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,431,093	—	—
Temporary Cash Investments	12,590	1,294	—
Futures Contracts—Assets[1]	56	—	—
Total	3,443,739	1,294	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $2,342,295,000. Net unrealized appreciation of investment securities for tax purposes was $1,102,682,000, consisting of unrealized gains of $1,139,028,000 on securities that had risen in value since their purchase and $36,346,000 in unrealized losses on securities that had fallen in value since their purchase.

Mega Cap Value Index Fund

Schedule of Investments (unaudited)

As of November 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Basic Materials (2.7%)
DowDuPont Inc.	459,186	33,043
Air Products & Chemicals Inc.	42,761	6,972
LyondellBasell Industries NV Class A	62,236	6,516
International Paper Co.	80,970	4,584
PPG Industries Inc.	25,174	2,941
		54,056
Consumer Goods (7.0%)
Procter & Gamble Co.	501,135	45,097
PepsiCo Inc.	280,217	32,651
Mondelez International Inc. Class A	281,431	12,085
General Motors Co.	243,435	10,490
Ford Motor Co.	767,609	9,610
Kimberly-Clark Corp.	69,496	8,323
General Mills Inc.	112,861	6,383
VF Corp.	61,764	4,506
Archer-Daniels-Midland Co.	110,341	4,400
Kellogg Co.	54,183	3,585
Tyson Foods Inc. Class A	28,603	2,353
Campbell Soup Co.	38,683	1,907
		141,390
Consumer Services (5.4%)
Wal-Mart Stores Inc.	296,159	28,796
CVS Health Corp.	199,857	15,309
* eBay Inc.	199,996	6,934
Delta Air Lines Inc.	128,233	6,786
Twenty-First Century Fox Inc. Class A	206,407	6,593
Target Corp.	107,605	6,446
McKesson Corp.	41,292	6,100
Sysco Corp.	94,939	5,481
Kroger Co.	175,961	4,550
American Airlines Group Inc.	85,941	4,339
Cardinal Health Inc.	62,102	3,676
Omnicom Group Inc.	45,595	3,257
Las Vegas Sands Corp.	39,116	2,710
Twenty-First Century Fox Inc.	78,692	2,451
Carnival Corp.	36,803	2,416
* United Continental Holdings Inc.	25,347	1,605
L Brands Inc.	24,103	1,351
AmerisourceBergen Corp. Class A	8,091	686
Viacom Inc. Class B	21	1
		109,487
Financials (26.0%)
* Berkshire Hathaway Inc. Class B	381,320	73,599
JPMorgan Chase & Co.	691,678	72,294
Bank of America Corp.	1,936,367	54,547
Wells Fargo & Co.	878,168	49,590
Citigroup Inc.	535,527	40,432
US Bancorp	312,388	17,228
Goldman Sachs Group Inc.	68,395	16,937
American Express Co.	147,506	14,413
Morgan Stanley	270,796	13,976
PNC Financial Services Group Inc.	94,150	13,234
Chubb Ltd.	86,877	13,215
American International Group Inc.	177,501	10,643
Bank of New York Mellon Corp.	192,878	10,558
CME Group Inc.	66,881	10,001
Prudential Financial Inc.	83,953	9,725
MetLife Inc.	167,333	8,982
Capital One Financial Corp.	94,916	8,732
BB&T Corp.	158,661	7,841
Travelers Cos. Inc.	54,276	7,358
Allstate Corp.	71,102	7,299
Aflac Inc.	77,603	6,801
State Street Corp.	69,908	6,666
Progressive Corp.	114,086	6,067
SunTrust Banks Inc.	94,484	5,823
Synchrony Financial	156,644	5,622
Discover Financial Services	73,341	5,178
Equity Residential	72,106	4,818
Ameriprise Financial Inc.	29,434	4,805
Fifth Third Bancorp	144,396	4,406

	Northern Trust Corp.	42,633	4,169
	Franklin Resources Inc.	65,889	2,856
	GGP Inc.	121,171	2,848
	Loews Corp.	56,518	2,842
	HCP Inc.	45,852	1,212
*	Berkshire Hathaway Inc. Class A	1	292
			525,009
Health Care (14.9%)
	Johnson & Johnson	527,561	73,505
	UnitedHealth Group Inc.	189,991	43,350
	Pfizer Inc.	1,169,056	42,390
	Merck & Co. Inc.	536,134	29,632
	Abbott Laboratories	341,381	19,244
	Eli Lilly & Co.	194,713	16,480
	Amgen Inc.	71,668	12,589
	Anthem Inc.	51,623	12,129
	Aetna Inc.	65,266	11,760
	Cigna Corp.	49,476	10,476
	Humana Inc.	28,458	7,424
*	Express Scripts Holding Co.	113,589	7,404
*	HCA Healthcare Inc.	56,932	4,839
	Zimmer Biomet Holdings Inc.	39,828	4,664
	Baxter International Inc.	48,085	3,151
*	Mylan NV	49,936	1,824
			300,861
Industrials (11.5%)
	General Electric Co.	1,701,858	31,127
	Honeywell International Inc.	149,591	23,330
	United Technologies Corp.	141,343	17,166
	Caterpillar Inc.	116,102	16,388
	Lockheed Martin Corp.	48,116	15,355
	Raytheon Co.	57,030	10,901
	Northrop Grumman Corp.	34,279	10,537
	General Dynamics Corp.	50,053	10,369
	CSX Corp.	170,344	9,497
	Deere & Co.	62,978	9,438
	Emerson Electric Co.	125,886	8,160
	Norfolk Southern Corp.	56,698	7,860
	Waste Management Inc.	86,624	7,125
	Johnson Controls International plc	182,976	6,887
	Eaton Corp. plc	87,335	6,793
	TE Connectivity Ltd.	69,562	6,569
	Danaher Corp.	61,569	5,810
	FedEx Corp.	23,658	5,476
	Cummins Inc.	31,236	5,229
	Parker-Hannifin Corp.	26,187	4,910
	PACCAR Inc.	68,911	4,846
	Ingersoll-Rand plc	49,728	4,357
	Republic Services Inc. Class A	46,350	3,010
			231,140
Oil & Gas (8.7%)
	Exxon Mobil Corp.	832,794	69,363
	Chevron Corp.	372,459	44,319
	ConocoPhillips	239,346	12,178
	Phillips 66	85,648	8,356
	Valero Energy Corp.	86,920	7,442
	Halliburton Co.	162,882	6,805
	Kinder Morgan Inc.	372,618	6,420
	Marathon Petroleum Corp.	99,653	6,241
	Occidental Petroleum Corp.	75,022	5,289
	Apache Corp.	74,697	3,125
	Williams Cos. Inc.	80,921	2,351
	Hess Corp.	29,612	1,359
	Baker Hughes a GE Co.	42,035	1,250
	Devon Energy Corp.	24,553	946
			175,444
Technology (14.3%)
	Microsoft Corp.	1,513,968	127,431
	Intel Corp.	923,550	41,412
	Cisco Systems Inc.	982,764	36,657
	International Business Machines Corp.	174,092	26,805
	QUALCOMM Inc.	290,279	19,257
	Oracle Corp.	304,806	14,954
	HP Inc.	331,124	7,103
	Corning Inc.	177,834	5,760
	DXC Technology Co.	56,146	5,398

Hewlett Packard Enterprise Co.			322,669	4,501
				289,278
Telecommunications (4.2%)
AT&T Inc.			1,206,878	43,906
Verizon Communications Inc.			801,762	40,802
* Sprint Corp.			117,215	702
				85,410
Utilities (5.0%)
NextEra Energy Inc.			92,280	14,584
Duke Energy Corp.			137,713	12,281
Dominion Energy Inc.			126,416	10,635
Southern Co.			195,791	10,024
Exelon Corp.			181,822	7,584
American Electric Power Co. Inc.			96,517	7,493
Sempra Energy			49,253	5,959
PG&E Corp.			100,978	5,477
Consolidated Edison Inc.			60,766	5,411
Public Service Enterprise Group Inc.			99,658	5,288
Edison International			64,240	5,221
Xcel Energy Inc.			99,537	5,137
PPL Corp.			133,475	4,894
FirstEnergy Corp.			43,428	1,483
				101,471
Total Common Stocks (Cost $1,490,941)				2,013,546
	Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund	1.309%		20	2

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
3 United States Treasury Bill	1.209%	2/8/18	200	200
United States Treasury Bill	1.370%	5/17/18	1,000	993
				1,193
Total Temporary Cash Investments (Cost $1,195)				1,195
Total Investments (99.8%) (Cost $1,492,136)				2,014,741
Other Assets and Liabilities-Net (0.2%)				4,876
Net Assets (100%)				2,019,617

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent
100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
3 Securities with a value of $200,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	46	6,090	346

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Mega Cap Value Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,013,546	—	—
Temporary Cash Investments	2	1,193	—
Futures Contracts—Assets[1]	43	—	—
Total	2,013,591	1,193	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $1,492,136,000. Net unrealized appreciation of investment securities for tax purposes was $522,605,000, consisting of unrealized gains of $550,777,000 on securities that had risen in value since their purchase and $28,172,000 in unrealized losses on securities that had fallen in value since their purchase.

Mega Cap Value Index Fund

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	11/15/37	54,655	31,106
United States Treasury Strip Coupon	0.000%	2/15/38	59,825	33,736
United States Treasury Strip Coupon	0.000%	5/15/38	68,290	38,162
United States Treasury Strip Coupon	0.000%	8/15/38	47,655	26,441
United States Treasury Strip Coupon	0.000%	11/15/38	39,595	21,796
United States Treasury Strip Coupon	0.000%	2/15/39	42,060	23,021
United States Treasury Strip Coupon	0.000%	5/15/39	39,955	21,700
United States Treasury Strip Coupon	0.000%	8/15/39	39,195	21,086
United States Treasury Strip Coupon	0.000%	11/15/39	63,960	34,189
United States Treasury Strip Coupon	0.000%	2/15/40	34,375	18,176
United States Treasury Strip Coupon	0.000%	5/15/40	24,200	12,694
United States Treasury Strip Coupon	0.000%	8/15/40	45,550	23,690
United States Treasury Strip Coupon	0.000%	11/15/40	50,580	26,084
United States Treasury Strip Coupon	0.000%	2/15/41	61,810	31,557
United States Treasury Strip Coupon	0.000%	5/15/41	49,735	25,260
United States Treasury Strip Coupon	0.000%	8/15/41	50,485	25,349
United States Treasury Strip Coupon	0.000%	11/15/41	46,334	23,098
United States Treasury Strip Coupon	0.000%	2/15/42	47,840	23,617
United States Treasury Strip Coupon	0.000%	5/15/42	47,380	23,205
United States Treasury Strip Coupon	0.000%	8/15/42	41,780	20,283
United States Treasury Strip Coupon	0.000%	11/15/42	43,500	20,958
United States Treasury Strip Coupon	0.000%	2/15/43	65,465	31,270
United States Treasury Strip Coupon	0.000%	5/15/43	59,110	27,990
United States Treasury Strip Coupon	0.000%	8/15/43	43,290	20,339
United States Treasury Strip Coupon	0.000%	11/15/43	53,545	24,944
United States Treasury Strip Coupon	0.000%	2/15/44	54,155	25,085
United States Treasury Strip Coupon	0.000%	5/15/44	50,745	23,303
United States Treasury Strip Coupon	0.000%	8/15/44	56,545	25,794
United States Treasury Strip Coupon	0.000%	11/15/44	32,650	14,792
United States Treasury Strip Coupon	0.000%	2/15/45	26,870	12,083
United States Treasury Strip Coupon	0.000%	5/15/45	38,020	17,002
United States Treasury Strip Coupon	0.000%	8/15/45	47,230	21,010
United States Treasury Strip Coupon	0.000%	11/15/45	43,880	19,417
United States Treasury Strip Coupon	0.000%	2/15/46	36,440	16,014
United States Treasury Strip Coupon	0.000%	5/15/46	33,775	14,797
United States Treasury Strip Coupon	0.000%	8/15/46	32,240	14,022
United States Treasury Strip Coupon	0.000%	11/15/46	37,190	16,041
United States Treasury Strip Coupon	0.000%	2/15/47	21,150	9,032
United States Treasury Strip Coupon	0.000%	5/15/47	11,125	4,714
United States Treasury Strip Coupon	0.000%	8/15/47	6,050	2,550
United States Treasury Strip Coupon	0.000%	11/15/47	5,050	2,123
United States Treasury Strip Principal	0.000%	2/15/38	34,320	19,887
United States Treasury Strip Principal	0.000%	5/15/38	41,925	24,084
United States Treasury Strip Principal	0.000%	2/15/39	35,025	19,562
United States Treasury Strip Principal	0.000%	5/15/39	27,175	15,014
United States Treasury Strip Principal	0.000%	8/15/39	21,270	11,644
United States Treasury Strip Principal	0.000%	11/15/39	31,125	16,861
United States Treasury Strip Principal	0.000%	2/15/40	30,280	16,269
United States Treasury Strip Principal	0.000%	5/15/40	23,860	12,704

United States Treasury Strip Principal	0.000%	8/15/40	35,830	18,897
United States Treasury Strip Principal	0.000%	11/15/40	37,855	19,771
United States Treasury Strip Principal	0.000%	2/15/41	22,510	11,670
United States Treasury Strip Principal	0.000%	5/15/41	25,400	13,047
United States Treasury Strip Principal	0.000%	8/15/41	24,375	12,416
United States Treasury Strip Principal	0.000%	11/15/41	22,985	11,598
United States Treasury Strip Principal	0.000%	2/15/42	20,925	10,466
United States Treasury Strip Principal	0.000%	5/15/42	34,725	17,230
United States Treasury Strip Principal	0.000%	8/15/42	28,680	14,091
United States Treasury Strip Principal	0.000%	11/15/42	43,840	21,382
United States Treasury Strip Principal	0.000%	2/15/43	49,800	24,087
United States Treasury Strip Principal	0.000%	5/15/43	59,960	28,757
United States Treasury Strip Principal	0.000%	8/15/43	44,185	21,029
United States Treasury Strip Principal	0.000%	11/15/43	43,480	20,548
United States Treasury Strip Principal	0.000%	2/15/44	36,340	17,043
United States Treasury Strip Principal	0.000%	5/15/44	40,320	18,771
United States Treasury Strip Principal	0.000%	8/15/44	50,430	23,293
United States Treasury Strip Principal	0.000%	11/15/44	48,780	22,355
United States Treasury Strip Principal	0.000%	2/15/45	51,005	23,139
United States Treasury Strip Principal	0.000%	5/15/45	55,545	25,043
United States Treasury Strip Principal	0.000%	8/15/45	64,095	28,658
United States Treasury Strip Principal	0.000%	11/15/45	63,220	28,049
United States Treasury Strip Principal	0.000%	2/15/46	54,775	24,118
United States Treasury Strip Principal	0.000%	5/15/46	60,910	26,619
United States Treasury Strip Principal	0.000%	8/15/46	64,345	27,940
United States Treasury Strip Principal	0.000%	11/15/46	78,985	34,044
United States Treasury Strip Principal	0.000%	2/15/47	80,990	34,661
United States Treasury Strip Principal	0.000%	5/15/47	76,900	32,779
United States Treasury Strip Principal	0.000%	8/15/47	47,340	20,005
United States Treasury Strip Principal	0.000%	11/15/47	22,050	9,275
Total U.S. Government and Agency Obligations (Cost $1,563,511)				1,644,336
			Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $890)	1.309%		8,895	889
Total Investments (100.1%) (Cost $1,564,401)				1,645,225
Other Assets and Liabilities-Net (-0.1%)				(1,244)
Net Assets (100%)				1,643,981

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Extended Duration Treasury Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,644,336	—
Temporary Cash Investments	889	—	—
Total	889	1,644,336	—

C. At November 30, 2017, the cost of investment securities for tax purposes was $1,564,401,000. Net unrealized appreciation of investment securities for tax purposes was $80,824,000, consisting of unrealized gains of $91,117,000 on securities that had risen in value since their purchase and $10,293,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Wellesley Income Fund

Schedule of Investments (unaudited)
As of November 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (10.4%)
United States (10.4%)
1,2	Fannie Mae Pool	3.000%	12/1/47	1,675	1,672
1,2	Fannie Mae REMICS	2.000%	9/25/40	255	249
1,2	Fannie Mae REMICS	2.500%	5/25/45	846	843
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,969	2,963
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	5,588	5,732
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	2,299	2,407
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	876	899
1	Ginnie Mae REMICS	2.750%	9/20/44	429	431
3	United States Treasury Note/Bond	1.500%	10/31/19	7,525	7,484
4	United States Treasury Note/Bond	1.500%	8/15/20	7,630	7,555
	United States Treasury Note/Bond	1.875%	9/30/22	2,485	2,455
	United States Treasury Note/Bond	2.250%	11/15/27	1,525	1,502
	United States Treasury Note/Bond	2.750%	8/15/47	975	957
	United States Treasury Strip Principal	0.000%	8/15/47	1,450	613
Total U.S. Government and Agency Obligations (Cost $35,915)					35,762
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
Australia (0.2%)
5	National Australia Bank Ltd.	2.400%	12/7/21	675	672

Canada (0.3%)
1,5,6	CARDS II Trust 2017-2	1.510%	10/17/22	865	865

Spain (0.2%)
7	Bankia SA	4.125%	3/24/36	550	847

United States (1.7%)
1	AmeriCredit Automobile Receivables Trust 2014-3	2.580%	9/8/20	490	492
1,5,8	Atlas Senior Loan Fund V Ltd.	2.619%	7/16/29	900	907
1,5,8	Bristol Park CLO Ltd.	2.779%	4/15/29	815	826
1,5	First Investors Auto Owner Trust	2.000%	3/15/22	245	245
1,5	First Investors Auto Owner Trust	2.410%	12/15/22	140	140
1,5,8	KKR CLO 17 Ltd.	2.699%	4/15/29	875	882
1,5,8	Madison Park Funding XVIII Ltd.	2.553%	10/21/30	875	880
1,5,9	MMAF Equipment Finance LLC	2.210%	10/17/22	205	205
1,5	MMAF Equipment Finance LLC 2016-A	1.480%	6/15/20	230	229
1,5,8	Race Point IX CLO Ltd.	2.569%	10/15/30	870	876
1	Santander Drive Auto Receivables Trust 2014-4	3.100%	11/16/20	250	253
					5,935
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $8,314)					8,319
Corporate Bonds (36.2%)
Belgium (0.3%)
10	Anheuser-Busch InBev SA/NV	1.750%	3/7/25	325	430
10	Anheuser-Busch InBev SA/NV	2.850%	5/25/37	425	560
					990

Canada (1.0%)
	Agrium Inc.	3.150%	10/1/22	350	355
8	Canadian Imperial Bank of Commerce	2.041%	6/16/22	700	703
	Emera US Finance LP	2.700%	6/15/21	475	473
	Fortis Inc.	3.055%	10/4/26	625	606
11	Toronto-Dominion Bank	1.680%	6/8/21	900	689
	TransCanada PipeLines Ltd.	4.875%	1/15/26	475	533
					3,359
China (0.5%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	690	685
	Alibaba Group Holding Ltd.	3.125%	11/28/21	1,000	1,012
					1,697
Denmark (0.4%)
7	Danske Bank A/S	0.750%	6/2/23	1,150	1,391

France (2.2%)
7	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	1,400	1,729
7	BNP Paribas SA	2.375%	5/20/24	1,050	1,389
7	BNP Paribas SA	1.500%	11/17/25	1,150	1,421
1,7 BPCE SA		2.750%	11/30/22	800	1,032
7	Credit Agricole SA	1.875%	12/20/26	600	756
7	Credit Agricole SA	2.625%	3/17/27	550	714
7	RCI Banque SA	1.375%	3/8/24	575	705
					7,746
Germany (3.2%)
7	Commerzbank AG	4.000%	3/30/27	500	685
7	Daimler AG	0.875%	1/12/21	2,475	3,016
7	Deutsche Bank AG	2.375%	1/11/23	1,000	1,287
	Deutsche Bank AG	3.700%	5/30/24	800	804
10	E.ON International Finance BV	5.875%	10/30/37	200	379
7	E.ON SE	1.625%	5/22/29	670	817
10	innogy Finance BV	4.750%	1/31/34	500	818
7	innogy SE	3.500%	10/26/37	200	277
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	800	809
7	Volkswagen International Finance NV	1.875%	3/30/27	1,200	1,489
7	Volkswagen Leasing GmbH	2.625%	1/15/24	525	688
					11,069
Hong Kong (0.3%)
5	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	959

Italy (0.3%)
7	Enel SPA	5.625%	6/21/27	425	702
5	UniCredit SPA	3.750%	4/12/22	400	408
					1,110
Japan (0.5%)
	American Honda Finance Corp.	2.000%	11/13/19	1,800	1,796

Mexico (0.7%)
7	America Movil SAB de CV	4.125%	10/25/19	700	898
	America Movil SAB de CV	6.375%	3/1/35	425	530
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	650	677
	Grupo Televisa SAB	6.625%	1/15/40	275	333
					2,438
Netherlands (1.9%)
1,7 ABN AMRO Bank NV		2.875%	1/18/23	800	1,040
1	ABN AMRO Bank NV	4.400%	3/27/23	600	618

7	ABN AMRO Bank NV	2.500%	11/29/23	1,025	1,370
10	Cooperatieve Rabobank UA	5.250%	9/14/27	650	1,054
1,7 ING Groep NV		3.000%	4/11/23	700	916
	Koninklijke KPN NV	8.375%	10/1/30	700	961
	Shell International Finance BV	4.000%	5/10/46	725	739
					6,698
Spain (1.8%)
7	Banco Bilbao Vizcaya Argentaria SA	0.750%	9/11/22	800	955
7	CaixaBank SA	1.125%	1/12/23	1,500	1,784
7	Criteria Caixa SAU	1.500%	5/10/23	1,500	1,815
7	Santander Issuances SAU	3.250%	4/4/26	600	789
7	Telefonica Emisiones SAU	1.715%	1/12/28	600	724
					6,067
Sweden (0.8%)
7	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	675	854
7	Skandinaviska Enskilda Banken AB	0.300%	2/17/22	1,475	1,767
					2,621
Switzerland (1.5%)
1,7 Credit Suisse Group AG		1.250%	7/17/24	700	844
7	Glencore Finance Europe Ltd.	1.875%	9/13/23	275	341
7	Glencore Finance Europe Ltd.	3.750%	4/1/26	500	680
5	Roche Holdings Inc.	2.625%	5/15/26	550	535
5,8 UBS AG		1.959%	12/1/20	2,825	2,829
					5,229
United Kingdom (3.5%)
7	Anglo American Capital plc	2.750%	6/7/19	725	898
7	Anglo American Capital plc	1.625%	9/18/25	1,135	1,358
7	Aviva plc	0.100%	12/13/18	1,125	1,343
5	BAT Capital Corp.	3.222%	8/15/24	675	673
5	BAT Capital Corp.	3.557%	8/15/27	550	548
7	BP Capital Markets plc	2.994%	2/18/19	700	865
	BP Capital Markets plc	3.814%	2/10/24	575	604
10	CPUK Finance Ltd.	3.588%	8/28/25	1,200	1,727
10	Heathrow Funding Ltd.	6.750%	12/3/26	550	999
5	Imperial Brands Finance plc	4.250%	7/21/25	1,000	1,042
7	London Stock Exchange Group plc	0.875%	9/19/24	600	715
5	Sky plc	3.125%	11/26/22	825	831
	Trinity Acquisition plc	4.400%	3/15/26	388	404
					12,007
United States (17.3%)
	21st Century Fox America Inc.	6.200%	12/15/34	150	184
	Abbott Laboratories	3.400%	11/30/23	875	887
	Allergan Funding SCS	3.450%	3/15/22	675	686
	Allergan Funding SCS	3.800%	3/15/25	275	277
	Allergan Funding SCS	4.750%	3/15/45	325	339
	Amazon.com Inc.	4.800%	12/5/34	350	404
5	Amazon.com Inc.	4.250%	8/22/57	275	289
	American Electric Power Co. Inc.	3.200%	11/13/27	1,140	1,127
7	American International Group Inc.	1.875%	6/21/27	525	639
	American Tower Corp.	5.000%	2/15/24	550	604
	Amgen Inc.	3.625%	5/22/24	325	338
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	3.500%	12/1/22	75	75
	Anthem Inc.	3.500%	8/15/24	325	330
	Anthem Inc.	4.375%	12/1/47	400	411
	Apple Inc.	2.750%	1/13/25	645	640

Ascension Health	3.945%	11/15/46	165	170
AT&T Inc.	4.900%	8/14/37	875	872
AutoZone Inc.	3.700%	4/15/22	720	744
Bank of America Corp.	3.300%	1/11/23	700	713
1 Bank of America Corp.	3.593%	7/21/27	1,550	1,568
8 Bank of New York Mellon Corp.	2.428%	10/30/23	505	519
Berkshire Hathaway Energy Co.	6.500%	9/15/37	350	478
Brandywine Operating Partnership LP	3.950%	11/15/27	800	792
5 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	775	766
Capital One Financial Corp.	4.200%	10/29/25	1,000	1,024
Cardinal Health Inc.	4.500%	11/15/44	350	350
5 Cargill Inc.	4.760%	11/23/45	400	461
Celgene Corp.	3.250%	8/15/22	675	684
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	500	575
Citigroup Inc.	2.700%	3/30/21	425	427
Citigroup Inc.	4.600%	3/9/26	650	689
1 Citigroup Inc.	3.520%	10/27/27	1,375	1,367
Comcast Corp.	6.500%	11/15/35	775	1,035
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	90	120
5 Cox Communications Inc.	4.600%	8/15/47	675	669
CVS Health Corp.	2.875%	6/1/26	1,325	1,255
Devon Energy Corp.	3.250%	5/15/22	700	709
Dignity Health California GO	4.500%	11/1/42	35	34
Discover Bank	4.200%	8/8/23	700	737
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	250	266
Duke Energy Carolinas LLC	3.700%	12/1/47	120	121
Duke Energy Progress LLC	4.200%	8/15/45	350	378
Energy Transfer LP	4.900%	3/15/35	975	954
Enterprise Products Operating LLC	3.900%	2/15/24	650	674
5 ERAC USA Finance LLC	4.500%	2/15/45	425	423
FedEx Corp.	3.300%	3/15/27	350	350
FirstEnergy Corp.	3.900%	7/15/27	825	840
Florida Power & Light Co.	3.700%	12/1/47	335	343
Ford Motor Credit Co. LLC	3.096%	5/4/23	1,150	1,135
GE Capital International Funding Co.	4.418%	11/15/35	850	903
General Motors Co.	4.200%	10/1/27	550	558
General Motors Financial Co. Inc.	3.450%	4/10/22	700	709
Georgia Power Co.	4.300%	3/15/42	600	621
Goldman Sachs Group Inc.	2.625%	4/25/21	700	700
1 Goldman Sachs Group Inc.	3.272%	9/29/24	1,175	1,163
Goldman Sachs Group Inc.	4.750%	10/21/45	300	334
HCP Inc.	4.000%	6/1/25	475	488
International Paper Co.	4.350%	8/15/48	475	482
1 JPMorgan Chase & Co.	3.782%	2/1/27	700	720
1 JPMorgan Chase & Co.	3.964%	11/15/47	475	474
Kaiser Foundation Hospitals	4.875%	4/1/42	55	65
5 KeySpan Gas East Corp.	2.742%	8/15/26	500	484
Kraft Heinz Foods Co.	5.000%	7/15/35	425	462
Kraft Heinz Foods Co.	4.375%	6/1/46	525	506
Lockheed Martin Corp.	4.700%	5/15/46	425	483
McKesson Corp.	4.883%	3/15/44	200	215
Medtronic Inc.	3.150%	3/15/22	675	692
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	184	194
5 Metropolitan Life Global Funding I	3.000%	9/19/27	700	690
Microsoft Corp.	3.700%	8/8/46	975	993

	Morgan Stanley	2.750%	5/19/22	700	698
	Morgan Stanley	3.125%	7/27/26	1,375	1,342
	National Retail Properties Inc.	3.900%	6/15/24	400	410
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	475	478
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	277
	Occidental Petroleum Corp.	4.100%	2/1/21	775	814
	Oglethorpe Power Corp.	4.250%	4/1/46	55	54
	Oglethorpe Power Corp.	5.250%	9/1/50	250	282
	Omnicom Group Inc.	3.650%	11/1/24	350	357
	Oracle Corp.	3.400%	7/8/24	700	723
	Oracle Corp.	3.250%	11/15/27	285	288
	Oracle Corp.	4.000%	11/15/47	265	273
	Pacific Gas & Electric Co.	6.050%	3/1/34	375	466
	Pacific Gas & Electric Co.	5.800%	3/1/37	400	492
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	4.250%	1/17/23	775	819
7	Philip Morris International Inc.	2.125%	5/30/19	1,000	1,230
	Philip Morris International Inc.	2.500%	11/2/22	700	691
7	Philip Morris International Inc.	2.875%	3/3/26	500	679
5	Santander Holdings USA Inc.	3.700%	3/28/22	1,025	1,041
	Sempra Energy	3.250%	6/15/27	475	470
	South Carolina Electric & Gas Co.	4.600%	6/15/43	280	294
	South Carolina Electric & Gas Co.	4.100%	6/15/46	30	29
	SSM Health Care Corp.	3.823%	6/1/27	400	414
	SunTrust Bank	3.300%	5/15/26	550	542
	Synchrony Bank	3.000%	6/15/22	550	545
5	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	250	281
	The Kroger Co.	3.850%	8/1/23	650	675
	UnitedHealth Group Inc.	4.625%	7/15/35	300	342
	Verizon Communications Inc.	3.500%	11/1/24	350	354
	Verizon Communications Inc.	4.522%	9/15/48	1,300	1,255
	Wells Fargo & Co.	4.300%	7/22/27	325	341
	Wells Fargo & Co.	4.750%	12/7/46	700	765
	Welltower Inc.	4.000%	6/1/25	325	336
					59,465
Total Corporate Bonds (Cost $124,320)					124,642
Sovereign Bonds (10.1%)
Australia (0.1%)
12	Commonwealth of Australia	2.250%	11/21/22	380	289
12	Commonwealth of Australia	2.750%	11/21/27	160	123
					412
Canada (2.0%)
11	Canada	0.750%	5/1/19	4,945	3,800
11	Canada	0.750%	3/1/21	2,725	2,060
11	Canada	1.500%	6/1/23	825	634
11	Canada	1.000%	6/1/27	620	444
					6,938
Chile (0.1%)
	Corp Nacional del Cobre de Chile	3.625%	8/1/27	350	349

China (0.6%)
5	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	675	677
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,275	1,267
					1,944

France (0.7%)
7	Electricite de France SA	4.500%	11/12/40	350	553
7	RTE Reseau de Transport d'Electricite SA	2.875%	9/12/23	1,300	1,763
					2,316
Ireland (0.5%)
7	ESB Finance Ltd.	3.494%	1/12/24	1,250	1,738

Japan (3.1%)
13	Japan	0.100%	9/20/27	731,550	6,538
	Japan Bank for International Cooperation	2.250%	2/24/20	550	550
13	Japan Treasury Discount Bill	0.000%	2/19/18	409,600	3,641
					10,729
Mexico (0.9%)
5	Mexico City Airport Trust	5.500%	7/31/47	650	651
7	Petroleos Mexicanos	2.500%	8/21/21	1,570	1,956
	Petroleos Mexicanos	4.875%	1/18/24	475	493
					3,100
Qatar (0.5%)
5	State of Qatar	2.375%	6/2/21	1,850	1,815

Saudi Arabia (0.6%)
5	Kingdom of Saudi Arabia	2.875%	3/4/23	1,850	1,827

United Kingdom (1.0%)
10	United Kingdom	1.750%	7/22/19	1,435	1,980
10	United Kingdom	0.500%	7/22/22	240	320
10	United Kingdom	1.250%	7/22/27	260	347
10	United Kingdom	3.500%	1/22/45	440	794
					3,441
Total Sovereign Bonds (Cost $34,477)					34,609
Taxable Municipal Bonds (1.0%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.907%	10/1/50	85	131
	California GO	7.550%	4/1/39	420	650
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	425	576
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	270	341
	Illinois GO	5.100%	6/1/33	825	820
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	350	394
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	150	224
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	120	136
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	225	315
Total Taxable Municipal Bonds (Cost $3,621)					3,587

	Shares
Common Stocks (36.9%)
Australia (0.3%)
Sydney Airport	207,597	1,168

Belgium (0.6%)
Anheuser-Busch InBev SA	17,208	1,971

Canada (0.3%)
Agrium Inc.	10,639	1,170

China (1.2%)
Jiangsu Expressway Co. Ltd.	1,246,000	1,711
China Longyuan Power Group Corp. Ltd.	1,861,000	1,258
ENN Energy Holdings Ltd.	162,000	1,190
		4,159
Finland (0.5%)
Nokia Oyj	304,577	1,524

France (1.5%)
TOTAL SA	42,185	2,384
SES SA Class A	99,626	1,645
Nexity SA	20,730	1,269
		5,298
Germany (2.0%)
Siemens AG	14,267	1,939
E.ON SE	166,929	1,934
5 innogy SE	32,812	1,518
Deutsche Post AG	31,382	1,494
		6,885
Italy (1.3%)
Intesa Sanpaolo SPA (Registered)	495,340	1,669
Assicurazioni Generali SPA	81,946	1,500
Banca Generali SPA	40,725	1,430
		4,599
Japan (2.4%)
NTT DOCOMO Inc.	83,300	2,151
Eisai Co. Ltd.	29,800	1,690
Daito Trust Construction Co. Ltd.	8,500	1,556
Tokio Marine Holdings Inc.	34,300	1,522
ITOCHU Corp.	82,500	1,434
		8,353
Netherlands (1.8%)
Unilever NV	42,718	2,464
ING Groep NV	108,600	1,962
Unibail-Rodamco SE	6,554	1,675
		6,101
Russia (0.5%)
Sberbank of Russia PJSC ADR	110,900	1,813

Sweden (1.2%)
Nordea Bank AB	196,834	2,308
Millicom International Cellular SA	30,087	1,970
		4,278

Switzerland (1.8%)
Roche Holding AG		13,321	3,366
Zurich Insurance Group AG		8,725	2,641
			6,007
Taiwan (0.4%)
Catcher Technology Co. Ltd.		134,000	1,453

United Kingdom (4.7%)
British American Tobacco plc		73,037	4,645
Royal Dutch Shell plc Class B		92,330	2,992
AstraZeneca plc		38,116	2,460
BT Group plc		461,211	1,620
Persimmon plc		46,643	1,602
SSE plc		84,934	1,569
National Grid plc		97,872	1,172
			16,060
United States (16.4%)
Chevron Corp.		27,213	3,238
QUALCOMM Inc.		48,678	3,229
Merck & Co. Inc.		57,877	3,199
International Paper Co.		51,234	2,900
Intel Corp.		63,308	2,839
Wells Fargo & Co.		47,287	2,670
Cisco Systems Inc.		68,335	2,549
Philip Morris International Inc.		23,703	2,436
Microsoft Corp.		28,440	2,394
Verizon Communications Inc.		44,257	2,252
DowDuPont Inc.		30,653	2,206
Bristol-Myers Squibb Co.		32,351	2,044
Kinder Morgan Inc.		114,083	1,966
Caterpillar Inc.		13,887	1,960
Eaton Corp. plc		24,669	1,919
LyondellBasell Industries NV Class A		17,510	1,833
PNC Financial Services Group Inc.		12,094	1,700
Maxim Integrated Products Inc.		31,645	1,656
MetLife Inc.		30,740	1,650
L Brands Inc.		28,915	1,621
JPMorgan Chase & Co.		15,453	1,615
Park Hotels & Resorts Inc.		55,198	1,612
Edison International		19,446	1,581
Marsh & McLennan Cos. Inc.		16,962	1,424
BlackRock Inc.		2,730	1,368
Weyerhaeuser Co.		37,334	1,321
Brixmor Property Group Inc.		64,758	1,170
			56,352
Total Common Stocks (Cost $125,899)			127,191
	Coupon
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
14 Vanguard Market Liquidity Fund (Cost $11,690)	1.309%	116,885	11,690
Total Investments (100.4%) (Cost $344,236)			345,800
Other Assets and Liabilities-Net (-0.4%)			(1,215)
Net Assets (100%)			344,585

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Securities with a value of $497,000 have been segregated as initial margin for open futures contracts.
4 Securities with a value of $558,000 have been segregated as collateral for open forward currency contracts.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $29,316,000, representing 8.5% of net assets.
6 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
7 Face amount denominated in euro.
8 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
9 Security value determined using significant unobservable inputs.
10 Face amount denominated in British pounds.
11 Face amount denominated in Canadian dollars.
12 Face amount denominated in Australian dollars.
13 Face amount denominated in Japanese yen.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short	Notional	Appreciation
	Expiration	Contracts)	Amount	(Depreciation)
Long Futures Contracts
Euro-Bund	December 2017	5	968	—

Short Futures Contracts
10-Year U.S. Treasury Note	March 2018	(107)	(13,273)	92
5-Year U.S. Treasury Note	March 2018	(49)	(5,701)	22
Euro-Bobl	December 2017	(26)	(4,070)	14
Euro-OAT	December 2017	(13)	(2,454)	(16)
Long Gilt	March 2018	(6)	(1,003)	6
Ultra 10-Year U.S. Treasury Note	March 2018	(7)	(932)	8
Euro-Schatz	December 2017	(5)	(668)	1
				127
				127

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
				Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
J.P. Morgan Securities LLC	1/9/18	AUD	1,116	USD	846	(2)
Goldman Sachs International	1/9/18	USD	24,080	EUR	20,242	(82)
J.P. Morgan Securities LLC	1/9/18	USD	24,014	EUR	20,243	(150)
J.P. Morgan Securities LLC	1/9/18	USD	9,482	GBP	7,093	(127)
J.P. Morgan Securities LLC	1/9/18	USD	7,725	CAD	9,859	78
J.P. Morgan Securities LLC	1/9/18	USD	6,628	JPY	735,611	76
J.P. Morgan Securities LLC	3/21/18	USD	4,025	EUR	3,380	(27)
Bank of America N.A.	2/20/18	USD	3,629	JPY	409,600	(27)
Goldman Sachs International	3/21/18	USD	2,549	GBP	1,895	(24)
Bank of America N.A.	1/9/18	USD	1,569	AUD	2,069	5
Goldman Sachs International	1/9/18	USD	1,271	AUD	1,670	8
						(273)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's

Global Wellesley Income Fund

pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	35,762	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,114	205
Corporate Bonds	—	124,642	—
Sovereign Bonds	—	34,609	—
Taxable Municipal Bonds	—	3,587	—
Common Stocks	57,522	69,669	—
Temporary Cash Investments	11,690	—	—
Futures Contracts—Assets[1]	90	—	—
Futures Contracts—Liabilities[1]	(10)	—	—
Forward Currency Contracts—Assets	—	167	—
Forward Currency Contracts—Liabilities	—	(440)	—
Total	69,291	276,116	205
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

Global Wellesley Income Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At November 30, 2017, the cost of investment securities for tax purposes was $344,236,000. Net unrealized appreciation of investment securities for tax purposes was $1,564,000, consisting of unrealized gains of $3,900,000 on securities that had risen in value since their purchase and $2,336,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Wellington Fund

Schedule of Investments (unaudited)
As of November 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (65.4%)
Australia (0.7%)
Coca-Cola Amatil Ltd.	388,548	2,342
QBE Insurance Group Ltd.	188,081	1,524
		3,866
Canada (4.0%)
Suncor Energy Inc.	194,146	6,734
Bank of Nova Scotia	85,268	5,393
Canadian National Railway Co.	62,468	4,871
Canadian Natural Resources Ltd.	105,066	3,564
		20,562
France (3.2%)
TOTAL SA	122,779	6,940
BNP Paribas SA	74,084	5,609
Schneider Electric SE	45,197	3,885
		16,434
Germany (2.3%)
Linde AG	22,907	5,036
Deutsche Post AG	98,143	4,672
Bayerische Motoren Werke AG	20,079	2,027
		11,735
Hong Kong (0.5%)
CK Infrastructure Holdings Ltd.	298,801	2,542

Italy (0.6%)
Assicurazioni Generali SPA	156,884	2,872

Japan (7.2%)
Tokio Marine Holdings Inc.	147,642	6,549
Mitsubishi UFJ Financial Group Inc.	877,902	6,258
Seven & i Holdings Co. Ltd.	124,194	5,141
Isuzu Motors Ltd.	294,700	4,689
Daiwa House Industry Co. Ltd.	87,300	3,206
Takeda Pharmaceutical Co. Ltd.	57,265	3,159
Nippon Telegraph & Telephone Corp.	55,082	2,876
Rakuten Inc.	226,775	2,327
NTT DOCOMO Inc.	83,147	2,147
Eisai Co. Ltd.	18,395	1,043
		37,395
Netherlands (1.4%)
ING Groep NV	310,409	5,609
ASML Holding NV	10,720	1,881
		7,490
Spain (1.6%)
Iberdrola SA	688,037	5,466
CaixaBank	594,157	2,823
		8,289

Switzerland (4.7%)
Novartis AG	73,295	6,289
Julius Baer Group Ltd.	88,803	5,222
ABB Ltd.	181,506	4,660
Zurich Insurance Group AG	12,510	3,786
Roche Holding AG	10,155	2,566
LafargeHolcim Ltd.	31,736	1,741
		24,264
United Kingdom (3.8%)
BAE Systems plc	750,685	5,590
AstraZeneca plc ADR	136,326	4,481
British American Tobacco plc	64,169	4,081
Diageo plc	93,088	3,219
Experian plc	115,591	2,405
		19,776
United States (35.4%)
Microsoft Corp.	116,353	9,793
United Parcel Service Inc. Class B	66,559	8,084
Intel Corp.	176,402	7,910
PNC Financial Services Group Inc.	49,790	6,999
Bank of America Corp.	239,948	6,759
Chubb Ltd.	41,587	6,326
Alphabet Inc. Class A	5,826	6,037
Cisco Systems Inc.	157,427	5,872
Medtronic plc	70,994	5,831
Union Pacific Corp.	43,508	5,504
Bristol-Myers Squibb Co.	82,095	5,188
Abbott Laboratories	90,308	5,091
Cognizant Technology Solutions Corp. Class A	67,835	4,903
Comcast Corp. Class A	128,995	4,842
JPMorgan Chase & Co.	45,281	4,733
Merck & Co. Inc.	83,696	4,626
Lockheed Martin Corp.	14,274	4,555
Accenture plc Class A	28,980	4,289
Prudential Financial Inc.	36,960	4,281
PPG Industries Inc.	36,555	4,271
Verizon Communications Inc.	82,583	4,203
Sempra Energy	34,654	4,193
PepsiCo Inc.	34,073	3,970
Schlumberger Ltd.	59,706	3,753
Chevron Corp.	31,466	3,744
Autoliv Inc.	28,081	3,592
Marsh & McLennan Cos. Inc.	41,610	3,492
Caterpillar Inc.	24,445	3,450
Walgreens Boots Alliance Inc.	46,104	3,355
International Paper Co.	58,227	3,296
Principal Financial Group Inc.	44,141	3,125
UnitedHealth Group Inc.	13,668	3,119
International Business Machines Corp.	19,636	3,023
Cardinal Health Inc.	50,968	3,017
CVS Health Corp.	34,299	2,627
TJX Cos. Inc.	30,034	2,269
NextEra Energy Inc.	14,285	2,258
KLA-Tencor Corp.	21,943	2,243
McKesson Corp.	14,629	2,161
Philip Morris International Inc.	20,176	2,073
Honeywell International Inc.	10,936	1,706

	STERIS plc			15,358	1,382
	Hess Corp.			19,733	905
	Regeneron Pharmaceuticals Inc.			1,051	380
					183,230
Total Common Stocks (Cost $333,872)					338,455

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (5.3%)
United States (5.3%)
1	Fannie Mae Pool	3.000%	12/1/47	900	898
1,2 Fannie Mae REMICS		2.000%	9/25/40	209	204
1,2 Fannie Mae REMICS		2.500%	5/25/45	703	701
1	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,470	2,465
1	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	4,675	4,797
1,2 Freddie Mac REMICS		4.000%	12/15/39–8/15/40	1,908	1,999
1,2 Freddie Mac REMICS		3.500%	9/15/40–11/15/40	730	748
2	Ginnie Mae REMICS	2.750%	9/20/44	361	363
3,4 United States Treasury Note/Bond		1.500%	10/31/19	4,900	4,873
	United States Treasury Note/Bond	1.500%	8/15/20	6,465	6,401
	United States Treasury Note/Bond	1.875%	9/30/22	1,570	1,551
	United States Treasury Note/Bond	2.250%	11/15/27	665	655
	United States Treasury Note/Bond	2.750%	8/15/47	1,455	1,429
	United States Treasury Strip Principal	0.000%	8/15/47	1,130	478
Total U.S. Government and Agency Obligations (Cost $27,678)					27,562
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
Australia (0.1%)
5	National Australia Bank Ltd.	2.400%	12/7/21	575	573

Canada (0.1%)
2,5,6CARDS II Trust 2017-2		1.510%	10/17/22	720	720
Spain (0.1%)
7	Bankia SA	4.125%	3/24/36	450	693

United States (1.0%)
2	AmeriCredit Automobile Receivables Trust 2014-3	2.580%	9/8/20	410	412
2,5,8Atlas Senior Loan Fund V Ltd.		2.619%	7/16/29	750	756
2,5,8Bristol Park CLO Ltd.		2.779%	4/15/29	685	694
2,5 First Investors Auto Owner Trust		2.000%	3/15/22	205	205
2,5 First Investors Auto Owner Trust		2.410%	12/15/22	120	120
2,5,8KKR CLO 17 Ltd.		2.699%	4/15/29	730	736
2,5,8Madison Park Funding XVIII Ltd.		2.553%	10/21/30	730	734
2,5,9MMAF Equipment Finance LLC		2.210%	10/17/22	170	170
2,5 MMAF Equipment Finance LLC 2016-A		1.480%	6/15/20	195	194
2,5,8Race Point IX CLO Ltd.		2.569%	10/15/30	730	735
2	Santander Drive Auto Receivables Trust 2014-4	3.100%	11/16/20	220	222
					4,978
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,960)					6,964
Corporate Bonds (19.4%)
Belgium (0.2%)
10 Anheuser-Busch InBev SA/NV		2.850%	5/25/37	350	461

10	Anheuser-Busch InBev SA/NV	1.750%	3/7/25	250	331
					792
Canada (0.5%)
	Agrium Inc.	3.150%	10/1/22	275	279
8	Canadian Imperial Bank of Commerce	2.041%	6/16/22	570	572
	Emera US Finance LP	2.700%	6/15/21	400	399
	Fortis Inc.	3.055%	10/4/26	525	509
11	Toronto-Dominion Bank	1.680%	6/8/21	740	566
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	449
					2,774
China (0.2%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	385	382
	Alibaba Group Holding Ltd.	3.125%	11/28/21	825	835
					1,217
Denmark (0.2%)
7	Danske Bank A/S	0.750%	6/2/23	950	1,149

France (1.3%)
7	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	1,200	1,482
7	BNP Paribas SA	1.500%	11/17/25	950	1,174
7	BNP Paribas SA	2.375%	5/20/24	875	1,158
2,7 BPCE SA		2.750%	11/30/22	700	902
7	Credit Agricole SA	2.625%	3/17/27	450	584
7	Credit Agricole SA	1.875%	12/20/26	500	630
7	RCI Banque SA	1.375%	3/8/24	475	583
					6,513
Germany (1.8%)
7	Commerzbank AG	4.000%	3/30/27	425	582
7	Daimler AG	0.875%	1/12/21	2,050	2,498
7	Deutsche Bank AG	2.375%	1/11/23	800	1,030
	Deutsche Bank AG	3.700%	5/30/24	660	664
10	E.ON International Finance BV	5.875%	10/30/37	150	284
7	E.ON SE	1.625%	5/22/29	540	659
10	innogy Finance BV	4.750%	1/31/34	400	654
7	innogy SE	3.500%	10/26/37	200	277
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	650	657
7	Volkswagen International Finance NV	1.875%	3/30/27	1,000	1,241
7	Volkswagen Leasing GmbH	2.625%	1/15/24	425	557
					9,103
Hong Kong (0.1%)
5	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	775	762

Italy (0.2%)
7	Enel SPA	5.625%	6/21/27	350	578
5	UniCredit SPA	3.750%	4/12/22	325	331
					909
Japan (0.3%)
	American Honda Finance Corp.	2.000%	11/13/19	1,500	1,497

Mexico (0.4%)
	America Movil SAB de CV	6.375%	3/1/35	350	436
7	America Movil SAB de CV	4.125%	10/25/19	575	738
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	540	562
	Grupo Televisa SAB	6.625%	1/15/40	225	273
					2,009

Netherlands (1.0%)
7	ABN AMRO Bank NV	2.500%	11/29/23	855	1,143
2	ABN AMRO Bank NV	4.400%	3/27/23	400	412
2,7 ABN AMRO Bank NV		2.875%	1/18/23	700	910
10	Cooperatieve Rabobank UA	5.250%	9/14/27	525	851
2,7 ING Groep NV		3.000%	4/11/23	600	785
	Koninklijke KPN NV	8.375%	10/1/30	550	755
	Shell International Finance BV	4.000%	5/10/46	450	459
					5,315
Spain (1.0%)
7	Banco Bilbao Vizcaya Argentaria SA	0.750%	9/11/22	700	836
7	CaixaBank SA	1.125%	1/12/23	1,200	1,427
7	Criteria Caixa SAU	1.500%	5/10/23	1,200	1,451
7	Santander Issuances SAU	3.250%	4/4/26	500	658
7	Telefonica Emisiones SAU	1.715%	1/12/28	500	603
					4,975
Sweden (0.4%)
7	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	550	696
7	Skandinaviska Enskilda Banken AB	0.300%	2/17/22	1,225	1,468
					2,164
Switzerland (0.8%)
2,7 Credit Suisse Group AG		1.250%	7/17/24	575	693
7	Glencore Finance Europe Ltd.	1.875%	9/13/23	225	279
7	Glencore Finance Europe Ltd.	3.750%	4/1/26	425	578
5	Roche Holdings Inc.	2.625%	5/15/26	450	438
5,8 UBS AG		1.959%	12/1/20	2,250	2,253
					4,241
United Kingdom (1.8%)
7	Anglo American Capital plc	1.625%	9/18/25	915	1,095
7	Anglo American Capital plc	2.750%	6/7/19	600	743
7	Aviva plc	0.100%	12/13/18	950	1,134
5	BAT Capital Corp.	3.557%	8/15/27	450	449
5	BAT Capital Corp.	3.222%	8/15/24	575	573
7	BP Capital Markets plc	2.994%	2/18/19	600	742
	BP Capital Markets plc	3.814%	2/10/24	475	499
10	CPUK Finance Ltd.	3.588%	8/28/25	975	1,403
10	Heathrow Funding Ltd.	6.750%	12/3/26	450	817
5	Imperial Brands Finance plc	4.250%	7/21/25	525	547
7	London Stock Exchange Group plc	0.875%	9/19/24	475	566
5	Sky plc	3.125%	11/26/22	450	453
	Trinity Acquisition plc	4.400%	3/15/26	324	337
					9,358
United States (9.2%)
	21st Century Fox America Inc.	6.200%	12/15/34	125	154
	Abbott Laboratories	3.400%	11/30/23	715	725
	Allergan Funding SCS	4.750%	3/15/45	275	287
	Allergan Funding SCS	3.800%	3/15/25	150	151
	Allergan Funding SCS	3.450%	3/15/22	550	559
5	Amazon.com Inc.	4.250%	8/22/57	225	236
	Amazon.com Inc.	4.800%	12/5/34	300	346
	American Electric Power Co. Inc.	3.200%	11/13/27	950	939
7	American International Group Inc.	1.875%	6/21/27	450	548
	American Tower Corp.	5.000%	2/15/24	450	494
	Amgen Inc.	3.625%	5/22/24	275	286
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	3.500%	12/1/22	55	55

Anthem Inc.	4.375%	12/1/47	315	324
Anthem Inc.	3.500%	8/15/24	275	279
Apple Inc.	2.750%	1/13/25	480	476
Ascension Health	3.945%	11/15/46	135	139
AT&T Inc.	4.900%	8/14/37	700	698
AutoZone Inc.	3.700%	4/15/22	600	620
2 Bank of America Corp.	3.593%	7/21/27	1,285	1,300
Bank of America Corp.	3.300%	1/11/23	570	581
8 Bank of New York Mellon Corp.	2.428%	10/30/23	415	426
Berkshire Hathaway Energy Co.	6.500%	9/15/37	275	376
Brandywine Operating Partnership LP	3.950%	11/15/27	665	658
5 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	625	618
Capital One Financial Corp.	4.200%	10/29/25	825	844
Cardinal Health Inc.	4.500%	11/15/44	280	280
5 Cargill Inc.	4.760%	11/23/45	340	392
Celgene Corp.	3.250%	8/15/22	555	563
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	410	472
2 Citigroup Inc.	3.520%	10/27/27	1,125	1,118
Citigroup Inc.	2.700%	3/30/21	345	346
Citigroup Inc.	4.600%	3/9/26	535	567
Comcast Corp.	6.500%	11/15/35	635	848
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	100
5 Cox Communications Inc.	4.600%	8/15/47	400	396
CVS Health Corp.	2.875%	6/1/26	925	876
Devon Energy Corp.	3.250%	5/15/22	570	577
Dignity Health California GO	4.500%	11/1/42	30	29
Discover Bank	4.200%	8/8/23	575	606
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	210	224
Duke Energy Carolinas LLC	3.700%	12/1/47	105	106
Duke Energy Progress LLC	4.200%	8/15/45	285	308
Energy Transfer LP	4.900%	3/15/35	800	783
Enterprise Products Operating LLC	3.900%	2/15/24	535	555
5 ERAC USA Finance LLC	4.500%	2/15/45	340	339
FedEx Corp.	3.300%	3/15/27	275	275
FirstEnergy Corp.	3.900%	7/15/27	675	688
Florida Power & Light Co.	3.700%	12/1/47	275	282
Ford Motor Credit Co. LLC	3.096%	5/4/23	575	567
GE Capital International Funding Co.	4.418%	11/15/35	700	744
General Motors Co.	4.200%	10/1/27	475	482
General Motors Financial Co. Inc.	3.450%	4/10/22	575	583
Georgia Power Co.	4.300%	3/15/42	475	492
2 Goldman Sachs Group Inc.	3.272%	9/29/24	575	569
Goldman Sachs Group Inc.	2.625%	4/25/21	575	575
Goldman Sachs Group Inc.	4.750%	10/21/45	250	278
HCP Inc.	4.000%	6/1/25	375	385
International Paper Co.	4.350%	8/15/48	375	381
2 JPMorgan Chase & Co.	3.964%	11/15/47	275	274
2 JPMorgan Chase & Co.	3.782%	2/1/27	775	798
Kaiser Foundation Hospitals	4.875%	4/1/42	45	53
5 KeySpan Gas East Corp.	2.742%	8/15/26	400	387
Kraft Heinz Foods Co.	5.000%	7/15/35	475	516
Kraft Heinz Foods Co.	4.375%	6/1/46	175	169
Lockheed Martin Corp.	4.700%	5/15/46	350	398
McKesson Corp.	4.883%	3/15/44	175	188
Medtronic Inc.	3.150%	3/15/22	550	564

	Memorial Sloan-Kettering Cancer Center New
	York GO	4.125%	7/1/52	150	158
5	Metropolitan Life Global Funding I	3.000%	9/19/27	575	566
	Microsoft Corp.	3.700%	8/8/46	650	662
	Morgan Stanley	3.125%	7/27/26	1,050	1,025
	Morgan Stanley	2.750%	5/19/22	950	947
	National Retail Properties Inc.	3.900%	6/15/24	330	338
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	400	402
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	227
	Occidental Petroleum Corp.	4.100%	2/1/21	650	683
	Oglethorpe Power Corp.	5.250%	9/1/50	200	225
	Omnicom Group Inc.	3.650%	11/1/24	275	281
	Oracle Corp.	4.000%	11/15/47	220	227
	Oracle Corp.	3.250%	11/15/27	240	243
	Oracle Corp.	3.400%	7/8/24	575	594
	Pacific Gas & Electric Co.	5.800%	3/1/37	395	486
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	4.250%	1/17/23	632	667
7	Philip Morris International Inc.	2.125%	5/30/19	850	1,045
7	Philip Morris International Inc.	2.875%	3/3/26	425	577
	Philip Morris International Inc.	2.500%	11/2/22	575	567
5	Santander Holdings USA Inc.	3.700%	3/28/22	850	863
	Sempra Energy	3.250%	6/15/27	400	396
	South Carolina Electric & Gas Co.	4.100%	6/15/46	25	24
	South Carolina Electric & Gas Co.	4.600%	6/15/43	230	241
	SSM Health Care Corp.	3.823%	6/1/27	340	352
	SunTrust Bank	3.300%	5/15/26	450	444
	Synchrony Bank	3.000%	6/15/22	450	446
5	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	200	225
	The Kroger Co.	3.850%	8/1/23	550	571
	UnitedHealth Group Inc.	4.625%	7/15/35	250	285
	Verizon Communications Inc.	4.522%	9/15/48	1,050	1,014
	Verizon Communications Inc.	3.500%	11/1/24	275	278
	Wells Fargo & Co.	4.300%	7/22/27	275	289
	Wells Fargo & Co.	4.750%	12/7/46	550	601
	Welltower Inc.	4.000%	6/1/25	275	284
					47,485
Total Corporate Bonds (Cost $99,988)					100,263
Sovereign Bonds (5.2%)
Australia (0.1%)
12	Commonwealth of Australia	2.250%	11/21/22	310	236
12	Commonwealth of Australia	2.750%	11/21/27	135	104
					340
Canada (1.0%)
11	Canada	0.750%	5/1/19	3,815	2,932
11	Canada	0.750%	3/1/21	2,110	1,595
11	Canada	1.500%	6/1/23	670	515
11	Canada	1.000%	6/1/27	515	369
					5,411
Chile (0.1%)
	Corp Nacional del Cobre de Chile	3.625%	8/1/27	275	274

China (0.3%)
5	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	575	577
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,050	1,043
					1,620
France (0.4%)
7	Electricite de France SA	4.500%	11/12/40	300	474
7	RTE Reseau de Transport d'Electricite SA	2.875%	9/12/23	1,100	1,492
					1,966
Ireland (0.3%)
7	ESB Finance Ltd.	3.494%	1/12/24	1,030	1,432

Japan (1.7%)
13	Japan	0.100%	9/20/27	578,550	5,171
	Japan Bank for International Cooperation	2.250%	2/24/20	450	450
13	Japan Treasury Discount Bill	0.000%	2/19/18	340,150	3,023
					8,644
Mexico (0.4%)
5	Mexico City Airport Trust	5.500%	7/31/47	525	526
7	Petroleos Mexicanos	2.500%	8/21/21	800	996
	Petroleos Mexicanos	4.875%	1/18/24	675	701
					2,223
Qatar (0.2%)
5	State of Qatar	2.375%	6/2/21	1,400	1,374

Saudi Arabia (0.3%)
5	Kingdom of Saudi Arabia	2.875%	3/4/23	1,475	1,456

United Kingdom (0.4%)
10	United Kingdom	1.750%	7/22/19	790	1,090
10	United Kingdom	0.500%	7/22/22	125	167
10	United Kingdom	3.500%	1/22/45	365	658
					1,915
Total Sovereign Bonds (Cost $26,570)					26,655
Taxable Municipal Bonds (0.6%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.907%	10/1/50	75	116
	California GO	7.550%	4/1/39	345	534
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	355	481
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	225	284
	Illinois GO	5.100%	6/1/33	655	651
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	290	327
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	125	187
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	100	113
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	190	266
Total Taxable Municipal Bonds (Cost $2,987)					2,959

Global Wellington Fund

		Shares
Temporary Cash Investment (5.3%)
Money Market Fund (5.3%)
14 Vanguard Market Liquidity Fund (Cost $27,337)	1.309%	273,341	27,337
Total Investments (102.5%) (Cost $525,392)			530,195
Other Assets and Liabilities-Net (-2.5%)			(12,871)
Net Assets (100%)			517,324

1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Securities with a value of $497,000 have been segregated as initial margin for open futures contracts.
4 Securities with a value of $602,000 have been segregated as collateral for open forward currency contracts.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $21,992,000, representing 4.3% of net assets.
6 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
7 Face amount denominated in euro.
8 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
9 Security value determined using significant unobservable inputs.
10 Face amount denominated in British pounds.
11 Face amount denominated in Canadian dollars.
12 Face amount denominated in Australian dollars.
13 Face amount denominated in Japanese yen.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short	Notional	Appreciation
	Expiration	Contracts)	Amount	(Depreciation)
Long Futures Contracts
Euro-Schatz	December 2017	15	2,003	(—)

Short Futures Contracts
10-Year U.S. Treasury Note	March 2018	(89)	(11,040)	77
5-Year U.S. Treasury Note	March 2018	(33)	(3,839)	15
Euro-Bobl	December 2017	(19)	(2,974)	10
Euro-OAT	December 2017	(10)	(1,888)	(13)
Euro-Bund	December 2017	(3)	(581)	—

Global Wellington Fund

Long Gilt	March 2018	(3)	(502)	3
92
92

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
J.P. Morgan Securities LLC	1/9/18	AUD	926	USD	702	(2)
Goldman Sachs International	1/9/18	USD	19,734	EUR	16,588	(67)
J.P. Morgan Securities LLC	1/9/18	USD	19,679	EUR	16,589	(123)
J.P. Morgan Securities LLC	1/9/18	USD	6,782	GBP	5,074	(92)
J.P. Morgan Securities LLC	1/9/18	USD	6,053	CAD	7,726	60
J.P. Morgan Securities LLC	1/9/18	USD	5,243	JPY	581,739	62
Bank of America N.A.	2/20/18	USD	3,014	JPY	340,150	(22)
Bank of America N.A.	1/9/18	USD	1,229	AUD	1,621	3
Goldman Sachs International	1/9/18	USD	1,053	AUD	1,383	7
						(174)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of

Global Wellington Fund

the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	208,273	130,182	—
U.S. Government and Agency Obligations	—	27,562	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	6,794	170
Corporate Bonds	—	100,263	—
Sovereign Bonds	—	26,655	—
Taxable Municipal Bonds	—	2,959	—
Temporary Cash Investments	27,337	—	—
Futures Contracts—Assets[1]	70	—	—
Futures Contracts—Liabilities[1]	(10)	—	—
Forward Currency Contracts—Assets	—	132	—
Forward Currency Contracts—Liabilities	—	(306)	—
Total	235,670	294,241	170
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these

Global Wellington Fund

instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At November 30, 2017, the cost of investment securities for tax purposes was $525,392,000. Net unrealized appreciation of investment securities for tax purposes was $4,803,000, consisting of unrealized gains of $7,990,000 on securities that had risen in value since their purchase and $3,187,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Auto Components (3.4%)
	Delphi Automotive plc	194,765	20,386
	Lear Corp.	49,564	8,966
	BorgWarner Inc.	154,025	8,576
^	Autoliv Inc.	63,368	8,106
	Goodyear Tire & Rubber Co.	183,560	5,942
	Adient plc	68,504	5,361
	Gentex Corp.	208,389	4,268
	Dana Inc.	105,850	3,497
*	Visteon Corp.	22,690	2,988
	LCI Industries	18,114	2,371
	Tenneco Inc.	38,765	2,303
*	Cooper-Standard Holdings Inc.	12,954	1,633
*	Dorman Products Inc.	22,460	1,534
	Cooper Tire & Rubber Co.	38,422	1,412
*	American Axle & Manufacturing Holdings Inc.	72,929	1,309
*	Fox Factory Holding Corp.	25,694	1,002
*	Gentherm Inc.	27,205	980
*	Modine Manufacturing Co.	35,999	824
	Standard Motor Products Inc.	14,952	676
	Tower International Inc.	14,974	482
*	Stoneridge Inc.	19,590	447
*	Motorcar Parts of America Inc.	13,381	349
	Superior Industries International Inc.	16,568	277
			83,689
Automobiles (4.7%)
	General Motors Co.	957,505	41,259
	Ford Motor Co.	2,705,763	33,876
^,* Tesla Inc.		97,484	30,108
	Harley-Davidson Inc.	124,495	6,249
	Thor Industries Inc.	38,488	5,910
	Winnebago Industries Inc.	21,950	1,202
			118,604
Distributors (0.9%)
	Genuine Parts Co.	107,246	9,971
*	LKQ Corp.	225,554	8,891
	Pool Corp.	30,061	3,777
	Core-Mark Holding Co. Inc.	33,652	1,116
			23,755
Diversified Consumer Services (1.3%)
	Service Corp. International	137,080	5,065
*	ServiceMaster Global Holdings Inc.	97,359	4,759
	H&R Block Inc.	152,657	3,997
*	Bright Horizons Family Solutions Inc.	40,285	3,583
*	Grand Canyon Education Inc.	33,450	3,176
	Graham Holdings Co. Class B	3,362	1,960
*	Adtalem Global Education Inc.	43,197	1,790
*	Sotheby's	26,701	1,376
*	Chegg Inc.	65,080	990

* Weight Watchers International Inc.	21,014	926
Strayer Education Inc.	7,762	770
* Houghton Mifflin Harcourt Co.	75,146	733
Capella Education Co.	8,535	728
* Career Education Corp.	47,932	636
* Regis Corp.	25,802	412
* K12 Inc.	24,831	411
* American Public Education Inc.	11,633	312
Carriage Services Inc. Class A	10,684	274
* Bridgepoint Education Inc.	20,229	185
		32,083
Hotels, Restaurants & Leisure (16.5%)
McDonald's Corp.	591,374	101,699
Starbucks Corp.	1,054,239	60,956
Marriott International Inc. Class A	231,111	29,351
Las Vegas Sands Corp.	288,951	20,021
Yum! Brands Inc.	239,132	19,960
Carnival Corp.	254,370	16,697
Royal Caribbean Cruises Ltd.	125,666	15,568
MGM Resorts International	336,023	11,465
Hilton Worldwide Holdings Inc.	141,985	11,012
Wynn Resorts Ltd.	59,947	9,476
Wyndham Worldwide Corp.	75,037	8,433
Darden Restaurants Inc.	91,555	7,720
Aramark	178,978	7,624
* Norwegian Cruise Line Holdings Ltd.	133,311	7,220
Vail Resorts Inc.	29,216	6,578
Domino's Pizza Inc.	35,270	6,566
* Chipotle Mexican Grill Inc. Class A	18,769	5,713
Dunkin' Brands Group Inc.	65,865	3,932
Six Flags Entertainment Corp.	53,083	3,473
Texas Roadhouse Inc. Class A	49,329	2,519
Extended Stay America Inc.	139,781	2,442
* Hyatt Hotels Corp. Class A	33,164	2,400
ILG Inc.	82,143	2,307
Marriott Vacations Worldwide Corp.	16,796	2,255
Churchill Downs Inc.	9,554	2,245
Jack in the Box Inc.	21,441	2,219
Cracker Barrel Old Country Store Inc.	14,118	2,207
* Hilton Grand Vacations Inc.	54,130	2,164
Wendy's Co.	142,295	2,119
Choice Hotels International Inc.	26,861	2,109
* Scientific Games Corp. Class A	39,138	2,061
* Planet Fitness Inc. Class A	62,606	2,027
Boyd Gaming Corp.	61,593	1,964
* Penn National Gaming Inc.	63,483	1,826
* Buffalo Wild Wings Inc.	10,705	1,669
* Dave & Buster's Entertainment Inc.	30,238	1,604
Cheesecake Factory Inc.	32,510	1,594
Red Rock Resorts Inc. Class A	49,799	1,536
Bloomin' Brands Inc.	68,153	1,463
* Caesars Entertainment Corp.	102,665	1,360
Brinker International Inc.	35,558	1,306
* Pinnacle Entertainment Inc.	40,167	1,232
Papa John's International Inc.	20,055	1,172
* Eldorado Resorts Inc.	36,114	1,105
* La Quinta Holdings Inc.	60,640	1,080

	Wingstop Inc.	21,113	827
*	Belmond Ltd. Class A	64,488	800
^	Sonic Corp.	30,752	785
	International Speedway Corp. Class A	18,474	762
*	Denny's Corp.	49,016	664
*	Shake Shack Inc. Class A	14,944	614
^,* SeaWorld Entertainment Inc.		48,869	574
	DineEquity Inc.	12,407	569
*	Red Robin Gourmet Burgers Inc.	9,252	485
	BJ's Restaurants Inc.	13,248	474
*	Playa Hotels & Resorts NV	44,296	471
	Ruth's Hospitality Group Inc.	21,757	467
*	Monarch Casino & Resort Inc.	8,339	391
	Marcus Corp.	12,974	365
*	Fiesta Restaurant Group Inc.	18,257	345
*	Carrols Restaurant Group Inc.	24,718	328
*	Del Taco Restaurants Inc.	25,135	309
*	Chuy's Holdings Inc.	12,068	300
*	Biglari Holdings Inc.	743	255
*	Del Frisco's Restaurant Group Inc.	15,788	230
*	Potbelly Corp.	17,247	222
*	Zoe's Kitchen Inc.	13,300	213
*	Bojangles' Inc.	13,211	178
	Speedway Motorsports Inc.	9,149	177
*	El Pollo Loco Holdings Inc.	16,461	174
*	Lindblad Expeditions Holdings Inc.	16,582	170
*	Habit Restaurants Inc. Class A	16,180	151
*	Fogo De Chao Inc.	8,137	95
^,* Noodles & Co. Class A		8,886	45
			412,889
Household Durables (4.7%)
	DR Horton Inc.	259,553	13,237
*	Mohawk Industries Inc.	46,141	13,040
	Newell Brands Inc.	357,872	11,083
	Lennar Corp. Class A	148,440	9,319
*	NVR Inc.	2,594	9,014
	Whirlpool Corp.	53,246	8,976
	PulteGroup Inc.	198,251	6,766
	Toll Brothers Inc.	113,476	5,711
	Garmin Ltd.	89,170	5,536
	Leggett & Platt Inc.	96,572	4,659
	CalAtlantic Group Inc.	56,273	3,154
	Tupperware Brands Corp.	37,186	2,347
*	TRI Pointe Group Inc.	110,431	2,001
*	Tempur Sealy International Inc.	33,540	1,942
*	Helen of Troy Ltd.	19,941	1,783
^	KB Home	56,253	1,764
*	TopBuild Corp.	25,919	1,762
*	Meritage Homes Corp.	27,870	1,532
*	Taylor Morrison Home Corp. Class A	60,114	1,453
*	iRobot Corp.	20,227	1,388
*	Installed Building Products Inc.	16,211	1,249
	La-Z-Boy Inc.	35,056	1,153
	MDC Holdings Inc.	28,704	1,028
*	Cavco Industries Inc.	6,223	953
*	LGI Homes Inc.	13,405	941
*	M/I Homes Inc.	18,428	667

*	GoPro Inc. Class A	73,820	631
*	William Lyon Homes Class A	20,554	613
	Ethan Allen Interiors Inc.	18,915	556
*	Universal Electronics Inc.	10,444	555
*	Beazer Homes USA Inc.	23,212	491
*	Century Communities Inc.	13,938	437
	Flexsteel Industries Inc.	5,427	282
*	Hovnanian Enterprises Inc. Class A	86,861	248
	PICO Holdings Inc.	16,577	217
*	Green Brick Partners Inc.	10,561	127
	Hamilton Beach Brands Holding Co. Class A	4,338	124
	Libbey Inc.	15,724	107
	Lennar Corp. Class B	589	30
			116,876
Internet & Direct Marketing Retail (20.3%)
*	Amazon.com Inc.	298,133	350,828
*	Priceline Group Inc.	35,812	62,302
*	Netflix Inc.	315,262	59,137
	Expedia Inc.	91,260	11,179
*	Liberty Interactive Corp. QVC Group Class A	308,143	7,519
*	Liberty Ventures Class A	59,477	3,319
*	TripAdvisor Inc.	82,716	2,864
*	Wayfair Inc.	28,013	1,961
*	Liberty Expedia Holdings Inc. Class A	39,452	1,778
*	Groupon Inc. Class A	304,459	1,717
	Nutrisystem Inc.	21,688	1,101
	HSN Inc.	24,960	1,015
*	Shutterfly Inc.	21,837	965
	PetMed Express Inc.	15,140	596
^,* Overstock.com Inc.		11,967	564
*	Liberty TripAdvisor Holdings Inc. Class A	51,898	485
*	Duluth Holdings Inc.	13,466	256
*	1-800-Flowers.com Inc. Class A	18,213	187
*	Lands' End Inc.	9,123	111
*	FTD Cos. Inc.	12,240	82
			507,966
Leisure Products (1.0%)
	Hasbro Inc.	82,236	7,650
	Polaris Industries Inc.	43,323	5,503
^	Mattel Inc.	250,431	4,570
	Brunswick Corp.	64,830	3,588
	Callaway Golf Co.	67,993	987
	Sturm Ruger & Co. Inc.	12,933	708
*	Vista Outdoor Inc.	40,960	590
*	American Outdoor Brands Corp.	39,374	552
	Acushnet Holdings Corp.	24,433	486
*	MCBC Holdings Inc.	13,608	321
*	Nautilus Inc.	22,076	289
			25,244
Media (21.6%)
	Comcast Corp. Class A	3,434,455	128,929
	Walt Disney Co.	1,126,870	118,119
	Time Warner Inc.	567,934	51,972
*	Charter Communications Inc. Class A	141,213	46,065
	Twenty-First Century Fox Inc. Class A	768,496	24,546
	CBS Corp. Class B	252,791	14,171

*	Liberty Global plc	413,011	12,733
	Omnicom Group Inc.	168,415	12,032
	Twenty-First Century Fox Inc.	320,764	9,992
*	DISH Network Corp. Class A	166,241	8,420
	Viacom Inc. Class B	257,562	7,294
*	Liberty Broadband Corp.	78,306	6,809
^	Sirius XM Holdings Inc.	1,178,831	6,484
	News Corp. Class A	362,452	5,857
	Interpublic Group of Cos. Inc.	287,073	5,678
*	Liberty Media Corp-Liberty Formula One	147,146	5,356
*	Liberty Media Corp-Liberty SiriusXM Class C Shares	130,625	5,331
	Scripps Networks Interactive Inc. Class A	63,061	5,161
*	Live Nation Entertainment Inc.	105,384	4,782
*	Liberty Global plc Class A	148,137	4,705
*	Madison Square Garden Co. Class A	13,929	3,018
	Cinemark Holdings Inc.	76,787	2,773
*	Liberty Media Corp-Liberty SiriusXM Class A Shares	67,451	2,750
*	Discovery Communications Inc.	151,553	2,740
*	Lions Gate Entertainment Corp. Class B	74,362	2,308
	Tribune Media Co. Class A	55,759	2,297
	Nexstar Media Group Inc. Class A	32,030	2,175
	Cable One Inc.	3,138	2,155
*	Discovery Communications Inc. Class A	112,409	2,138
	TEGNA Inc.	149,801	1,989
	Meredith Corp.	28,966	1,974
	John Wiley & Sons Inc. Class A	33,230	1,966
*	AMC Networks Inc. Class A	37,988	1,958
	Sinclair Broadcast Group Inc. Class A	55,863	1,902
*	Liberty Global PLC LiLAC	87,495	1,816
	New York Times Co. Class A	94,221	1,771
^	Regal Entertainment Group Class A	82,751	1,672
*	Liberty Broadband Corp. Class A	19,138	1,640
	Time Inc.	72,151	1,342
^,* Lions Gate Entertainment Corp. Class A		38,942	1,274
	Entercom Communications Corp. Class A	94,556	1,097
*	IMAX Corp.	42,453	1,078
	Gannett Co. Inc.	79,441	910
	Scholastic Corp.	21,746	894
*	MSG Networks Inc.	44,663	797
	World Wrestling Entertainment Inc. Class A	27,200	775
*	Gray Television Inc.	53,032	764
^,* Liberty Global PLC LiLAC Class A		34,226	712
	New Media Investment Group Inc.	38,479	668
*	Liberty Media Corp-Liberty Formula One Class A	18,795	654
*	Liberty Media Corp-Liberty Braves	25,686	582
*	EW Scripps Co. Class A	37,987	572
^	AMC Entertainment Holdings Inc. Class A	38,138	543
*	MDC Partners Inc. Class A	41,372	480
*	Loral Space & Communications Inc.	9,169	428
	Entravision Communications Corp. Class A	47,023	332
	National CineMedia Inc.	45,018	281
*	tronc Inc.	11,279	200
*	WideOpenWest Inc.	19,452	195
*	Liberty Media Corp-Liberty Braves	7,386	167
*	Hemisphere Media Group Inc. Class A	12,317	138
*	Global Eagle Entertainment Inc.	36,647	100
	Emerald Expositions Events Inc.	3,194	71

	News Corp. Class B	3,542	58
			538,590
Multiline Retail (3.2%)
	Target Corp.	378,797	22,690
*	Dollar Tree Inc.	172,953	17,773
	Dollar General Corp.	199,443	17,567
	Kohl's Corp.	124,405	5,968
	Macy's Inc.	222,233	5,289
	Nordstrom Inc.	90,986	4,135
	Big Lots Inc.	32,181	1,902
*	Ollie's Bargain Outlet Holdings Inc.	35,445	1,682
^,* JC Penney Co. Inc.		225,123	745
	Dillard's Inc. Class A	10,868	653
^	Fred's Inc. Class A	25,265	130
^,* Tuesday Morning Corp.		32,503	84
^,* Sears Holdings Corp.		18,326	75
			78,693
Other (0.0%)1
*,2 Media General Inc. CVR		69,182	3

Specialty Retail (16.9%)
	Home Depot Inc.	860,603	154,754
	Lowe's Cos. Inc.	611,063	50,944
	TJX Cos. Inc.	464,561	35,098
	Ross Stores Inc.	284,147	21,604
*	O'Reilly Automotive Inc.	64,259	15,179
*	AutoZone Inc.	20,457	14,049
	Best Buy Co. Inc.	200,380	11,945
	L Brands Inc.	178,112	9,987
*	Ulta Beauty Inc.	43,017	9,537
*	CarMax Inc.	133,758	9,217
	Tiffany & Co.	91,003	8,600
	Tractor Supply Co.	92,449	6,309
	Gap Inc.	171,712	5,548
	Advance Auto Parts Inc.	53,876	5,441
*	Burlington Stores Inc.	50,267	5,347
	Foot Locker Inc.	90,460	3,875
^	Williams-Sonoma Inc.	59,474	3,043
^,* AutoNation Inc.		47,767	2,645
*	Five Below Inc.	40,311	2,491
	Bed Bath & Beyond Inc.	104,409	2,338
^,* RH		22,983	2,330
	Signet Jewelers Ltd.	41,892	2,190
	Lithia Motors Inc. Class A	17,568	2,061
	American Eagle Outfitters Inc.	122,871	1,976
*	Murphy USA Inc.	24,919	1,965
*	Michaels Cos. Inc.	85,811	1,853
	Dick's Sporting Goods Inc.	61,761	1,819
*	Urban Outfitters Inc.	56,801	1,768
	Aaron's Inc.	46,542	1,756
	Children's Place Inc.	12,969	1,724
*	Sally Beauty Holdings Inc.	95,917	1,635
^	GameStop Corp. Class A	74,016	1,388
	Penske Automotive Group Inc.	28,139	1,361
	Office Depot Inc.	374,502	1,225
	Monro Inc.	24,186	1,220

	Group 1 Automotive Inc.	14,392	1,166
*	Sleep Number Corp.	30,178	1,062
	Camping World Holdings Inc. Class A	22,165	1,028
	Caleres Inc.	31,299	1,022
	DSW Inc. Class A	47,631	1,016
*	Floor & Decor Holdings Inc. Class A	24,114	979
*	Asbury Automotive Group Inc.	13,644	898
	Abercrombie & Fitch Co.	49,630	862
	Chico's FAS Inc.	92,879	819
	Guess? Inc.	45,166	745
*	Lumber Liquidators Holdings Inc.	20,310	576
*	Express Inc.	56,397	549
	Tailored Brands Inc.	32,179	542
	Buckle Inc.	20,809	463
*	Genesco Inc.	14,633	455
*	Conn's Inc.	14,438	446
^	Rent-A-Center Inc.	38,208	429
	Sonic Automotive Inc. Class A	18,832	400
*	MarineMax Inc.	17,293	369
*	At Home Group Inc.	13,017	360
	Haverty Furniture Cos. Inc.	13,066	315
*	Hibbett Sports Inc.	15,680	313
	Finish Line Inc. Class A	28,778	310
^,* Party City Holdco Inc.		21,755	302
*	Zumiez Inc.	13,178	287
	Barnes & Noble Inc.	41,359	285
	Cato Corp. Class A	17,848	282
^	GNC Holdings Inc. Class A	48,907	273
	Pier 1 Imports Inc.	53,617	262
*	Ascena Retail Group Inc.	111,157	260
*	America's Car-Mart Inc.	5,494	255
	Winmark Corp.	1,833	244
	Shoe Carnival Inc.	8,697	233
*	Francesca's Holdings Corp.	26,953	200
	Tile Shop Holdings Inc.	23,783	197
*	Barnes & Noble Education Inc.	26,418	160
^,* Sportsman's Warehouse Holdings Inc.		27,186	137
*	Vitamin Shoppe Inc.	15,804	59
	Stage Stores Inc.	12,489	26
			422,808
Textiles, Apparel & Luxury Goods (5.4%)
	NIKE Inc. Class B	957,962	57,880
	VF Corp.	244,233	17,819
*	Tapestry Inc.	206,360	8,603
	PVH Corp.	56,432	7,593
*	Michael Kors Holdings Ltd.	110,663	6,467
	Hanesbrands Inc.	266,178	5,560
*	Lululemon Athletica Inc.	74,043	4,958
	Ralph Lauren Corp. Class A	40,520	3,855
	Carter's Inc.	34,878	3,778
*	Skechers U.S.A. Inc. Class A	97,908	3,437
	Wolverine World Wide Inc.	70,172	2,033
^,* Under Armour Inc. Class A		135,112	1,796
*	Deckers Outdoor Corp.	23,521	1,758
*	Steven Madden Ltd.	38,708	1,655
^,* Under Armour Inc.		136,321	1,626
	Columbia Sportswear Co.	20,229	1,422

* G-III Apparel Group Ltd.		31,532	971
Oxford Industries Inc.		11,054	763
* Crocs Inc.		52,378	572
* Unifi Inc.		11,073	405
Movado Group Inc.		10,930	321
Culp Inc.		7,976	256
* Fossil Group Inc.		30,629	217
* Vera Bradley Inc.		13,601	120
* Iconix Brand Group Inc.		34,750	65
^,* Sequential Brands Group Inc.		29,131	52
			133,982
Total Common Stocks (Cost $2,078,826)			2,495,182
	Coupon
Temporary Cash Investment (1.1%)
3,4 Vanguard Market Liquidity Fund (Cost $26,629)	1.309%	266,260	26,629
Total Investments (101.0%) (Cost $2,105,455)			2,521,811
Other Assets and Liabilities-Net (-1.0%)4			(25,024)
Net Assets (100%)			2,496,787

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,635,000.
* Non-income-producing security.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $26,764,000 of collateral received for securities on loan, of which $138,000 is held in cash.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

Consumer Discretionary Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,495,179	—	3
Temporary Cash Investments	26,629	—	—
Total	2,521,808	—	3

C. At November 30, 2017, the cost of investment securities for tax purposes was $2,105,455,000. Net unrealized appreciation of investment securities for tax purposes was $416,356,000, consisting of unrealized gains of $575,529,000 on securities that had risen in value since their purchase and $159,173,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Beverages (22.6%)
	Coca-Cola Co.	8,739,347	400,000
	PepsiCo Inc.	3,057,127	356,216
	Constellation Brands Inc. Class A	397,497	86,491
*	Monster Beverage Corp.	938,735	58,831
	Dr Pepper Snapple Group Inc.	447,830	40,390
	Molson Coors Brewing Co. Class B	440,120	34,373
	Brown-Forman Corp. Class B	553,009	33,070
*	Boston Beer Co. Inc. Class A	29,778	5,356
	Coca-Cola Bottling Co. Consolidated	21,817	4,706
	National Beverage Corp.	5,577	609
	MGP Ingredients Inc.	6,111	454
			1,020,496
Food & Staples Retailing (22.6%)
	Wal-Mart Stores Inc.	3,179,535	309,146
	Costco Wholesale Corp.	991,754	182,909
	CVS Health Corp.	2,284,754	175,012
	Walgreens Boots Alliance Inc.	2,042,548	148,616
	Sysco Corp.	1,241,704	71,684
	Kroger Co.	2,129,641	55,072
	Casey's General Stores Inc.	104,152	12,576
*	US Foods Holding Corp.	391,938	11,413
*	Sprouts Farmers Market Inc.	407,878	9,536
*	United Natural Foods Inc.	156,930	7,536
	PriceSmart Inc.	64,435	5,509
*	Rite Aid Corp.	2,516,793	5,059
	SpartanNash Co.	172,936	4,384
	Andersons Inc.	119,770	3,869
*	Performance Food Group Co.	117,509	3,484
	Weis Markets Inc.	75,054	3,090
*	Chefs' Warehouse Inc.	150,999	3,058
	Village Super Market Inc. Class A	93,180	2,390
*	SUPERVALU Inc.	107,852	1,972
	Ingles Markets Inc. Class A	62,671	1,739
*	Smart & Final Stores Inc.	136,780	1,252
*	Natural Grocers by Vitamin Cottage Inc.	90,964	715
			1,020,021
Food Products (20.2%)
	Mondelez International Inc. Class A	3,562,292	152,965
	Kraft Heinz Co.	1,363,072	110,913
	General Mills Inc.	1,371,101	77,549
	Tyson Foods Inc. Class A	713,959	58,723
	Archer-Daniels-Midland Co.	1,380,257	55,045
	Kellogg Co.	620,547	41,055
	Hershey Co.	354,898	39,369
	Conagra Brands Inc.	1,001,055	37,369
	JM Smucker Co.	269,705	31,466
	McCormick & Co. Inc./MD	281,912	28,806
	Hormel Foods Corp.	703,581	25,645

	Ingredion Inc.	179,410	24,845
	Bunge Ltd.	350,436	23,448
	Campbell Soup Co.	454,295	22,397
	Lamb Weston Holdings Inc.	333,692	18,143
	Pinnacle Foods Inc.	293,942	17,116
*	Post Holdings Inc.	165,611	13,158
	Sanderson Farms Inc.	72,562	12,313
*	Hain Celestial Group Inc.	273,991	11,261
	Flowers Foods Inc.	505,832	10,106
	Snyder's-Lance Inc.	261,238	10,105
*	Darling Ingredients Inc.	561,064	10,071
*,^ Pilgrim's Pride Corp.		242,469	8,891
^	B&G Foods Inc.	210,256	8,137
	Lancaster Colony Corp.	60,089	8,009
	J&J Snack Foods Corp.	50,554	7,639
*,^ TreeHouse Foods Inc.		151,592	6,976
	Fresh Del Monte Produce Inc.	121,371	5,911
^	Calavo Growers Inc.	69,446	5,306
*,^ Cal-Maine Foods Inc.		104,269	5,187
*	Freshpet Inc.	266,243	5,059
*	Blue Buffalo Pet Products Inc.	138,094	4,241
^	Tootsie Roll Industries Inc.	110,469	4,132
	Dean Foods Co.	316,973	3,537
*	Seneca Foods Corp. Class A	87,909	3,020
*	Farmer Brothers Co.	86,705	2,965
*	Landec Corp.	216,211	2,703
	John B Sanfilippo & Son Inc.	6,118	370
	Omega Protein Corp.	12,302	270
*	Hostess Brands Inc. Class A	14,347	202
*	Amplify Snack Brands Inc.	22,955	133
	Bob Evans Farms Inc.	1,506	117
			914,673
Household Products (18.9%)
	Procter & Gamble Co.	5,558,275	500,189
	Colgate-Palmolive Co.	1,935,720	140,243
	Kimberly-Clark Corp.	828,327	99,201
	Clorox Co.	302,722	42,166
	Church & Dwight Co. Inc.	630,013	29,667
^	Spectrum Brands Holdings Inc.	80,713	9,272
	Energizer Holdings Inc.	196,485	9,025
*	Central Garden & Pet Co. Class A	188,070	7,254
	WD-40 Co.	52,357	6,251
*	HRG Group Inc.	346,113	6,005
*	Central Garden & Pet Co.	129,419	5,129
			854,402
Personal Products (3.1%)
	Estee Lauder Cos. Inc. Class A	526,761	65,755
	Coty Inc. Class A	1,176,027	20,263
	Nu Skin Enterprises Inc. Class A	179,910	12,218
*	Herbalife Ltd.	164,836	11,562
*	Edgewell Personal Care Co.	163,148	9,461
	Medifast Inc.	83,709	5,737
	Inter Parfums Inc.	110,814	4,909
*	USANA Health Sciences Inc.	56,082	4,021
*	Avon Products Inc.	1,539,743	3,049
*,^ Revlon Inc. Class A		101,728	2,228

*,1 Herbalife Ltd. CVR		28,862	280
* elf Beauty Inc.		8,448	187
^ Natural Health Trends Corp.		9,549	171
			139,841
Tobacco (12.4%)
Philip Morris International Inc.		3,333,568	342,524
Altria Group Inc.		3,028,612	205,431
Vector Group Ltd.		314,373	7,070
Universal Corp.		83,134	4,435
			559,460
Total Common Stocks (Cost $4,019,645)			4,508,893
	Coupon
Temporary Cash Investment (0.5%)
2,3 Vanguard Market Liquidity Fund (Cost $22,299)	1.309	222,983	22,300
Total Investments (100.3%) (Cost $4,041,944)			4,531,193
Other Assets and Liabilities-Net (-0.3%)2			(14,656)
Net Assets (100%)			4,516,537

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,779,000.
1 Security value determined using significant unobservable inputs.
2 Includes $22,300,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Consumer Staples Index Fund

Common Stocks	4,508,613	—	280
Temporary Cash Investments	22,300	—	—
Total	4,530,913	—	280

C. At November 30, 2017, the cost of investment securities for tax purposes was $4,041,944,000. Net unrealized appreciation of investment securities for tax purposes was $489,249,000, consisting of unrealized gains of $550,143,000 on securities that had risen in value since their purchase and $60,894,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Energy Equipment & Services (14.4%)
	Oil & Gas Drilling (1.6%)
	Helmerich & Payne Inc.	330,028	19,333
	Patterson-UTI Energy Inc.	652,249	14,082
^,* Transocean Ltd.		1,188,860	12,055
^	Ensco plc Class A	1,358,698	7,296
*	Rowan Cos. plc Class A	374,667	5,422
	Nabors Industries Ltd.	885,057	5,346
^,* Diamond Offshore Drilling Inc.		218,253	3,501
*	Unit Corp.	162,943	3,485
*	Noble Corp. plc	772,200	3,228
*	Parker Drilling Co.	512,562	502

	Oil & Gas Equipment & Services (12.8%)
	Schlumberger Ltd.	4,191,790	263,454
	Halliburton Co.	2,631,075	109,926
	TechnipFMC plc	1,348,682	38,626
	National Oilwell Varco Inc.	1,149,636	38,570
	Baker Hughes a GE Co.	1,222,546	36,346
^	Core Laboratories NV	134,712	13,572
^,* Weatherford International plc		2,858,430	9,433
	US Silica Holdings Inc.	249,719	8,283
	Oceaneering International Inc.	304,058	5,941
*	Dril-Quip Inc.	116,811	5,601
*	McDermott International Inc.	758,004	5,503
^	RPC Inc.	206,504	4,964
*	Superior Energy Services Inc.	474,085	4,575
*	Oil States International Inc.	159,865	3,805
*	Exterran Corp.	106,907	3,276
*	Forum Energy Technologies Inc.	211,680	3,006
*	Helix Energy Solutions Group Inc.	450,702	2,997
*	SEACOR Holdings Inc.	51,917	2,484
*	Newpark Resources Inc.	277,650	2,457
^,* Fairmount Santrol Holdings Inc.		506,262	2,440
	Archrock Inc.	204,521	1,943
*	TETRA Technologies Inc.	435,610	1,751
	Bristow Group Inc.	120,262	1,751
*	Matrix Service Co.	99,007	1,693
*	Basic Energy Services Inc.	70,789	1,584
^	Frank's International NV	185,792	1,158
^,* CARBO Ceramics Inc.		81,409	817
*	RigNet Inc.	49,779	801
*	SEACOR Marine Holdings Inc.	52,692	646
*	PHI Inc.	48,945	630
^,* Hornbeck Offshore Services Inc.		171,926	629
*	Mammoth Energy Services Inc.	29,637	559
*	Tesco Corp.	120,885	490
^,* Smart Sand Inc.		41,325	329
*	Key Energy Services Inc.	30,769	305
*	C&J Energy Services Inc.	5,033	157

*	ProPetro Holding Corp.	8,252	155
*	Keane Group Inc.	10,158	152
*	NCS Multistage Holdings Inc.	8,964	151

			655,210
Oil, Gas & Consumable Fuels (85.6%)
	Coal & Consumable Fuels (0.2%)
	Arch Coal Inc. Class A	69,786	5,762
*	CONSOL Energy Inc.	70,702	1,555
*	Peabody Energy Corp.	4,601	153

	Integrated Oil & Gas (41.1%)
	Exxon Mobil Corp.	12,304,817	1,024,868
	Chevron Corp.	5,674,652	675,227
	Occidental Petroleum Corp.	2,324,619	163,886

	Oil & Gas Exploration & Production (27.4%)
	ConocoPhillips	3,688,708	187,681
	EOG Resources Inc.	1,751,859	179,250
	Anadarko Petroleum Corp.	1,701,131	81,807
	Pioneer Natural Resources Co.	516,555	80,603
*	Concho Resources Inc.	447,556	62,595
	Devon Energy Corp.	1,505,823	58,019
	Apache Corp.	1,154,786	48,305
	EQT Corp.	777,790	46,356
	Cabot Oil & Gas Corp.	1,438,224	41,637
	Hess Corp.	867,296	39,792
	Marathon Oil Corp.	2,578,763	38,269
	Noble Energy Inc.	1,421,823	37,394
	Cimarex Energy Co.	289,061	33,563
*	Diamondback Energy Inc.	273,106	29,853
*	Newfield Exploration Co.	605,661	18,733
*	Parsley Energy Inc. Class A	673,258	18,084
*	Energen Corp.	295,914	16,707
*	WPX Energy Inc.	1,210,909	15,342
	Murphy Oil Corp.	499,894	13,972
	Range Resources Corp.	752,047	13,552
*	Continental Resources Inc.	286,094	13,541
*	RSP Permian Inc.	364,111	13,374
*	Antero Resources Corp.	671,363	12,756
^,* Chesapeake Energy Corp.		2,736,832	11,139
*	Southwestern Energy Co.	1,530,109	9,732
*	Matador Resources Co.	299,857	8,576
*	Centennial Resource Development Inc. Class A	407,255	8,263
*	PDC Energy Inc.	171,752	7,892
*	CNX Resources Corp.	565,570	7,890
*	QEP Resources Inc.	741,673	7,165
*	Oasis Petroleum Inc.	698,885	7,150
*	Whiting Petroleum Corp.	277,846	6,932
*	Callon Petroleum Co.	622,943	6,877
*	SRC Energy Inc.	737,559	6,461
	SM Energy Co.	311,790	6,435
*	Gulfport Energy Corp.	492,275	6,301
*	Kosmos Energy Ltd.	729,055	5,818
*	Laredo Petroleum Inc.	490,712	5,246
*	Carrizo Oil & Gas Inc.	253,576	4,902
*	Extraction Oil & Gas Inc.	319,993	4,819

*	Gran Tierra Energy Inc.	1,264,447	2,845
*	Ring Energy Inc.	165,351	2,345
*	Denbury Resources Inc.	1,285,864	2,250
^,* California Resources Corp.		130,836	2,058
*	SandRidge Energy Inc.	104,700	1,948
^,* Resolute Energy Corp.		55,175	1,651
*	Bill Barrett Corp.	268,825	1,573
*	WildHorse Resource Development Corp.	82,590	1,363
^,* Sanchez Energy Corp.		233,505	1,210
*	Halcon Resources Corp.	134,478	953
*	Eclipse Resources Corp.	338,357	839
^,* Jones Energy Inc. Class A		171,319	171
*	Tellurian Inc.	12,462	157
*	Ultra Petroleum Corp.	15,919	153
*	Jagged Peak Energy Inc.	9,876	150
*	Bonanza Creek Energy Inc.	5,300	147
*	Midstates Petroleum Co. Inc.	8,850	147
*	Penn Virginia Corp.	4,183	144
*	Stone Energy Corp.	4,790	121
^,* Northern Oil and Gas Inc.		19,681	33
^,* EXCO Resources Inc.		39,348	20

	Oil & Gas Refining & Marketing (9.9%)
	Phillips 66	1,328,706	129,629
	Valero Energy Corp.	1,354,283	115,954
	Marathon Petroleum Corp.	1,559,149	97,649
	Andeavor	458,380	48,345
	HollyFrontier Corp.	513,609	22,845
	PBF Energy Inc. Class A	338,045	10,943
	Delek US Holdings Inc.	232,322	7,718
	World Fuel Services Corp.	217,071	6,093
	Green Plains Inc.	117,857	1,986
^	CVR Energy Inc.	59,134	1,931
*	REX American Resources Corp.	18,352	1,680
*	Par Pacific Holdings Inc.	79,048	1,641
*	Renewable Energy Group Inc.	116,566	1,323
*	Clean Energy Fuels Corp.	420,401	946

	Oil & Gas Storage & Transportation (7.0%)
	Kinder Morgan Inc.	6,061,995	104,448
	Williams Cos. Inc.	2,493,390	72,433
	ONEOK Inc.	1,155,425	59,967
*	Cheniere Energy Inc.	612,122	29,578
	Targa Resources Corp.	652,795	28,331
	Plains GP Holdings LP Class A	423,648	8,723
	SemGroup Corp. Class A	203,567	4,886
	Tallgrass Energy GP LP Class A	162,978	3,683
^	EnLink Midstream LLC	198,207	3,310
*	Enbridge Energy Management LLC	225,428	3,043
*	International Seaways Inc.	52,129	886
*	Gener8 Maritime Inc.	155,927	709
*	Antero Midstream GP LP	8,637	153

			3,883,345
Total Common Stocks (Cost $5,158,131)			4,538,555

	Coupon
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1,2 Vanguard Market Liquidity Fund (Cost $20,728)	1.309%	207,283	20,730
Total Investments (100.5%) (Cost $5,178,859)			4,559,285
Other Assets and Liabilities-Net (-0.5%)2			(22,039)
Net Assets (100%)			4,537,246

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,481,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $20,727,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At November 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2017, the cost of investment securities for tax purposes was $5,178,859,000. Net unrealized depreciation of investment securities for tax purposes was $619,574,000, consisting of unrealized gains of $266,187,000 on securities that had risen in value since their purchase and $885,761,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Banks (45.5%)
JPMorgan Chase & Co.	6,642,430	694,267
Bank of America Corp.	18,765,285	528,618
Wells Fargo & Co.	8,901,391	502,662
Citigroup Inc.	5,142,907	388,289
US Bancorp	3,157,461	174,134
PNC Financial Services Group Inc.	904,495	127,136
BB&T Corp.	1,530,143	75,620
SunTrust Banks Inc.	911,794	56,194
M&T Bank Corp.	258,075	43,602
Fifth Third Bancorp	1,390,637	42,428
KeyCorp	2,052,832	38,963
Citizens Financial Group Inc.	945,070	38,464
Regions Financial Corp.	2,255,773	37,423
Huntington Bancshares Inc.	2,054,093	29,579
First Republic Bank	296,698	28,347
Comerica Inc.	331,985	27,658
* SVB Financial Group	99,474	22,644
Zions Bancorporation	382,276	18,942
East West Bancorp Inc.	272,610	16,776
* Signature Bank	103,771	14,246
CIT Group Inc.	255,592	12,739
People's United Financial Inc.	648,881	12,342
PacWest Bancorp	244,061	11,632
Synovus Financial Corp.	231,061	11,468
Cullen/Frost Bankers Inc.	114,661	11,284
Bank of the Ozarks	229,490	11,066
* Western Alliance Bancorp	188,798	10,984
Sterling Bancorp	405,028	10,267
Commerce Bancshares Inc.	181,082	10,253
Webster Financial Corp.	174,137	9,990
Pinnacle Financial Partners Inc.	138,205	9,488
Umpqua Holdings Corp.	415,715	9,191
First Horizon National Corp.	471,363	9,140
Wintrust Financial Corp.	105,009	8,805
Prosperity Bancshares Inc.	124,664	8,731
FNB Corp.	609,289	8,646
* Texas Capital Bancshares Inc.	93,466	8,445
Hancock Holding Co.	159,590	8,195
Chemical Financial Corp.	134,334	7,575
BankUnited Inc.	201,612	7,506
IBERIABANK Corp.	95,952	7,460
Associated Banc-Corp	287,642	7,335
Investors Bancorp Inc.	498,082	7,108
United Bankshares Inc.	188,257	7,069
Home BancShares Inc.	295,907	7,043
MB Financial Inc.	150,527	7,007
Bank of Hawaii Corp.	80,758	6,855
Popular Inc.	192,355	6,802
Columbia Banking System Inc.	137,749	6,350

Fulton Financial Corp.	329,134	6,254
TCF Financial Corp.	306,513	6,225
Cathay General Bancorp	142,936	6,202
UMB Financial Corp.	79,853	6,002
Valley National Bancorp	497,056	5,915
Glacier Bancorp Inc.	144,647	5,793
First Citizens BancShares Inc. Class A	13,508	5,761
Community Bank System Inc.	95,509	5,289
South State Corp.	56,538	5,204
* BancorpSouth Bank	155,358	5,166
CVB Financial Corp.	196,996	4,844
First Midwest Bancorp Inc.	193,930	4,842
^ First Financial Bankshares Inc.	99,613	4,727
Old National Bancorp	256,170	4,675
Great Western Bancorp Inc.	110,546	4,568
Hope Bancorp Inc.	243,066	4,550
International Bancshares Corp.	106,005	4,373
Trustmark Corp.	127,480	4,327
Simmons First National Corp. Class A	71,825	4,159
* Eagle Bancorp Inc.	61,240	4,051
* FCB Financial Holdings Inc. Class A	76,376	4,036
Renasant Corp.	93,128	4,008
United Community Banks Inc.	138,683	3,986
First Merchants Corp.	89,072	3,901
Towne Bank	112,349	3,764
Independent Bank Corp.	51,543	3,747
Hilltop Holdings Inc.	148,639	3,697
ServisFirst Bancshares Inc.	85,001	3,569
Ameris Bancorp	70,313	3,487
WesBanco Inc.	82,762	3,482
Banner Corp.	59,735	3,440
LegacyTexas Financial Group Inc.	81,113	3,396
First Financial Bancorp	117,680	3,336
BOK Financial Corp.	36,981	3,291
NBT Bancorp Inc.	81,842	3,179
Union Bankshares Corp.	82,588	3,113
Westamerica Bancorporation	49,838	3,081
* Pacific Premier Bancorp Inc.	77,778	3,080
First Hawaiian Inc.	105,183	3,079
CenterState Banks Inc.	113,294	3,074
Park National Corp.	26,137	2,937
Berkshire Hills Bancorp Inc.	72,149	2,781
First Commonwealth Financial Corp.	183,713	2,774
S&T Bancorp Inc.	66,118	2,761
Boston Private Financial Holdings Inc.	157,990	2,583
Heartland Financial USA Inc.	48,002	2,424
Brookline Bancorp Inc.	143,795	2,315
First Busey Corp.	72,081	2,294
Lakeland Financial Corp.	44,974	2,279
Tompkins Financial Corp.	25,641	2,271
State Bank Financial Corp.	69,402	2,113
City Holding Co.	29,365	2,091
Enterprise Financial Services Corp.	44,047	1,993
First Interstate BancSystem Inc. Class A	49,992	1,985
Hanmi Financial Corp.	61,310	1,947
Capital Bank Financial Corp.	46,466	1,940
MainSource Financial Group Inc.	47,924	1,895

First Bancorp	49,981	1,894
Southside Bancshares Inc.	52,210	1,890
BancFirst Corp.	32,974	1,873
Central Pacific Financial Corp.	57,982	1,867
Heritage Financial Corp.	56,194	1,829
* First BanCorp (New York Shares)	367,078	1,828
^ Banc of California Inc.	80,740	1,821
* Seacoast Banking Corp. of Florida	69,132	1,799
Sandy Spring Bancorp Inc.	45,336	1,786
1st Source Corp.	34,249	1,762
Lakeland Bancorp Inc.	84,291	1,762
National Bank Holdings Corp. Class A	50,403	1,710
Washington Trust Bancorp Inc.	29,249	1,663
Independent Bank Group Inc.	23,723	1,634
TriCo Bancshares	38,664	1,625
Stock Yards Bancorp Inc.	40,748	1,622
ConnectOne Bancorp Inc.	57,395	1,558
German American Bancorp Inc.	41,042	1,544
Preferred Bank	24,238	1,517
Community Trust Bancorp Inc.	30,011	1,493
CoBiz Financial Inc.	70,403	1,491
* Customers Bancorp Inc.	54,750	1,484
Flushing Financial Corp.	51,521	1,457
Carolina Financial Corp.	37,466	1,448
Univest Corp. of Pennsylvania	50,406	1,416
Bryn Mawr Bank Corp.	31,927	1,410
Camden National Corp.	29,466	1,346
Live Oak Bancshares Inc.	51,820	1,334
Guaranty Bancorp	45,553	1,323
First of Long Island Corp.	41,129	1,240
* Opus Bank	43,135	1,203
Horizon Bancorp	43,421	1,194
Park Sterling Corp.	90,511	1,165
Mercantile Bank Corp.	31,360	1,164
Heritage Commerce Corp.	68,547	1,112
* First Foundation Inc.	57,540	1,097
Great Southern Bancorp Inc.	19,864	1,074
Bridge Bancorp Inc.	29,803	1,071
QCR Holdings Inc.	23,561	1,070
* TriState Capital Holdings Inc.	44,007	1,065
Peoples Bancorp Inc.	31,315	1,060
* Nicolet Bankshares Inc.	16,757	971
Blue Hills Bancorp Inc.	45,464	971
* Green Bancorp Inc.	42,583	954
Fidelity Southern Corp.	42,723	942
* HomeTrust Bancshares Inc.	34,051	919
Midland States Bancorp Inc.	27,142	902
Arrow Financial Corp.	23,958	882
Independent Bank Corp. Michigan	39,309	880
* Veritex Holdings Inc.	31,302	871
Financial Institutions Inc.	25,138	831
First Community Bancshares Inc.	27,681	830
* Atlantic Capital Bancshares Inc.	47,960	825
Republic Bancorp Inc. Class A	19,235	819
Access National Corp.	27,258	803
OFG Bancorp	81,843	802
First Financial Corp.	16,403	791

MidWestOne Financial Group Inc.	21,195	771
West Bancorporation Inc.	24,319	651
* FB Financial Corp.	14,082	598
Southern National Bancorp of Virginia Inc.	33,758	576
* Xenith Bankshares Inc.	15,667	551
* HarborOne Bancorp Inc.	26,765	519
Sun Bancorp Inc.	20,193	516
* Byline Bancorp Inc.	13,791	294
		3,457,994
Capital Markets (19.9%)
Goldman Sachs Group Inc.	693,673	171,781
Morgan Stanley	2,600,042	134,188
BlackRock Inc.	228,630	114,587
Charles Schwab Corp.	2,269,323	110,720
Bank of New York Mellon Corp.	1,950,136	106,750
CME Group Inc.	640,804	95,826
S&P Global Inc.	485,094	80,273
• Intercontinental Exchange Inc.	1,110,770	79,365
State Street Corp.	709,520	67,653
Moody's Corp.	324,728	49,300
T. Rowe Price Group Inc.	455,072	46,836
Ameriprise Financial Inc.	282,955	46,187
Northern Trust Corp.	411,412	40,228
Invesco Ltd.	767,400	27,757
Franklin Resources Inc.	635,280	27,539
* E*TRADE Financial Corp.	518,760	24,973
TD Ameritrade Holding Corp.	481,552	24,641
CBOE Holdings Inc.	190,278	23,486
MSCI Inc. Class A	169,936	21,871
Raymond James Financial Inc.	244,559	21,595
Affiliated Managers Group Inc.	106,825	21,223
SEI Investments Co.	254,492	17,906
Nasdaq Inc.	218,195	17,272
FactSet Research Systems Inc.	74,449	14,881
MarketAxess Holdings Inc.	70,790	13,823
Janus Henderson Group plc	359,271	13,390
Eaton Vance Corp.	216,607	11,974
LPL Financial Holdings Inc.	153,506	7,958
Interactive Brokers Group Inc.	128,195	7,315
Stifel Financial Corp.	129,321	7,273
Evercore Inc. Class A	77,423	6,724
BGC Partners Inc. Class A	401,409	6,555
Legg Mason Inc.	162,809	6,506
Federated Investors Inc. Class B	172,939	5,804
Artisan Partners Asset Management Inc. Class A	88,013	3,477
Morningstar Inc.	36,418	3,361
Financial Engines Inc.	119,649	3,338
^ Waddell & Reed Financial Inc. Class A	157,239	3,192
Moelis & Co. Class A	62,922	3,014
OM Asset Management plc	155,014	2,542
WisdomTree Investments Inc.	219,482	2,524
Houlihan Lokey Inc. Class A	49,703	2,219
Piper Jaffray Cos.	27,088	2,128
Cohen & Steers Inc.	39,568	1,843
Virtus Investment Partners Inc.	13,674	1,642
^ Virtu Financial Inc. Class A	92,608	1,509
PJT Partners Inc.	33,214	1,413

* INTL. FCStone Inc.	30,249	1,327
Diamond Hill Investment Group Inc.	6,197	1,308
* Donnelley Financial Solutions Inc.	62,085	1,267
Investment Technology Group Inc.	59,794	1,076
Westwood Holdings Group Inc.	14,390	984
^ Greenhill & Co. Inc.	46,657	947
* Cowen Inc. Class A	52,876	788
Ladenburg Thalmann Financial Services Inc.	201,482	695
Arlington Asset Investment Corp. Class A	49,064	579
B. Riley Financial Inc.	29,835	537
Associated Capital Group Inc. Class A	9,884	344
Pzena Investment Management Inc. Class A	28,690	321
GAMCO Investors Inc. Class A	8,979	263
* Safeguard Scientifics Inc.	108	1
Fifth Street Asset Management Inc.	75	—
		1,516,799
Consumer Finance (5.2%)
American Express Co.	1,418,276	138,580
Capital One Financial Corp.	913,003	83,996
Synchrony Financial	1,501,238	53,879
Discover Financial Services	702,795	49,617
Ally Financial Inc.	849,127	22,808
* SLM Corp.	609,675	7,054
Navient Corp.	517,368	6,524
FirstCash Inc.	91,130	6,142
* Green Dot Corp. Class A	74,905	4,629
Santander Consumer USA Holdings Inc.	237,524	4,095
* Credit Acceptance Corp.	12,792	3,875
* OneMain Holdings Inc. Class A	127,425	3,289
* PRA Group Inc.	87,723	3,053
* LendingClub Corp.	571,237	2,496
Nelnet Inc. Class A	40,651	2,178
* Encore Capital Group Inc.	46,350	2,123
* EZCORP Inc. Class A	97,849	1,179
* World Acceptance Corp.	12,558	1,042
* Enova International Inc.	51,478	764
		397,323
Diversified Financial Services (6.6%)
* Berkshire Hathaway Inc. Class B	2,391,700	461,622
Leucadia National Corp.	610,913	16,073
Voya Financial Inc.	339,154	14,991
Texas Pacific Land Trust	11,956	4,875
* Cannae Holdings Inc.	118,294	2,154
NewStar Financial Inc.	41,585	491
* On Deck Capital Inc.	78,152	413
		500,619
Insurance (19.8%)
Chubb Ltd.	878,428	133,618
American International Group Inc.	1,705,318	102,251
Prudential Financial Inc.	805,913	93,357
MetLife Inc.	1,705,256	91,538
Marsh & McLennan Cos. Inc.	967,438	81,197
Travelers Cos. Inc.	520,800	70,605
Allstate Corp.	682,015	70,016
Aon plc	494,635	69,358
Aflac Inc.	745,974	65,377

	Progressive Corp.	1,095,535	58,261
	Hartford Financial Services Group Inc.	687,559	39,493
	Willis Towers Watson plc	242,280	38,959
	Principal Financial Group Inc.	543,567	38,479
	Lincoln National Corp.	423,048	32,384
*	Markel Corp.	26,309	29,121
	Loews Corp.	539,802	27,141
	Unum Group	425,924	24,116
*	Arch Capital Group Ltd.	246,800	23,370
	Arthur J Gallagher & Co.	340,076	22,387
	Cincinnati Financial Corp.	295,181	22,059
	FNF Group	489,327	19,798
	Reinsurance Group of America Inc. Class A	121,507	19,690
	XL Group Ltd.	486,896	18,901
	Torchmark Corp.	208,635	18,537
	Everest Re Group Ltd.	77,415	17,000
*	Alleghany Corp.	29,063	16,996
	American Financial Group Inc.	140,430	14,754
	WR Berkley Corp.	182,755	12,632
	First American Financial Corp.	208,635	11,598
	Brown & Brown Inc.	225,050	11,534
	Assurant Inc.	103,450	10,435
	RenaissanceRe Holdings Ltd.	76,721	10,177
	Old Republic International Corp.	472,635	9,911
*	Athene Holding Ltd. Class A	201,482	9,685
*	Brighthouse Financial Inc.	158,208	9,301
	Primerica Inc.	85,969	8,941
	Hanover Insurance Group Inc.	80,291	8,639
	Assured Guaranty Ltd.	229,876	8,347
	Axis Capital Holdings Ltd.	156,940	8,222
	CNO Financial Group Inc.	322,843	8,139
	Validus Holdings Ltd.	149,009	7,328
	Selective Insurance Group Inc.	109,772	6,718
	White Mountains Insurance Group Ltd.	7,108	6,333
	ProAssurance Corp.	100,604	6,222
	Erie Indemnity Co. Class A	48,077	5,956
	Kemper Corp.	77,503	5,348
	American Equity Investment Life Holding Co.	159,041	5,046
	Aspen Insurance Holdings Ltd.	113,141	4,639
*	Enstar Group Ltd.	20,108	4,457
	RLI Corp.	70,665	4,221
	Horace Mann Educators Corp.	76,732	3,583
	Argo Group International Holdings Ltd.	57,201	3,504
	American National Insurance Co.	25,575	3,206
*	Genworth Financial Inc. Class A	943,484	3,198
	Employers Holdings Inc.	61,204	2,999
	Mercury General Corp.	52,358	2,873
*	Third Point Reinsurance Ltd.	161,895	2,744
	AMERISAFE Inc.	36,222	2,378
	Navigators Group Inc.	44,245	2,279
	Safety Insurance Group Inc.	27,285	2,247
	Infinity Property & Casualty Corp.	20,773	2,239
	National General Holdings Corp.	100,973	2,134
*,^ MBIA Inc.		233,691	1,968
	United Fire Group Inc.	40,746	1,958
	James River Group Holdings Ltd.	47,239	1,912
^	AmTrust Financial Services Inc.	184,750	1,781

	Universal Insurance Holdings Inc.	62,741	1,656
	FBL Financial Group Inc. Class A	21,148	1,595
	National Western Life Group Inc. Class A	4,507	1,593
	Kinsale Capital Group Inc.	35,594	1,587
	Stewart Information Services Corp.	33,901	1,367
*	Ambac Financial Group Inc.	85,480	1,287
*	Greenlight Capital Re Ltd. Class A	55,832	1,237
*	Trupanion Inc.	36,728	1,094
	Heritage Insurance Holdings Inc.	53,074	954
	Maiden Holdings Ltd.	137,574	894
	State Auto Financial Corp.	31,969	892
	United Insurance Holdings Corp.	48,046	802
*,^ Citizens Inc. Class A		87,578	753
*	Global Indemnity Ltd.	16,627	721
	Fidelity & Guaranty Life	22,072	687
	EMC Insurance Group Inc.	17,971	558
	HCI Group Inc.	14,703	442
	Baldwin & Lyons Inc.	18,087	441
	Donegal Group Inc. Class A	23,366	414
*	WMIH Corp.	381,707	320
	Crawford & Co. Class B	20,219	203
	Fairfax Financial Holdings Ltd.	126	69
*,^ Patriot National Inc.		16,516	1
			1,503,162
Mortgage Real Estate Investment Trusts (REITs) (1.5%)
	Annaly Capital Management Inc.	2,174,925	25,381
	AGNC Investment Corp.	731,287	14,553
	Starwood Property Trust Inc.	491,215	10,649
	New Residential Investment Corp.	579,204	10,246
	MFA Financial Inc.	742,242	5,938
	Chimera Investment Corp.	318,251	5,824
^	Blackstone Mortgage Trust Inc. Class A	169,948	5,561
*	Two Harbors Investment Corp.	328,844	5,261
	Invesco Mortgage Capital Inc.	210,914	3,725
	Apollo Commercial Real Estate Finance Inc.	196,052	3,656
	CYS Investments Inc.	285,670	2,311
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	97,080	2,308
	Redwood Trust Inc.	145,509	2,186
	PennyMac Mortgage Investment Trust	126,534	1,981
	ARMOUR Residential REIT Inc.	77,938	1,971
	Capstead Mortgage Corp.	181,559	1,647
	Ladder Capital Corp. Class A	119,172	1,627
	MTGE Investment Corp.	86,229	1,600
	Granite Point Mortgage Trust Inc.	81,661	1,466
	New York Mortgage Trust Inc.	212,002	1,357
	Anworth Mortgage Asset Corp.	179,977	1,011
	AG Mortgage Investment Trust Inc.	52,417	992
	Orchid Island Capital Inc.	85,281	808
	Arbor Realty Trust Inc.	94,044	807
	Western Asset Mortgage Capital Corp.	79,154	794
	Ares Commercial Real Estate Corp.	51,425	693
	Dynex Capital Inc.	89,891	644
	Resource Capital Corp.	58,077	580
	Sutherland Asset Management Corp.	31,083	491
			116,068

Other (0.0%)2
3	Winthrop Realty Trust		23,515	157

Thrifts & Mortgage Finance (1.3%)
	New York Community Bancorp Inc.		921,503	12,293
*	MGIC Investment Corp.		699,632	10,229
	Radian Group Inc.		405,941	8,318
*	Essent Group Ltd.		158,084	6,995
	Washington Federal Inc.		168,472	5,863
*	LendingTree Inc.		14,610	4,411
	Capitol Federal Financial Inc.		247,108	3,474
	Provident Financial Services Inc.		119,918	3,279
	Northwest Bancshares Inc.		182,719	3,093
	WSFS Financial Corp.		59,260	2,999
*,^ BofI Holding Inc.			107,617	2,974
*	Walker & Dunlop Inc.		56,334	2,776
	Kearny Financial Corp.		155,238	2,297
	Beneficial Bancorp Inc.		130,139	2,206
	Meridian Bancorp Inc.		96,516	1,945
	United Financial Bancorp Inc.		96,437	1,798
*	NMI Holdings Inc. Class A		101,416	1,729
	TrustCo Bank Corp. NY		180,177	1,685
*	Flagstar Bancorp Inc.		42,891	1,630
	TFS Financial Corp.		106,441	1,621
	Meta Financial Group Inc.		16,931	1,591
*	HomeStreet Inc.		51,355	1,566
	Northfield Bancorp Inc.		83,410	1,480
	OceanFirst Financial Corp.		52,129	1,447
	Dime Community Bancshares Inc.		60,784	1,340
	Oritani Financial Corp.		73,338	1,265
	Federal Agricultural Mortgage Corp.		17,015	1,263
	First Defiance Financial Corp.		19,280	1,047
*	Nationstar Mortgage Holdings Inc.		55,653	1,006
	Waterstone Financial Inc.		46,812	885
	Bank Mutual Corp.		82,141	879
*	PennyMac Financial Services Inc. Class A		37,924	802
*	PHH Corp.		60,820	691
	Clifton Bancorp Inc.		39,671	687
*	Ocwen Financial Corp.		186,234	594
				98,158
Total Common Stocks (Cost $6,083,033)				7,590,280
		Coupon
Temporary Cash Investments (0.1%)[1]
4,5	Vanguard Market Liquidity Fund (Cost $5,829)	1.309%	58,293	5,830
Total Investments (99.9%) (Cost $6,088,862)				7,596,110
Other Assets and Liabilities-Net (0.1%)5,6				6,388
Net Assets (100%)				7,602,498

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,537,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0 % and -0.1%, respectively, of net assets
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $5,830,000 of collateral received for securities on loan.
6 Cash of $410,000 has been segregated as initial margin for open futures contracts after November 30, 2017.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	91	12,048	29

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,590,123	—	157
Temporary Cash Investments	5,830	—	—
Total	7,595,953	—	157

Financials Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $6,088,862,000. Net unrealized appreciation of investment securities for tax purposes was $1,507,248,000, consisting of unrealized gains of $1,545,673,000 on securities that had risen in value since their purchase and $38,425,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Biotechnology (22.6%)
	AbbVie Inc.	3,569,725	345,978
	Amgen Inc.	1,633,973	287,024
	Gilead Sciences Inc.	2,924,423	218,688
*	Celgene Corp.	1,752,007	176,655
*	Biogen Inc.	473,468	152,537
*	Vertex Pharmaceuticals Inc.	564,450	81,444
*	Regeneron Pharmaceuticals Inc.	175,327	63,444
*	Alexion Pharmaceuticals Inc.	499,901	54,894
*	Incyte Corp.	391,438	38,748
*	BioMarin Pharmaceutical Inc.	392,353	33,664
*	Alnylam Pharmaceuticals Inc.	198,045	26,645
*	Alkermes plc	344,144	17,995
*	Exelixis Inc.	657,930	17,817
*	Bluebird Bio Inc.	102,121	17,647
*	Exact Sciences Corp.	266,694	15,863
*	Ionis Pharmaceuticals Inc.	278,294	15,443
*	Neurocrine Biosciences Inc.	197,705	14,213
*	Seattle Genetics Inc.	223,921	13,643
*	United Therapeutics Corp.	97,246	12,641
*	Bioverativ Inc.	230,365	11,523
*	Juno Therapeutics Inc.	177,579	9,699
*	Sage Therapeutics Inc.	87,078	8,047
*	Sarepta Therapeutics Inc.	136,829	7,617
*	Portola Pharmaceuticals Inc.	144,041	7,310
*	TESARO Inc.	84,983	7,190
*	FibroGen Inc.	150,225	7,136
*	Puma Biotechnology Inc.	66,763	7,070
*	ACADIA Pharmaceuticals Inc.	219,081	6,627
*	Clovis Oncology Inc.	103,993	6,538
*	Ligand Pharmaceuticals Inc.	47,220	6,226
*	Agios Pharmaceuticals Inc.	92,389	5,687
*	Avexis Inc.	57,233	5,426
*	Halozyme Therapeutics Inc.	285,956	5,339
*	Myriad Genetics Inc.	153,432	5,313
*	Blueprint Medicines Corp.	70,184	5,268
*	Spark Therapeutics Inc.	68,454	5,013
*	Ironwood Pharmaceuticals Inc. Class A	287,775	4,970
*	Insmed Inc.	159,195	4,965
*	Amicus Therapeutics Inc.	331,611	4,616
*	Array BioPharma Inc.	409,724	4,609
*	Ultragenyx Pharmaceutical Inc.	90,405	4,565
^,* Prothena Corp. plc		85,998	3,998
^,* OPKO Health Inc.		753,430	3,956
*	Spectrum Pharmaceuticals Inc.	189,140	3,707
*	Loxo Oncology Inc.	46,856	3,596
*	Emergent BioSolutions Inc.	78,361	3,442
*	Acceleron Pharma Inc.	84,183	3,072
*	Sangamo Therapeutics Inc.	187,245	3,033
*	Repligen Corp.	83,705	2,967

*	Global Blood Therapeutics Inc.	73,498	2,899
*	Esperion Therapeutics Inc.	46,086	2,835
^,* MiMedx Group Inc.		239,257	2,768
*	Arena Pharmaceuticals Inc.	87,818	2,721
^,* Dynavax Technologies Corp.		133,549	2,671
*	Intercept Pharmaceuticals Inc.	39,419	2,421
*	Immunomedics Inc.	212,590	2,309
*	Momenta Pharmaceuticals Inc.	162,149	2,238
*	AnaptysBio Inc.	26,196	2,202
*	Acorda Therapeutics Inc.	104,267	2,117
*	Radius Health Inc.	72,973	2,066
*	Aimmune Therapeutics Inc.	51,211	1,956
*	Xencor Inc.	89,351	1,940
^,* Intrexon Corp.		135,594	1,849
*	Retrophin Inc.	81,534	1,838
*	Heron Therapeutics Inc.	102,114	1,797
*	Foundation Medicine Inc.	32,490	1,728
^,* Flexion Therapeutics Inc.		65,748	1,704
*	Five Prime Therapeutics Inc.	64,451	1,698
*	REGENXBIO Inc.	58,984	1,657
*	Editas Medicine Inc.	56,123	1,620
*	Enanta Pharmaceuticals Inc.	32,335	1,606
*	MacroGenics Inc.	78,276	1,512
*	Alder Biopharmaceuticals Inc.	136,476	1,501
*	Genomic Health Inc.	46,786	1,417
*	PTC Therapeutics Inc.	88,267	1,408
*	ImmunoGen Inc.	221,405	1,406
*	Vanda Pharmaceuticals Inc.	95,557	1,343
*	La Jolla Pharmaceutical Co.	39,559	1,319
*	Adamas Pharmaceuticals Inc.	35,181	1,307
^,* ZIOPHARM Oncology Inc.		285,241	1,304
*	Epizyme Inc.	105,451	1,265
*	Audentes Therapeutics Inc.	43,415	1,253
^,* Synergy Pharmaceuticals Inc.		552,603	1,149
*	Abeona Therapeutics Inc.	65,709	1,137
*	Eagle Pharmaceuticals Inc.	18,586	1,098
^,* AMAG Pharmaceuticals Inc.		78,223	1,091
*	Lexicon Pharmaceuticals Inc.	106,602	1,089
*	BioCryst Pharmaceuticals Inc.	213,534	1,085
^,* TG Therapeutics Inc.		124,502	1,071
*	Intellia Therapeutics Inc.	47,344	1,066
^,* Keryx Biopharmaceuticals Inc.		199,417	955
*	PDL BioPharma Inc.	327,629	953
*	CytomX Therapeutics Inc.	45,854	949
*	Progenics Pharmaceuticals Inc.	156,474	904
*	Novavax Inc.	661,077	899
*	Inovio Pharmaceuticals Inc.	193,699	889
*	Karyopharm Therapeutics Inc.	78,294	876
*	Celldex Therapeutics Inc.	291,327	874
*	Cytokinetics Inc.	96,124	827
*	Kura Oncology Inc.	49,445	794
*	Agenus Inc.	197,642	777
*	Achillion Pharmaceuticals Inc.	245,799	767
^,* Corbus Pharmaceuticals Holdings Inc.		98,349	757
^,* Achaogen Inc.		60,402	722
^,* Cara Therapeutics Inc.		57,881	721
*	Aduro Biotech Inc.	75,184	714

^,* Geron Corp.		350,709	698
*	GlycoMimetics Inc.	47,480	670
*	Coherus Biosciences Inc.	73,866	661
*	Atara Biotherapeutics Inc.	41,521	600
*	Natera Inc.	60,058	584
*	Voyager Therapeutics Inc.	38,700	566
^,* Bellicum Pharmaceuticals Inc.		55,233	554
^,* MannKind Corp.		167,223	520
^,* Arrowhead Pharmaceuticals Inc.		145,020	518
*	Jounce Therapeutics Inc.	32,339	510
*	NewLink Genetics Corp.	57,828	507
*	Seres Therapeutics Inc.	44,445	467
*	Ardelyx Inc.	69,868	465
*	Biohaven Pharmaceutical Holding Co. Ltd.	20,053	464
*	uniQure NV	28,607	433
*	Minerva Neurosciences Inc.	68,932	396
*	Axovant Sciences Ltd.	70,608	390
*	G1 Therapeutics Inc.	18,943	389
*	CRISPR Therapeutics AG	17,475	332
^,* Organovo Holdings Inc.		218,447	330
^,* Sorrento Therapeutics Inc.		141,428	318
*	Merrimack Pharmaceuticals Inc.	27,221	315
*	Syros Pharmaceuticals Inc.	19,960	296
*	Immune Design Corp.	70,774	290
*	Otonomy Inc.	53,158	284
^,* NantKwest Inc.		56,240	276
*	Chimerix Inc.	59,251	265
^,* Insys Therapeutics Inc.		48,247	256
*	Ra Pharmaceuticals Inc.	17,324	247
*	Advaxis Inc.	79,445	238
*	OncoMed Pharmaceuticals Inc.	45,922	228
*	Corvus Pharmaceuticals Inc.	18,040	202
*	Mersana Therapeutics Inc.	10,142	193
*	Infinity Pharmaceuticals Inc.	95,380	184
*	Regulus Therapeutics Inc.	183,091	167
*	Trevena Inc.	86,512	144
^,* XBiotech Inc.		34,012	144
*	Versartis Inc.	55,190	108
*	Arbutus Biopharma Corp.	228	1
*	Ophthotech Corp.	228	1
*	OvaScience Inc.	204	—
			1,871,558
Health Care Equipment & Supplies (21.0%)
	Medtronic plc	3,042,252	249,860
	Abbott Laboratories	3,890,680	219,318
	Danaher Corp.	1,400,088	132,112
	Stryker Corp.	753,909	117,610
	Becton Dickinson and Co.	509,593	116,294
*	Intuitive Surgical Inc.	250,472	100,134
*	Boston Scientific Corp.	3,072,694	80,750
	Baxter International Inc.	1,098,088	71,958
*	Edwards Lifesciences Corp.	472,715	55,402
	CR Bard Inc.	162,770	54,681
	Zimmer Biomet Holdings Inc.	452,840	53,028
*	Align Technology Inc.	170,440	44,464
	Dentsply Sirona Inc.	513,693	34,423
*	IDEXX Laboratories Inc.	195,322	30,550

ResMed Inc.	318,318	27,184
Teleflex Inc.	100,807	26,766
Cooper Cos. Inc.	109,370	26,378
* Hologic Inc.	628,422	26,218
* Varian Medical Systems Inc.	205,412	22,955
* ABIOMED Inc.	93,887	18,293
STERIS plc	190,233	17,113
West Pharmaceutical Services Inc.	165,729	16,561
Hill-Rom Holdings Inc.	147,677	12,486
* DexCom Inc.	193,697	11,318
* Masimo Corp.	110,503	9,817
* Insulet Corp.	129,998	9,325
Cantel Medical Corp.	84,028	8,947
* LivaNova plc	91,649	7,990
* ICU Medical Inc.	35,778	7,635
* Neogen Corp.	85,458	7,170
* Integra LifeSciences Holdings Corp.	139,886	6,801
* Haemonetics Corp.	117,660	6,801
* Penumbra Inc.	64,113	6,751
* NuVasive Inc.	113,487	6,547
* Globus Medical Inc.	162,389	6,172
* Wright Medical Group NV	223,076	5,423
* Halyard Health Inc.	104,465	5,071
* Inogen Inc.	39,367	5,068
* Merit Medical Systems Inc.	112,204	4,875
* Nevro Corp.	52,575	3,934
* NxStage Medical Inc.	147,952	3,801
* Varex Imaging Corp.	84,563	3,135
* Integer Holdings Corp.	63,786	3,090
CONMED Corp.	56,452	3,020
* Natus Medical Inc.	74,201	2,972
Abaxis Inc.	50,583	2,465
* Quidel Corp.	63,310	2,405
Analogic Corp.	27,896	2,310
Atrion Corp.	3,331	2,247
* Orthofix International NV	40,824	2,213
* OraSure Technologies Inc.	133,127	2,203
* Novocure Ltd.	99,264	1,911
* Cardiovascular Systems Inc.	74,162	1,859
* Anika Therapeutics Inc.	32,576	1,796
* AxoGen Inc.	63,584	1,698
* K2M Group Holdings Inc.	77,629	1,526
Meridian Bioscience Inc.	94,974	1,429
* Lantheus Holdings Inc.	63,335	1,419
* CryoLife Inc.	66,866	1,361
* AngioDynamics Inc.	78,689	1,352
* AtriCure Inc.	72,907	1,349
Invacare Corp.	73,867	1,296
* Heska Corp.	14,733	1,265
* STAAR Surgical Co.	65,088	1,129
* iRhythm Technologies Inc.	20,155	1,119
* Exactech Inc.	24,022	1,008
* Endologix Inc.	178,447	980
* Cerus Corp.	246,387	973
* Accuray Inc.	186,470	960
* Tactile Systems Technology Inc.	31,484	939
* Glaukos Corp.	34,214	916

^,* Rockwell Medical Inc.		111,785	685
*	GenMark Diagnostics Inc.	114,969	512
*	ViewRay Inc.	46,103	444
*	ConforMIS Inc.	90,265	288
^,* Pulse Biosciences Inc.		10,807	233
*	Wright Medical Group Inc. CVR	14,554	23
			1,732,514
Health Care Providers & Services (19.1%)
	UnitedHealth Group Inc.	2,165,085	494,007
	Anthem Inc.	588,007	138,158
	Aetna Inc.	742,833	133,844
	Cigna Corp.	563,816	119,377
	Humana Inc.	323,625	84,421
*	Express Scripts Holding Co.	1,293,453	84,307
	McKesson Corp.	470,929	69,575
*	HCA Healthcare Inc.	647,325	55,023
	Cardinal Health Inc.	708,389	41,930
*	Centene Corp.	386,403	39,448
*	Laboratory Corp. of America Holdings	227,881	36,067
	AmerisourceBergen Corp. Class A	368,019	31,215
	Quest Diagnostics Inc.	305,338	30,064
*	Henry Schein Inc.	353,938	25,289
	Universal Health Services Inc. Class B	197,751	21,426
*	WellCare Health Plans Inc.	99,627	21,220
*	DaVita Inc.	342,368	20,905
	HealthSouth Corp.	220,988	11,038
*	MEDNAX Inc.	209,544	10,433
	Chemed Corp.	35,795	8,803
*	Envision Healthcare Corp.	270,481	8,636
*	Molina Healthcare Inc.	95,953	7,507
	Patterson Cos. Inc.	193,009	7,054
*	HealthEquity Inc.	114,133	5,920
*	AMN Healthcare Services Inc.	107,619	5,402
*	Acadia Healthcare Co. Inc.	167,493	5,331
*	Magellan Health Inc.	52,967	4,476
*	Brookdale Senior Living Inc.	416,273	4,450
*	LifePoint Health Inc.	89,728	4,289
*	Select Medical Holdings Corp.	237,648	4,194
*	Amedisys Inc.	64,719	3,495
*	Premier Inc. Class A	119,151	3,458
^,* Teladoc Inc.		92,709	3,440
^,* Tenet Healthcare Corp.		224,610	3,167
*	Tivity Health Inc.	79,120	2,912
	Owens & Minor Inc.	136,926	2,621
	Ensign Group Inc.	107,798	2,616
*	LHC Group Inc.	37,018	2,435
	US Physical Therapy Inc.	28,355	2,071
*	PharMerica Corp.	69,642	2,037
*	BioTelemetry Inc.	69,715	2,022
*	Diplomat Pharmacy Inc.	107,099	1,917
*	Almost Family Inc.	26,781	1,591
	National HealthCare Corp.	23,877	1,584
*	Providence Service Corp.	25,867	1,566
*	Triple-S Management Corp. Class B	52,708	1,498
	Kindred Healthcare Inc.	195,118	1,434
*	CorVel Corp.	23,060	1,274
*	Community Health Systems Inc.	258,008	1,174

*	Cross Country Healthcare Inc.	82,097	1,122
*	Capital Senior Living Corp.	55,157	897
*	R1 RCM Inc.	199,018	772
	Aceto Corp.	66,186	702
*	Civitas Solutions Inc.	32,674	636
*	American Renal Associates Holdings Inc.	28,593	414
*	Surgery Partners Inc.	42,516	400
*	Quorum Health Corp.	70,261	330
*	AAC Holdings Inc.	26,183	239
*	Genesis Healthcare Inc.	96,277	66
			1,581,699
Health Care Technology (1.3%)
*	Cerner Corp.	668,126	47,230
*	Veeva Systems Inc. Class A	243,537	14,663
*	athenahealth Inc.	89,513	11,895
*	Medidata Solutions Inc.	130,818	8,718
*	Allscripts Healthcare Solutions Inc.	384,072	5,492
*	Omnicell Inc.	83,648	4,383
*	HMS Holdings Corp.	188,310	3,113
*	Cotiviti Holdings Inc.	92,606	3,026
^,* Inovalon Holdings Inc. Class A		127,870	2,033
*	Vocera Communications Inc.	58,641	1,718
^,* Evolent Health Inc. Class A		133,693	1,718
*	Quality Systems Inc.	107,118	1,546
*	HealthStream Inc.	60,771	1,445
	Computer Programs & Systems Inc.	26,333	798
*	Tabula Rasa HealthCare Inc.	21,314	740
*	Castlight Health Inc. Class B	151,191	590
			109,108
Life Sciences Tools & Services (5.9%)
	Thermo Fisher Scientific Inc.	896,264	172,764
*	Illumina Inc.	326,963	75,211
	Agilent Technologies Inc.	719,315	49,805
*	Mettler-Toledo International Inc.	57,451	36,149
*	Waters Corp.	178,810	35,256
*	IQVIA Holdings Inc.	315,199	32,153
	PerkinElmer Inc.	246,974	18,197
*	Bio-Rad Laboratories Inc. Class A	46,727	12,677
	Bio-Techne Corp.	83,534	11,256
*	Charles River Laboratories International Inc.	106,461	11,093
*	PRA Health Sciences Inc.	112,174	9,240
	Bruker Corp.	248,114	8,729
*	INC Research Holdings Inc. Class A	127,326	4,876
*	Cambrex Corp.	73,431	3,587
^,* Accelerate Diagnostics Inc.		74,338	2,197
	Luminex Corp.	89,077	1,903
*	NeoGenomics Inc.	132,424	1,224
*	Pacific Biosciences of California Inc.	232,874	743
*	Medpace Holdings Inc.	17,946	598
			487,658
Pharmaceuticals (30.1%)
	Johnson & Johnson	6,010,289	837,414
	Pfizer Inc.	13,317,863	482,906
	Merck & Co. Inc.	6,107,380	337,555
	Bristol-Myers Squibb Co.	3,672,277	232,051
	Eli Lilly & Co.	2,218,938	187,811

	Allergan plc	748,662	130,140
	Zoetis Inc.	1,095,341	79,182
*	Mylan NV	1,020,365	37,274
	Perrigo Co. plc	287,273	25,053
*	Nektar Therapeutics Class A	350,029	18,898
*	Jazz Pharmaceuticals plc	134,623	18,812
*	Catalent Inc.	295,058	11,740
*	Akorn Inc.	209,429	6,817
*	Prestige Brands Holdings Inc.	119,125	5,384
*	Horizon Pharma plc	366,136	5,265
*	Mallinckrodt plc	217,524	4,746
*	Medicines Co.	162,693	4,718
*	Aerie Pharmaceuticals Inc.	69,195	4,446
*	Supernus Pharmaceuticals Inc.	113,180	4,278
*	Pacira Pharmaceuticals Inc.	90,370	4,175
*	Corcept Therapeutics Inc.	189,689	3,403
*	Endo International plc	450,878	3,309
*	Theravance Biopharma Inc.	96,565	2,747
*	Impax Laboratories Inc.	157,099	2,616
*	Zogenix Inc.	66,887	2,599
^,* TherapeuticsMD Inc.		390,375	2,459
*	Innoviva Inc.	171,891	2,255
^,* Omeros Corp.		101,786	2,112
*	Assembly Biosciences Inc.	37,252	1,859
*	Intersect ENT Inc.	58,841	1,798
*	Dermira Inc.	70,098	1,795
*	MyoKardia Inc.	47,083	1,730
^,* Lannett Co. Inc.		62,883	1,663
*	Amphastar Pharmaceuticals Inc.	83,359	1,633
	Phibro Animal Health Corp. Class A	43,270	1,502
*	Intra-Cellular Therapies Inc. Class A	94,767	1,469
*	Revance Therapeutics Inc.	48,341	1,342
*	ANI Pharmaceuticals Inc.	18,409	1,309
*	Aclaris Therapeutics Inc.	54,187	1,285
*	WaVe Life Sciences Ltd.	25,493	948
*	Depomed Inc.	127,948	878
*	Cymabay Therapeutics Inc.	92,792	804
^,* Collegium Pharmaceutical Inc.		43,064	743
*	Sucampo Pharmaceuticals Inc. Class A	57,709	733
*	Reata Pharmaceuticals Inc. Class A	27,215	691
*	Aratana Therapeutics Inc.	80,016	468
*	Melinta Therapeutics Inc.	22,747	387
*	Teligent Inc.	93,498	376
*	Dova Pharmaceuticals Inc.	11,452	342
*	Clearside Biomedical Inc.	40,349	287
*	Corium International Inc.	19,952	235
*	Ocular Therapeutix Inc.	46,650	192
*	BioDelivery Sciences International Inc.	330	1
			2,484,635
Other (0.0%)1
*,2 Dyax Corp. CVR Exp. 12/31/2019		299,743	600
*,2 Durata Therapeutics Inc. CVR Exp. 12/31/2018		48	—
*,2 Clinical Data CVR		8,685	—
			600
Total Common Stocks (Cost $6,785,752)			8,267,772

	Coupon
Temporary Cash Investment (0.2%)
3,4 Vanguard Market Liquidity Fund (Cost $17,087)	1.309%	170,869	17,089
Total Investments (100.2%) (Cost $6,802,839)			8,284,861
Other Assets and Liabilities-Net (-0.2%)4			(19,430)
Net Assets (100%)			8,265,431

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,020,000.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $17,084,000 of collateral received for securities on loan.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,267,172	—	600
Temporary Cash Investments	17,089	—	—
Total	8,284,261	—	600

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may

Health Care Index Fund

seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2017.

D. At November 30, 2017, the cost of investment securities for tax purposes was $6,802,954,000. Net unrealized appreciation of investment securities for tax purposes was $1,481,907,000, consisting of unrealized gains of $1,899,777,000 on securities that had risen in value since their purchase and $417,870,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Aerospace & Defense (21.7%)
	Boeing Co.	716,901	198,438
	United Technologies Corp.	968,799	117,661
	Lockheed Martin Corp.	330,909	105,600
	Raytheon Co.	370,560	70,833
	General Dynamics Corp.	324,974	67,322
	Northrop Grumman Corp.	211,221	64,929
	Rockwell Collins Inc.	207,519	27,457
	L3 Technologies Inc.	99,939	19,847
	Textron Inc.	338,241	18,843
	TransDigm Group Inc.	66,241	18,799
	Huntington Ingalls Industries Inc.	57,942	14,003
	Spirit AeroSystems Holdings Inc. Class A	150,982	12,720
	Arconic Inc.	507,137	12,481
	Orbital ATK Inc.	73,527	9,701
*	Teledyne Technologies Inc.	42,834	7,977
	BWX Technologies Inc.	114,363	7,142
	Hexcel Corp.	114,561	7,103
	Curtiss-Wright Corp.	53,506	6,645
	HEICO Corp. Class A	61,411	4,661
*	KLX Inc.	65,619	3,682
*	Moog Inc. Class A	41,217	3,467
*	Mercury Systems Inc.	61,449	3,207
	HEICO Corp.	34,653	3,131
*	Aerojet Rocketdyne Holdings Inc.	81,457	2,565
*	Esterline Technologies Corp.	34,424	2,439
	Cubic Corp.	33,041	2,047
	Triumph Group Inc.	63,049	1,948
	AAR Corp.	41,855	1,740
*,^ Axon Enterprise Inc.		67,279	1,674
*	Aerovironment Inc.	27,380	1,248
*	Kratos Defense & Security Solutions Inc.	109,868	1,146
*	Astronics Corp.	22,882	949
*	Engility Holdings Inc.	26,007	759
	National Presto Industries Inc.	6,222	645
*	Wesco Aircraft Holdings Inc.	69,672	516
*	KeyW Holding Corp.	56,068	308
*	Astronics Corp. Class B	5,016	209
			823,842
Air Freight & Logistics (6.1%)
	United Parcel Service Inc. Class B	879,354	106,797
	FedEx Corp.	325,361	75,308
	CH Robinson Worldwide Inc.	179,062	15,516
	Expeditors International of Washington Inc.	230,632	14,940
*	XPO Logistics Inc.	150,363	11,883
	Forward Air Corp.	38,956	2,217
*	Hub Group Inc. Class A	43,052	2,058
*	Atlas Air Worldwide Holdings Inc.	32,244	1,862
*	Air Transport Services Group Inc.	71,671	1,738

* Echo Global Logistics Inc.	32,769	885
		233,204
Airlines (4.8%)
Delta Air Lines Inc.	924,366	48,917
Southwest Airlines Co.	764,218	46,365
American Airlines Group Inc.	559,747	28,262
* United Continental Holdings Inc.	388,604	24,606
Alaska Air Group Inc.	157,624	10,903
* JetBlue Airways Corp.	419,691	9,011
* Spirit Airlines Inc.	88,523	3,774
SkyWest Inc.	66,008	3,436
Hawaiian Holdings Inc.	68,346	2,949
Allegiant Travel Co. Class A	16,404	2,493
		180,716
Building Products (4.4%)
Johnson Controls International plc	1,190,440	44,808
Masco Corp.	406,541	17,445
Fortune Brands Home & Security Inc.	196,795	13,465
Owens Corning	141,886	12,536
AO Smith Corp.	186,841	11,849
Allegion plc	121,205	10,198
Lennox International Inc.	48,443	10,160
* USG Corp.	118,946	4,521
* Trex Co. Inc.	37,585	4,426
* JELD-WEN Holding Inc.	87,371	3,417
Simpson Manufacturing Co. Inc.	51,273	3,075
Universal Forest Products Inc.	78,177	3,061
* Armstrong World Industries Inc.	50,616	3,034
* Builders FirstSource Inc.	143,737	2,932
* Masonite International Corp.	37,700	2,777
* Patrick Industries Inc.	20,372	2,062
AAON Inc.	53,699	1,957
* American Woodmark Corp.	18,735	1,866
Apogee Enterprises Inc.	36,767	1,839
* Continental Building Products Inc.	49,025	1,368
* Gibraltar Industries Inc.	38,133	1,255
Advanced Drainage Systems Inc.	49,315	1,169
* PGT Innovations Inc.	63,146	1,032
* CSW Industrials Inc.	20,595	991
Griffon Corp.	39,621	925
* NCI Building Systems Inc.	54,436	909
Quanex Building Products Corp.	39,483	865
Insteel Industries Inc.	22,799	628
* Ply Gem Holdings Inc.	30,887	550
* Armstrong Flooring Inc.	25,898	454
		165,574
Commercial Services & Supplies (5.6%)
Waste Management Inc.	561,809	46,209
Waste Connections Inc.	336,503	23,162
Republic Services Inc. Class A	301,197	19,560
Cintas Corp.	114,361	18,005
* Copart Inc.	264,523	11,417
KAR Auction Services Inc.	175,278	8,829
* Stericycle Inc.	108,898	7,221
Rollins Inc.	125,327	5,809
Healthcare Services Group Inc.	93,372	4,849
Brink's Co.	57,987	4,688

Deluxe Corp.	61,702	4,387
MSA Safety Inc.	43,856	3,772
* Clean Harbors Inc.	69,284	3,732
Tetra Tech Inc.	72,161	3,608
UniFirst Corp.	19,678	3,217
ABM Industries Inc.	70,990	3,038
Herman Miller Inc.	76,471	2,734
Pitney Bowes Inc.	238,217	2,542
Brady Corp. Class A	60,973	2,384
Matthews International Corp. Class A	40,950	2,320
Covanta Holding Corp.	151,084	2,296
Mobile Mini Inc.	56,475	2,027
HNI Corp.	56,217	1,968
Interface Inc. Class A	78,552	1,960
* ACCO Brands Corp.	139,145	1,830
Steelcase Inc. Class A	111,198	1,690
* Advanced Disposal Services Inc.	67,676	1,579
Viad Corp.	25,963	1,495
US Ecology Inc.	27,983	1,440
Multi-Color Corp.	18,489	1,414
McGrath RentCorp	29,168	1,394
Knoll Inc.	62,966	1,371
* SP Plus Corp.	28,582	1,120
* Casella Waste Systems Inc. Class A	49,761	1,061
Quad/Graphics Inc.	39,030	879
Kimball International Inc. Class B	47,168	875
RR Donnelley & Sons Co.	88,953	835
LSC Communications Inc.	44,524	728
Ennis Inc.	32,433	686
* InnerWorkings Inc.	62,599	679
* Team Inc.	38,773	533
VSE Corp.	11,075	529
Essendant Inc.	47,725	449
* Civeo Corp.	159,551	333
CECO Environmental Corp.	37,136	201
		210,855
Construction & Engineering (1.8%)
Jacobs Engineering Group Inc.	153,527	10,076
Fluor Corp.	178,874	8,659
* AECOM	199,973	7,499
* Quanta Services Inc.	194,570	7,374
EMCOR Group Inc.	75,514	6,099
Valmont Industries Inc.	28,872	4,989
* Dycom Industries Inc.	39,737	4,267
* MasTec Inc.	84,478	3,789
Granite Construction Inc.	51,099	3,391
KBR Inc.	178,490	3,347
^ Chicago Bridge & Iron Co. NV	129,098	2,107
Comfort Systems USA Inc.	47,561	2,043
Primoris Services Corp.	52,665	1,474
* Tutor Perini Corp.	50,616	1,275
* Aegion Corp. Class A	42,124	1,164
Argan Inc.	18,895	1,115
* MYR Group Inc.	20,801	740
* NV5 Global Inc.	10,294	571
		69,979

Electrical Equipment (5.3%)
	Emerson Electric Co.	817,110	52,965
	Eaton Corp. plc	567,911	44,172
	Rockwell Automation Inc.	163,923	31,650
	AMETEK Inc.	294,857	21,433
*	Sensata Technologies Holding NV	218,499	10,914
	Acuity Brands Inc.	53,710	9,207
	Hubbell Inc. Class B	66,311	8,341
	Regal Beloit Corp.	56,907	4,379
*	Generac Holdings Inc.	79,307	3,900
	EnerSys	55,364	3,825
	AZZ Inc.	33,169	1,595
	General Cable Corp.	64,232	1,381
	Encore Wire Corp.	26,413	1,231
*	Thermon Group Holdings Inc.	41,166	958
*	Atkore International Group Inc.	40,888	870
*,^ Plug Power Inc.		283,956	673
*,^ Sunrun Inc.		90,972	510
*	Vicor Corp.	22,589	509
	Powell Industries Inc.	10,881	305
*	Babcock & Wilcox Enterprises Inc.	62,049	292
*	TPI Composites Inc.	8,822	167
*	Vivint Solar Inc.	36,517	130
			199,407
Industrial Conglomerates (15.2%)
	General Electric Co.	11,053,546	202,169
	3M Co.	761,889	185,246
	Honeywell International Inc.	922,464	143,867
	Roper Technologies Inc.	130,535	34,880
	Carlisle Cos. Inc.	80,609	9,268
	Raven Industries Inc.	46,070	1,760
			577,190
Machinery (19.2%)
	Caterpillar Inc.	754,492	106,497
	Illinois Tool Works Inc.	395,436	66,928
	Deere & Co.	348,668	52,251
	Cummins Inc.	203,350	34,041
	Stanley Black & Decker Inc.	195,582	33,177
	Parker-Hannifin Corp.	170,016	31,876
	PACCAR Inc.	448,635	31,553
	Fortive Corp.	398,970	29,783
	Ingersoll-Rand plc	323,982	28,387
	Dover Corp.	198,885	19,433
	Xylem Inc.	229,138	15,888
	Pentair plc	219,996	15,655
	IDEX Corp.	97,524	13,221
	Snap-on Inc.	73,479	12,450
*	WABCO Holdings Inc.	65,014	9,716
	Graco Inc.	71,455	9,403
*	Middleby Corp.	73,522	9,376
	Toro Co.	137,708	8,985
	Oshkosh Corp.	95,486	8,598
	Nordson Corp.	66,257	8,505
	Wabtec Corp.	110,481	8,496
	Donaldson Co. Inc.	158,906	7,929
	Flowserve Corp.	166,664	7,097
	Allison Transmission Holdings Inc.	170,898	7,014

	Lincoln Electric Holdings Inc.	75,691	6,898
	Trinity Industries Inc.	173,800	6,196
	ITT Inc.	112,292	6,086
	AGCO Corp.	81,424	5,763
	Woodward Inc.	70,493	5,453
	Terex Corp.	114,069	5,334
	Crane Co.	60,854	5,195
	John Bean Technologies Corp.	40,352	4,832
	Kennametal Inc.	102,899	4,797
	Timken Co.	89,398	4,461
*	Colfax Corp.	118,016	4,397
	Barnes Group Inc.	65,203	4,321
*	RBC Bearings Inc.	30,943	4,129
*	Welbilt Inc.	168,626	3,784
	Hillenbrand Inc.	80,598	3,671
*	Rexnord Corp.	132,386	3,299
*	Gardner Denver Holdings Inc.	100,112	3,245
*	Proto Labs Inc.	32,199	3,098
*	Meritor Inc.	107,365	2,682
	Mueller Industries Inc.	69,860	2,543
	Mueller Water Products Inc. Class A	202,365	2,528
	Watts Water Technologies Inc. Class A	33,710	2,508
*	SPX FLOW Inc.	54,034	2,419
	Albany International Corp.	36,918	2,389
	EnPro Industries Inc.	27,155	2,345
	Franklin Electric Co. Inc.	50,287	2,328
*	Navistar International Corp.	56,360	2,294
	ESCO Technologies Inc.	32,945	2,153
	Actuant Corp. Class A	76,086	2,009
	Sun Hydraulics Corp.	31,075	1,885
*	Harsco Corp.	102,621	1,852
^	Greenbrier Cos. Inc.	36,690	1,835
	Altra Industrial Motion Corp.	37,449	1,820
*	Chart Industries Inc.	37,105	1,806
	Standex International Corp.	16,378	1,752
*	SPX Corp.	53,991	1,722
*	Manitowoc Co. Inc.	42,722	1,717
	Federal Signal Corp.	76,191	1,638
*	Milacron Holdings Corp.	88,369	1,558
	Wabash National Corp.	75,304	1,517
*	TriMas Corp.	58,350	1,511
	Alamo Group Inc.	12,742	1,503
	Tennant Co.	22,756	1,497
	Kadant Inc.	14,038	1,436
	Astec Industries Inc.	24,945	1,381
	Briggs & Stratton Corp.	54,394	1,354
	Lindsay Corp.	13,803	1,295
*	Lydall Inc.	21,907	1,206
	Douglas Dynamics Inc.	28,826	1,175
	Columbus McKinnon Corp.	26,232	1,048
	REV Group Inc.	36,869	1,007
	Global Brass & Copper Holdings Inc.	27,952	967
	NN Inc.	33,675	941
	Hyster-Yale Materials Handling Inc.	10,357	879
	CIRCOR International Inc.	17,967	870
	Titan International Inc.	64,755	775
	Gorman-Rupp Co.	23,172	763
*,^ Energy Recovery Inc.		44,352	498

	Park-Ohio Holdings Corp.	10,323	480
^	American Railcar Industries Inc.	9,691	393
*	Blue Bird Corp.	9,298	181
			727,678
Marine (0.2%)
*	Kirby Corp.	69,032	4,646
	Matson Inc.	55,081	1,607
*	Genco Shipping & Trading Ltd.	10,996	125
			6,378
Professional Services (3.8%)
*	IHS Markit Ltd.	509,954	22,754
*	Verisk Analytics Inc. Class A	199,745	19,259
	Equifax Inc.	153,603	17,529
	Nielsen Holdings plc	455,010	16,708
	ManpowerGroup Inc.	85,155	10,977
*	TransUnion	197,660	10,974
	Robert Half International Inc.	161,015	9,184
	Dun & Bradstreet Corp.	47,135	5,803
*	On Assignment Inc.	64,248	4,109
*	WageWorks Inc.	50,560	3,244
	Korn/Ferry International	70,091	3,073
	Insperity Inc.	23,941	2,823
	Exponent Inc.	32,913	2,485
*	TriNet Group Inc.	53,125	2,378
*	FTI Consulting Inc.	50,456	2,170
*	TrueBlue Inc.	53,596	1,525
*	ICF International Inc.	23,906	1,292
	Kelly Services Inc. Class A	40,557	1,182
*	Huron Consulting Group Inc.	28,084	1,149
*	Navigant Consulting Inc.	59,628	1,144
*	CBIZ Inc.	66,390	979
	Kforce Inc.	30,703	798
	RPX Corp.	56,849	750
	Heidrick & Struggles International Inc.	23,971	599
	Resources Connection Inc.	36,035	578
	Forrester Research Inc.	11,295	525
*	Mistras Group Inc.	21,845	501
*	GP Strategies Corp.	16,254	374
			144,866
Road & Rail (8.6%)
	Union Pacific Corp.	1,021,847	129,264
	CSX Corp.	1,166,022	65,006
	Norfolk Southern Corp.	367,921	51,005
	Kansas City Southern	134,521	15,085
	JB Hunt Transport Services Inc.	111,714	12,416
	Old Dominion Freight Line Inc.	78,842	10,189
	Knight-Swift Transportation Holdings Inc.	169,895	7,251
*	Genesee & Wyoming Inc. Class A	78,570	6,193
	Ryder System Inc.	67,608	5,576
	Landstar System Inc.	53,597	5,531
*	Avis Budget Group Inc.	94,920	3,616
	AMERCO	8,758	3,246
	Werner Enterprises Inc.	59,972	2,291
*	Saia Inc.	32,627	2,147
	Heartland Express Inc.	58,463	1,335
*,^ Hertz Global Holdings Inc.		63,830	1,210
	ArcBest Corp.	31,200	1,181

	Marten Transport Ltd.		51,761	1,043
*	YRC Worldwide Inc.		42,604	525
*	Daseke Inc.		34,020	432
*	Roadrunner Transportation Systems Inc.		39,351	337
				324,879
Trading Companies & Distributors (3.2%)
	Fastenal Co.		367,962	19,277
*	United Rentals Inc.		107,912	17,210
	WW Grainger Inc.		69,934	15,477
*	HD Supply Holdings Inc.		258,607	9,563
	Watsco Inc.		38,817	6,502
*	Beacon Roofing Supply Inc.		85,153	5,457
	Air Lease Corp. Class A		125,232	5,422
	MSC Industrial Direct Co. Inc. Class A		57,618	5,190
*	WESCO International Inc.		61,215	4,013
*	Univar Inc.		134,614	3,966
*	SiteOne Landscape Supply Inc.		50,614	3,785
	Applied Industrial Technologies Inc.		49,927	3,193
	Triton International Ltd.		76,680	3,034
	GATX Corp.		46,913	2,963
*	Rush Enterprises Inc. Class A		39,746	1,936
*	MRC Global Inc.		120,059	1,886
	Kaman Corp.		30,262	1,805
*	BMC Stock Holdings Inc.		77,172	1,783
	Aircastle Ltd.		70,711	1,732
*	Herc Holdings Inc.		27,018	1,599
	H&E Equipment Services Inc.		40,660	1,512
*	NOW Inc.		136,814	1,412
*	GMS Inc.		36,638	1,367
*	DXP Enterprises Inc.		21,003	584
*	Veritiv Corp.		15,204	414
*	Foundation Building Materials Inc.		24,637	375
*	Nexeo Solutions Inc.		34,707	275
*	Rush Enterprises Inc. Class B		5,702	262
				121,994
Transportation Infrastructure (0.2%)
	Macquarie Infrastructure Corp.		100,216	6,693
Total Common Stocks (Cost $3,030,093)				3,793,255

		Coupon
Temporary Cash Investment (0.1%)
1,2	Vanguard Market Liquidity Fund (Cost $3,357)	1.309%	33,568	3,357
Total Investments (100.2%) (Cost $3,033,450)				3,796,612
Other Assets and Liabilities-Net (-0.2%)2				(6,036)
Net Assets (100%)				3,790,576

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,215,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $3,357,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At November 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2017.

D. At November 30, 2017, the cost of investment securities for tax purposes was $3,033,609,000. Net unrealized appreciation of investment securities for tax purposes was $763,003,000, consisting of unrealized gains of $922,474,000 on securities that had risen in value since their purchase and $159,471,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Communications Equipment (5.0%)
	Cisco Systems Inc.	14,168,091	528,470
	Harris Corp.	339,338	49,034
	Motorola Solutions Inc.	460,840	43,370
*	Palo Alto Networks Inc.	260,177	37,921
*	Arista Networks Inc.	133,594	31,143
	Juniper Networks Inc.	1,077,561	29,913
*	F5 Networks Inc.	180,201	24,183
*	CommScope Holding Co. Inc.	549,239	19,767
*	ARRIS International plc	507,073	15,197
*,^ ViaSat Inc.		155,534	11,547
*	Lumentum Holdings Inc.	174,723	9,444
*	Ciena Corp.	402,653	8,758
*	EchoStar Corp. Class A	136,286	8,157
	InterDigital Inc.	98,412	7,489
*	NetScout Systems Inc.	241,031	7,484
*	Finisar Corp.	322,664	6,456
*	Viavi Solutions Inc.	642,121	6,017
*,^ Ubiquiti Networks Inc.		79,620	5,321
	Plantronics Inc.	95,989	5,022
*	NETGEAR Inc.	89,550	4,612
*	Extreme Networks Inc.	314,999	4,048
*	Oclaro Inc.	480,545	3,421
	ADTRAN Inc.	137,183	3,169
*	Infinera Corp.	420,143	3,042
*	CalAmp Corp.	101,780	2,326
*,^ Applied Optoelectronics Inc.		50,223	2,193
*	Mitel Networks Corp.	263,176	2,058
*,^ Acacia Communications Inc.		49,704	1,922
	Comtech Telecommunications Corp.	68,051	1,475
*,^ Ribbon Communications Inc.		150,258	1,167
*	Harmonic Inc.	220,490	926
*	Calix Inc.	125,756	830
*	Quantenna Communications Inc.	37,452	458
			886,340
Electronic Equipment, Instruments & Components (4.1%)
	TE Connectivity Ltd.	1,001,339	94,566
	Corning Inc.	2,559,296	82,896
	Amphenol Corp. Class A	865,460	78,402
	Cognex Corp.	245,304	33,992
	CDW Corp.	438,824	30,722
*	Trimble Inc.	717,267	30,118
*	Flex Ltd.	1,508,465	27,258
*	IPG Photonics Corp.	106,975	24,495
*	Keysight Technologies Inc.	525,204	22,846
	Universal Display Corp.	120,287	21,772
*	Coherent Inc.	69,908	20,410
*	Arrow Electronics Inc.	250,099	20,190
	FLIR Systems Inc.	388,010	18,073

*	Zebra Technologies Corp.	150,114	16,561
	National Instruments Corp.	332,789	14,626
	Avnet Inc.	348,707	14,440
	Jabil Inc.	457,040	13,186
	Littelfuse Inc.	64,464	13,080
	SYNNEX Corp.	85,183	11,602
*	Tech Data Corp.	108,203	10,463
	Dolby Laboratories Inc. Class A	164,766	10,245
	Belden Inc.	119,916	10,156
	Vishay Intertechnology Inc.	380,744	8,338
*	Rogers Corp.	51,233	8,254
*	II-VI Inc.	161,804	7,670
*	Sanmina Corp.	215,803	7,337
*	Itron Inc.	99,244	6,396
*	Anixter International Inc.	84,263	6,025
*	Plexus Corp.	96,049	6,004
*	VeriFone Systems Inc.	316,475	5,488
	Methode Electronics Inc.	99,082	4,667
*	Novanta Inc.	92,446	4,447
*	OSI Systems Inc.	50,612	4,386
*	Benchmark Electronics Inc.	141,368	4,312
*	TTM Technologies Inc.	248,225	4,054
*	Knowles Corp.	251,846	3,977
*	Insight Enterprises Inc.	100,581	3,923
	Badger Meter Inc.	83,553	3,877
*	Fabrinet	107,418	3,428
*	ePlus Inc.	40,076	3,254
*	Fitbit Inc. Class A	472,953	3,244
	MTS Systems Corp.	46,806	2,616
	AVX Corp.	141,030	2,558
*	ScanSource Inc.	70,521	2,539
*	FARO Technologies Inc.	46,646	2,440
	CTS Corp.	87,119	2,374
*	KEMET Corp.	143,146	2,207
*	Kimball Electronics Inc.	78,272	1,632
	Systemax Inc.	41,861	1,277
	Mesa Laboratories Inc.	9,299	1,251
	Park Electrochemical Corp.	54,780	1,046
	Daktronics Inc.	102,331	980
	PC Connection Inc.	33,865	928
			741,028
Internet Software & Services (19.4%)
*	Facebook Inc. Class A	6,716,476	1,190,025
*	Alphabet Inc. Class C	886,786	905,772
*	Alphabet Inc. Class A	844,532	875,079
*	eBay Inc.	2,881,195	99,891
*	Twitter Inc.	1,777,240	36,576
	MercadoLibre Inc.	119,184	32,792
*	CoStar Group Inc.	101,452	30,940
*	VeriSign Inc.	254,800	29,327
*	Akamai Technologies Inc.	485,679	27,091
*	IAC/InterActiveCorp	209,674	26,685
	LogMeIn Inc.	149,565	17,798
*	GrubHub Inc.	233,383	15,767
*	GoDaddy Inc. Class A	320,120	15,574
*,^ Zillow Group Inc.		301,233	12,363
	j2 Global Inc.	137,677	10,389

*	Yelp Inc. Class A	220,269	9,813
*	2U Inc.	146,639	9,400
^	Cimpress NV	66,152	8,057
*	Stamps.com Inc.	45,995	7,746
*	Envestnet Inc.	125,456	6,166
*	Box Inc.	284,409	5,981
*	Nutanix Inc.	181,894	5,966
*	Zillow Group Inc. Class A	142,432	5,848
*	Cornerstone OnDemand Inc.	146,323	5,410
*	New Relic Inc.	91,711	5,161
*,^ Cars.com Inc.		195,336	4,735
*,^ Twilio Inc. Class A		170,702	4,551
*,^ Trade Desk Inc. Class A		81,676	4,014
*	Etsy Inc.	231,600	3,812
*	Q2 Holdings Inc.	86,154	3,606
*	GTT Communications Inc.	87,293	3,531
*	Pandora Media Inc.	690,901	3,455
*	Match Group Inc.	111,440	3,276
	NIC Inc.	180,881	3,003
*	Five9 Inc.	121,889	2,987
*,^ MINDBODY Inc. Class A		82,413	2,687
*	Coupa Software Inc.	75,143	2,662
*	Web.com Group Inc.	115,164	2,649
*	TrueCar Inc.	209,392	2,552
*	Hortonworks Inc.	133,102	2,530
*	Blucora Inc.	121,023	2,487
*	SPS Commerce Inc.	48,529	2,449
*	Quotient Technology Inc.	201,480	2,398
*	Shutterstock Inc.	53,288	2,264
*	Alarm.com Holdings Inc.	46,552	1,908
*	CommerceHub Inc.	83,796	1,798
*	Endurance International Group Holdings Inc.	186,964	1,748
*,^ Gogo Inc.		154,898	1,705
*	LivePerson Inc.	137,720	1,529
*	Apptio Inc. Class A	62,429	1,393
*,^ Tucows Inc. Class A		21,550	1,366
*	XO Group Inc.	69,356	1,341
*	Actua Corp.	84,214	1,305
*	Yext Inc.	89,288	1,278
*	Instructure Inc.	36,158	1,256
*	Cision Ltd.	102,312	1,197
*	Bazaarvoice Inc.	216,551	1,180
*	Benefitfocus Inc.	42,328	1,147
*	Appfolio Inc.	26,579	1,147
*	CommerceHub Inc. Class A	38,803	887
*	Internap Corp.	27,350	487
*	Veritone Inc.	18,017	432
*	Meet Group Inc.	165,593	421
*	DHI Group Inc.	124,339	230
*	ANGI Homeservices Inc. Class A	230	3
			3,479,023
IT Services (17.1%)
	Visa Inc. Class A	5,183,704	583,633
	Mastercard Inc. Class A	2,675,651	402,605
	International Business Machines Corp.	2,508,697	386,264
	Accenture plc Class A	1,751,129	259,185
*	PayPal Holdings Inc.	3,236,644	245,111

Automatic Data Processing Inc.	1,259,167	144,124
Cognizant Technology Solutions Corp. Class A	1,673,487	120,960
Fidelity National Information Services Inc.	941,997	88,859
* Fiserv Inc.	596,378	78,394
DXC Technology Co.	806,789	77,565
Paychex Inc.	916,495	61,689
* FleetCor Technologies Inc.	260,277	47,337
Global Payments Inc.	432,047	43,447
Total System Services Inc.	470,446	34,982
* Vantiv Inc. Class A	459,124	34,434
Alliance Data Systems Corp.	141,490	33,854
* Gartner Inc.	256,674	31,029
Broadridge Financial Solutions Inc.	329,976	29,784
* Square Inc.	713,586	27,987
Leidos Holdings Inc.	407,771	25,922
Western Union Co.	1,314,771	25,888
Jack Henry & Associates Inc.	219,378	25,299
* First Data Corp. Class A	1,251,869	20,593
Booz Allen Hamilton Holding Corp. Class A	419,761	16,241
* Black Knight Inc.	326,120	14,643
* EPAM Systems Inc.	141,440	14,348
* WEX Inc.	109,589	14,106
* Teradata Corp.	357,454	13,587
CSRA Inc.	465,482	13,466
* Euronet Worldwide Inc.	142,200	12,990
MAXIMUS Inc.	184,588	12,751
Sabre Corp.	593,527	11,817
DST Systems Inc.	171,636	10,741
* CoreLogic Inc.	238,873	10,417
* CACI International Inc. Class A	69,824	9,213
Science Applications International Corp.	123,648	9,175
* Conduent Inc.	507,553	7,745
Convergys Corp.	265,872	6,562
* Acxiom Corp.	225,758	6,152
* ExlService Holdings Inc.	96,208	5,905
* Blackhawk Network Holdings Inc.	152,552	5,606
Travelport Worldwide Ltd.	355,541	4,761
CSG Systems International Inc.	96,661	4,436
ManTech International Corp. Class A	72,432	3,693
* Virtusa Corp.	78,754	3,650
* Sykes Enterprises Inc.	107,583	3,423
EVERTEC Inc.	178,163	2,476
* Cardtronics plc Class A	128,682	2,410
* Syntel Inc.	93,391	2,392
Cass Information Systems Inc.	32,129	2,188
* Perficient Inc.	101,734	1,970
TeleTech Holdings Inc.	45,815	1,855
* Net 1 UEPS Technologies Inc.	160,218	1,778
* Everi Holdings Inc.	193,135	1,574
* Presidio Inc.	90,320	1,395
* MoneyGram International Inc.	88,774	1,264
Hackett Group Inc.	68,042	1,111
* Unisys Corp.	139,578	1,082
		3,065,868
Semiconductors & Semiconductor Equipment (16.3%)
Intel Corp.	13,315,097	597,049
NVIDIA Corp.	1,700,126	341,232

	Broadcom Ltd.	1,152,090	320,212
	QUALCOMM Inc.	4,182,556	277,471
	Texas Instruments Inc.	2,805,311	272,929
	Applied Materials Inc.	3,022,018	159,472
*	Micron Technology Inc.	2,998,926	127,125
	Analog Devices Inc.	1,041,767	89,707
	Lam Research Corp.	460,325	88,534
	Microchip Technology Inc.	659,466	57,367
	Skyworks Solutions Inc.	520,610	54,529
	Xilinx Inc.	704,359	48,960
	KLA-Tencor Corp.	444,379	45,433
	Maxim Integrated Products Inc.	799,159	41,820
*	Qorvo Inc.	360,540	27,610
	Marvell Technology Group Ltd.	1,142,808	25,530
*,^ Advanced Micro Devices Inc.		2,287,165	24,907
*	ON Semiconductor Corp.	1,195,329	24,002
	Teradyne Inc.	560,487	22,683
*	Microsemi Corp.	327,506	17,309
*	Cavium Inc.	194,843	16,655
	Cypress Semiconductor Corp.	942,124	15,083
	MKS Instruments Inc.	153,557	14,480
*	First Solar Inc.	222,786	13,835
	Monolithic Power Systems Inc.	111,321	13,175
	Entegris Inc.	403,151	12,216
	Versum Materials Inc.	309,142	11,871
*	Integrated Device Technology Inc.	379,328	11,414
*	Silicon Laboratories Inc.	120,597	10,986
*	Cirrus Logic Inc.	182,307	10,071
*	Cree Inc.	275,565	9,794
*	Advanced Energy Industries Inc.	113,110	8,480
*,^ Mellanox Technologies Ltd.		127,302	7,524
	Cabot Microelectronics Corp.	71,713	6,907
	Power Integrations Inc.	84,381	6,624
*	Semtech Corp.	188,160	6,407
*	Ambarella Inc.	94,878	5,149
*	Kulicke & Soffa Industries Inc.	202,387	5,025
*	MaxLinear Inc.	186,149	4,916
	Brooks Automation Inc.	197,443	4,914
*	Rambus Inc.	309,610	4,582
*,^ Inphi Corp.		108,159	4,442
*	MACOM Technology Solutions Holdings Inc.	118,542	3,863
*	Synaptics Inc.	97,655	3,686
*	FormFactor Inc.	203,233	3,333
*	Amkor Technology Inc.	306,675	3,242
*	Diodes Inc.	109,701	3,214
*	CEVA Inc.	61,146	2,904
*	Axcelis Technologies Inc.	88,273	2,825
*	SolarEdge Technologies Inc.	77,412	2,818
	Xperi Corp.	138,817	2,679
*	Veeco Instruments Inc.	134,009	2,164
*	Rudolph Technologies Inc.	85,054	2,067
*	Lattice Semiconductor Corp.	331,737	1,947
*	Ultra Clean Holdings Inc.	90,133	1,891
*	Photronics Inc.	191,409	1,847
*	IXYS Corp.	70,381	1,710
*	Nanometrics Inc.	66,701	1,678
*	Ichor Holdings Ltd.	57,010	1,620

*,^ SunPower Corp. Class A		183,020	1,512
*	Xcerra Corp.	150,903	1,495
*	PDF Solutions Inc.	79,130	1,431
*,^ Impinj Inc.		45,259	1,153
*	Alpha & Omega Semiconductor Ltd.	52,961	933
*,^ NeoPhotonics Corp.		85,272	605
*	SMART Global Holdings Inc.	15,391	462
			2,919,510
Software (22.1%)
	Microsoft Corp.	20,733,876	1,745,170
	Oracle Corp.	8,791,158	431,294
*	Adobe Systems Inc.	1,398,055	253,705
*	salesforce.com Inc.	1,934,645	201,822
	Activision Blizzard Inc.	2,032,148	126,806
	Intuit Inc.	689,639	108,425
*	Electronic Arts Inc.	874,724	93,027
*	Red Hat Inc.	502,757	63,729
*	Autodesk Inc.	561,997	61,651
*	ServiceNow Inc.	481,331	59,204
	Symantec Corp.	1,741,322	50,446
*	Dell Technologies Inc. Class V	575,596	45,035
*	Workday Inc. Class A	379,690	39,108
*	Synopsys Inc.	425,655	38,471
*	Citrix Systems Inc.	429,260	37,616
*	ANSYS Inc.	240,176	35,592
*	Cadence Design Systems Inc.	793,968	34,863
*	Take-Two Interactive Software Inc.	300,088	33,475
*	Splunk Inc.	392,842	31,463
	CA Inc.	892,538	29,516
	CDK Global Inc.	357,267	24,684
*,^ VMware Inc. Class A		201,993	24,261
*	PTC Inc.	328,198	20,900
	SS&C Technologies Holdings Inc.	493,196	20,364
*	Tyler Technologies Inc.	100,114	18,313
*	Fortinet Inc.	423,420	17,809
*	Ultimate Software Group Inc.	80,074	16,898
*,^ Snap Inc.		1,147,896	15,818
*	Guidewire Software Inc.	210,417	15,653
*	Aspen Technology Inc.	207,333	13,875
	Fair Isaac Corp.	86,790	13,631
	Blackbaud Inc.	136,301	13,419
*	Nuance Communications Inc.	816,474	12,688
*	Tableau Software Inc. Class A	177,733	12,495
*	Proofpoint Inc.	125,929	11,340
*	Paycom Software Inc.	135,196	11,086
*	Zendesk Inc.	284,863	9,574
*	Zynga Inc. Class A	2,192,211	8,988
*	Manhattan Associates Inc.	195,286	8,661
*	Ellie Mae Inc.	97,195	8,591
*	Verint Systems Inc.	179,039	7,833
*	ACI Worldwide Inc.	336,697	7,704
*	RingCentral Inc. Class A	162,955	7,683
*	HubSpot Inc.	93,708	7,586
*	RealPage Inc.	163,406	7,410
*	FireEye Inc.	464,575	6,569
*	CommVault Systems Inc.	121,862	6,568
	TiVo Corp.	343,758	6,119

*	Callidus Software Inc.		191,659	5,611
	Pegasystems Inc.		108,728	5,485
*	Qualys Inc.		89,493	5,271
	Progress Software Corp.		122,847	5,078
*	BroadSoft Inc.		87,211	4,797
^	Ebix Inc.		57,942	4,479
*	Bottomline Technologies de Inc.		114,429	3,814
*	Paylocity Holding Corp.		79,912	3,687
*	MicroStrategy Inc. Class A		26,704	3,652
*	Gigamon Inc.		93,377	3,628
*	8x8 Inc.		256,729	3,620
*	Imperva Inc.		80,443	3,318
	Monotype Imaging Holdings Inc.		119,470	3,011
*	Barracuda Networks Inc.		105,539	2,918
*	Varonis Systems Inc.		43,104	2,168
*	PROS Holdings Inc.		75,267	1,888
*	Silver Spring Networks Inc.		113,450	1,823
*	Everbridge Inc.		63,785	1,690
*	Workiva Inc.		63,986	1,392
*	Blackline Inc.		37,199	1,364
*	Synchronoss Technologies Inc.		126,757	1,273
*	Glu Mobile Inc.		310,340	1,213
*	A10 Networks Inc.		143,221	1,149
*	VASCO Data Security International Inc.		84,156	1,128
	QAD Inc. Class A		29,790	1,096
*	Rapid7 Inc.		42,892	811
*	Upland Software Inc.		29,388	689
*	MobileIron Inc.		113,513	443
*	Rubicon Project Inc.		115,364	208
				3,953,642
Technology Hardware, Storage & Peripherals (16.0%)
	Apple Inc.		14,636,383	2,515,262
	HP Inc.		4,769,839	102,313
	Western Digital Corp.		835,538	65,891
	Hewlett Packard Enterprise Co.		4,602,595	64,206
	NetApp Inc.		764,341	43,193
	Seagate Technology plc		816,570	31,487
	Xerox Corp.		614,186	18,217
*	NCR Corp.		345,010	10,795
*	Pure Storage Inc. Class A		226,015	4,177
*	Electronics For Imaging Inc.		131,118	4,033
^	Diebold Nixdorf Inc.		191,565	3,678
*,^ 3D Systems Corp.			307,725	2,717
*	Cray Inc.		113,571	2,584
*	Super Micro Computer Inc.		112,463	2,480
*	Eastman Kodak Co.		59,631	197
^	CPI Card Group Inc.		14,493	13
*	Avid Technology Inc.		200	1
				2,871,244
Total Common Stocks (Cost $11,838,281)				17,916,655
		Coupon
Temporary Cash Investment (0.3%)
1,2 Vanguard Market Liquidity Fund (Cost $50,512)		1.309%	505,096	50,514

Total Investments (100.3%) (Cost $11,888,793)	17,967,169
Other Assets and Liabilities-Net (-0.3%)2	(51,289)
Net Assets (100%)	17,915,880

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $48,683,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $50,508,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At November 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2017, the cost of investment securities for tax purposes was $11,888,793,000. Net unrealized appreciation of investment securities for tax purposes was $6,078,376,000, consisting of unrealized gains of $6,178,955,000 on securities that had risen in value since their purchase and $100,579,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Chemicals (68.1%)
	DowDuPont Inc.	6,593,177	474,445
	Monsanto Co.	1,241,495	146,918
	Praxair Inc.	808,392	124,428
	Air Products & Chemicals Inc.	616,003	100,433
	Ecolab Inc.	736,047	100,043
	LyondellBasell Industries NV Class A	950,798	99,549
	Sherwin-Williams Co.	237,566	94,889
	PPG Industries Inc.	724,798	84,693
	Albemarle Corp.	312,174	41,931
	Celanese Corp. Class A	388,727	41,687
	Eastman Chemical Co.	409,212	37,799
	FMC Corp.	378,782	35,757
	International Flavors & Fragrances Inc.	223,232	34,699
	Chemours Co.	522,330	26,848
	CF Industries Holdings Inc.	659,191	24,700
	Mosaic Co.	942,610	22,896
	RPM International Inc.	377,625	20,003
*	Axalta Coating Systems Ltd.	618,282	19,575
	Huntsman Corp.	576,085	18,412
	Olin Corp.	469,919	16,748
	WR Grace & Co.	193,248	14,167
	Valvoline Inc.	572,375	14,115
	Ashland Global Holdings Inc.	176,014	13,021
	Scotts Miracle-Gro Co.	123,823	12,246
	Cabot Corp.	175,733	10,762
	NewMarket Corp.	26,813	10,739
	Westlake Chemical Corp.	109,452	10,719
	PolyOne Corp.	231,017	10,675
	Sensient Technologies Corp.	123,898	9,606
*	Ingevity Corp.	119,150	9,483
	Trinseo SA	123,583	9,120
	HB Fuller Co.	142,810	8,079
	Balchem Corp.	90,091	7,862
	Minerals Technologies Inc.	99,245	7,190
*	GCP Applied Technologies Inc.	201,944	6,614
*	Platform Specialty Products Corp.	647,389	6,441
	Quaker Chemical Corp.	37,536	6,185
*	Ferro Corp.	224,812	5,699
	Tronox Ltd. Class A	248,933	5,698
	Innospec Inc.	68,095	4,862
	Stepan Co.	57,277	4,760
*	Kraton Corp.	87,983	4,140
*	AdvanSix Inc.	86,273	3,714
	A Schulman Inc.	83,466	3,167
	Calgon Carbon Corp.	143,537	3,100
*	Koppers Holdings Inc.	58,869	2,938
	Rayonier Advanced Materials Inc.	146,308	2,749
	Chase Corp.	21,173	2,674
	Innophos Holdings Inc.	54,861	2,542

	Kronos Worldwide Inc.	65,425	1,826
	American Vanguard Corp.	75,479	1,502
	Tredegar Corp.	69,937	1,378
*	OMNOVA Solutions Inc.	126,704	1,356
	FutureFuel Corp.	73,563	1,104
*	Intrepid Potash Inc.	275,888	1,054
	Hawkins Inc.	27,196	1,043
*	Flotek Industries Inc.	162,008	765
*	LSB Industries Inc.	72,103	650
*	AgroFresh Solutions Inc.	64,028	389
			1,790,587
Construction Materials (4.3%)
	Vulcan Materials Co.	373,742	46,961
	Martin Marietta Materials Inc.	177,519	36,993
	Eagle Materials Inc.	137,353	15,374
*	Summit Materials Inc. Class A	303,721	9,343
*,^ US Concrete Inc.		43,072	3,482
	United States Lime & Minerals Inc.	6,305	538
*,^ Forterra Inc.		53,662	528
			113,219
Containers & Packaging (13.5%)
	International Paper Co.	1,108,043	62,726
	WestRock Co.	717,520	44,780
	Ball Corp.	944,462	37,694
	Packaging Corp. of America	266,687	31,629
	Avery Dennison Corp.	249,612	28,486
	Sealed Air Corp.	537,170	25,811
*	Crown Holdings Inc.	381,310	22,776
*	Berry Global Group Inc.	368,453	22,022
	AptarGroup Inc.	177,252	15,671
	Sonoco Products Co.	281,021	15,037
	Graphic Packaging Holding Co.	877,955	13,442
	Bemis Co. Inc.	256,483	12,034
*	Owens-Illinois Inc.	436,681	10,576
	Silgan Holdings Inc.	218,378	6,307
	Greif Inc. Class A	72,995	3,983
	Myers Industries Inc.	68,228	1,457
			354,431
Metals & Mining (12.4%)
	Newmont Mining Corp.	1,506,334	55,719
*	Freeport-McMoRan Inc.	3,886,700	54,103
	Nucor Corp.	902,247	51,879
	Steel Dynamics Inc.	677,568	26,086
*	Alcoa Corp.	520,848	21,621
	Reliance Steel & Aluminum Co.	206,073	16,199
	Royal Gold Inc.	184,750	15,283
	United States Steel Corp.	494,015	14,287
*,^ Allegheny Technologies Inc.		355,959	8,105
^	Compass Minerals International Inc.	95,584	6,667
	Carpenter Technology Corp.	132,169	6,533
	Commercial Metals Co.	327,518	6,498
	Worthington Industries Inc.	133,556	5,556
*	Cleveland-Cliffs Inc.	796,312	5,304
	Kaiser Aluminum Corp.	47,705	4,621
*,^ AK Steel Holding Corp.		889,810	4,333
	Hecla Mining Co.	1,128,292	4,220

*	Coeur Mining Inc.		512,852	3,908
	Materion Corp.		56,622	2,769
	Schnitzer Steel Industries Inc.		75,766	2,212
	Warrior Met Coal Inc.		98,007	2,178
*	Century Aluminum Co.		147,349	1,952
*	SunCoke Energy Inc.		162,757	1,854
*	TimkenSteel Corp.		106,885	1,614
^	McEwen Mining Inc.		748,451	1,504
	Haynes International Inc.		35,458	1,136
*	Ryerson Holding Corp.		47,235	437
				326,578
Paper & Forest Products (1.8%)
*	Louisiana-Pacific Corp.		408,925	11,290
	Domtar Corp.		177,248	8,547
	KapStone Paper and Packaging Corp.		246,175	5,473
	Neenah Paper Inc.		47,522	4,249
	Boise Cascade Co.		109,019	4,197
	Schweitzer-Mauduit International Inc.		86,907	3,934
	Deltic Timber Corp.		31,079	2,868
	PH Glatfelter Co.		122,623	2,549
*	Clearwater Paper Corp.		46,535	2,208
	Mercer International Inc.		128,830	1,823
*	Resolute Forest Products Inc.		164,645	1,523
				48,661
Total Common Stocks (Cost $2,326,672)				2,633,476

		Coupon
Temporary Cash Investment (0.3%)
1,2 Vanguard Market Liquidity Fund (Cost $6,647)		1.309%	66,471	6,648
Total Investments (100.4%) (Cost $2,333,319)				2,640,124
Other Assets and Liabilities-Net (-0.4%)2				(9,236)
Net Assets (100%)				2,630,888

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,936,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $6,647,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Materials Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At November 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2017, the cost of investment securities for tax purposes was $2,333,319,000. Net unrealized appreciation of investment securities for tax purposes was $306,805,000, consisting of unrealized gains of $452,129,000 on securities that had risen in value since their purchase and $145,324,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

				Market
				Value
			Shares	($000)
Common Stocks (99.2%)1
Diversified Telecommunication Services (83.6%)
Alternative Carriers (23.9%)
	CenturyLink Inc.		4,283,724	62,500
	Cogent Communications Holdings Inc.		696,806	32,645
^,*	Globalstar Inc.		16,629,745	26,275
^,*	Iridium Communications Inc.		2,908,414	35,919
*	ORBCOMM Inc.		2,845,114	30,613
^,*,2 pdvWireless Inc.			932,308	30,440
*	Straight Path Communications Inc. Class B		149,644	27,211
*	Vonage Holdings Corp.		3,847,917	39,172
*	Zayo Group Holdings Inc.		1,221,885	43,181
				327,956
Integrated Telecommunication Services (59.7%)
	AT&T Inc.		8,515,706	309,802
	ATN International Inc.		449,200	26,844
*	Cincinnati Bell Inc.		1,307,495	28,373
	Consolidated Communications Holdings Inc.		1,907,645	26,974
^	Frontier Communications Corp.		2,687,377	22,843
*	General Communication Inc. Class A		770,493	30,750
	IDT Corp. Class B		1,668,149	26,073
	Verizon Communications Inc.		6,305,737	320,899
^,2	Windstream Holdings Inc.		9,348,425	24,586
				817,144
Wireless Telecommunication Services (15.6%)
^,*,2 NII Holdings Inc.			7,587,374	1,897
	Shenandoah Telecommunications Co.		948,290	36,367
2	Spok Holdings Inc.		1,343,443	23,510
^,*	Sprint Corp.		6,114,967	36,629
*	T-Mobile US Inc.		961,191	58,700
	Telephone & Data Systems Inc.		1,145,633	31,723
*	United States Cellular Corp.		674,664	25,529
				214,355
Total Common Stocks (Cost $1,489,697)				1,359,455
		Coupon
Temporary Cash Investment (3.8%)[1]
Money Market Fund (3.8%)
3,4	Vanguard Market Liquidity Fund (Cost $51,336)	1.309%	513,333	51,338
Total Investments (103.0%) (Cost $1,541,033)				1,410,793
Other Assets and Liabilities-Net (-3.0%)4,5				(40,911)
Net Assets (100%)				1,369,882

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $44,781,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.0%, respectively, of net assets.

2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $51,318,000 of collateral received for securities on loan.
5 Cash of $198,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	74	9,797	33

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At November 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully

Telecommunication Services Index Fund

invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $1,541,033,000. Net unrealized depreciation of investment securities for tax purposes was $130,240,000, consisting of unrealized gains of $84,141,000 on securities that had risen in value since their purchase and $214,381,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Aug. 31,		Proceeds					Nov 30,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Lumos Networks Corp.	28,619	3,417	32,064	4,960	(4,932)	—	—	—
NII Holdings Inc.	8,079	791	2,002	(16,051)	11,080	—	—	1,897
pdvWireless Inc.	30,239	4,613	7,650	(268)	3,506	—	—	30,440
Spok Holdings Inc.	22,059	3,675	3,004	(174)	954	162	—	23,510
Vanguard Market
Liquidity Fund	59,268	NA1	NA1	(1)	(4)	15	—	51,338
Windstream Holdings
Inc.	20,284	769	1,561	—	5,094	—	—	24,586
Total	168,548			(11,534)	15,698	177	—	131,771

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Utilities Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Electric Utilities (57.0%)
NextEra Energy Inc.	2,006,092	317,043
Duke Energy Corp.	2,992,494	266,871
Southern Co.	4,273,010	218,778
Exelon Corp.	4,104,231	171,187
American Electric Power Co. Inc.	2,102,730	163,235
PG&E Corp.	2,192,454	118,919
Edison International	1,392,924	113,203
Xcel Energy Inc.	2,170,861	112,038
PPL Corp.	2,932,215	107,524
Eversource Energy	1,354,774	87,857
Entergy Corp.	767,460	66,370
FirstEnergy Corp.	1,899,525	64,850
Alliant Energy Corp.	987,909	44,565
Pinnacle West Capital Corp.	477,207	43,812
Westar Energy Inc. Class A	607,448	34,752
Great Plains Energy Inc.	921,959	31,632
OGE Energy Corp.	853,741	30,530
IDACORP Inc.	215,379	21,282
Portland General Electric Co.	380,705	18,898
Hawaiian Electric Industries Inc.	465,054	17,835
ALLETE Inc.	217,846	17,537
PNM Resources Inc.	340,452	15,490
Avangrid Inc.	264,221	14,022
El Paso Electric Co.	173,486	10,565
MGE Energy Inc.	148,188	9,780
Otter Tail Corp.	152,187	7,351
^ Spark Energy Inc. Class A	51,170	640
		2,126,566
Gas Utilities (5.6%)
Atmos Energy Corp.	453,420	41,846
UGI Corp.	741,172	36,325
National Fuel Gas Co.	317,629	18,677
WGL Holdings Inc.	218,894	18,505
ONE Gas Inc.	223,446	17,708
Southwest Gas Holdings Inc.	203,396	17,480
Spire Inc.	206,274	16,966
New Jersey Resources Corp.	369,958	16,500
South Jersey Industries Inc.	340,058	11,514
Northwest Natural Gas Co.	122,480	8,470
Chesapeake Utilities Corp.	66,327	5,674
		209,665
Independent Power and Renewable Electricity Producers (4.2%)
NRG Energy Inc.	1,352,947	37,409
AES Corp.	2,822,848	29,866
* Calpine Corp.	1,541,842	23,158
* Vistra Energy Corp.	1,092,215	20,643
Ormat Technologies Inc.	159,943	10,484
NextEra Energy Partners LP	231,927	9,052

Pattern Energy Group Inc. Class A		347,542	7,834
* Dynegy Inc.		533,515	6,472
NRG Yield Inc.		272,416	5,189
NRG Yield Inc. Class A		147,842	2,781
^,* TerraForm Power Inc. Class A		157,468	1,902
8Point3 Energy Partners LP Class A		121,480	1,829
* TerraForm Global Inc. Class A		343,949	1,617
			158,236
Multi-Utilities (29.6%)
Dominion Energy Inc.		2,747,154	231,118
Sempra Energy		1,019,733	123,377
Consolidated Edison Inc.		1,324,542	117,937
Public Service Enterprise Group Inc.		2,162,806	114,758
WEC Energy Group Inc.		1,349,201	93,756
DTE Energy Co.		766,949	88,636
Ameren Corp.		1,037,345	66,349
CMS Energy Corp.		1,205,603	60,160
CenterPoint Energy Inc.		1,750,589	52,535
NiSource Inc.		1,393,132	38,353
SCANA Corp.		580,399	25,056
Vectren Corp.		354,690	24,651
MDU Resources Group Inc.		793,189	22,170
Avista Corp.		275,293	14,299
Black Hills Corp.		228,622	13,377
NorthWestern Corp.		207,211	13,315
Unitil Corp.		60,284	3,149
			1,102,996
Water Utilities (3.5%)
American Water Works Co. Inc.		762,145	69,782
Aqua America Inc.		759,501	28,854
California Water Service Group		205,200	9,357
American States Water Co.		156,607	9,035
SJW Group		65,740	4,479
Middlesex Water Co.		69,805	3,219
Connecticut Water Service Inc.		49,471	3,132
York Water Co.		42,598	1,583
* AquaVenture Holdings Ltd.		69,560	1,066
			130,507
Total Common Stocks (Cost $3,256,555)			3,727,970
			Market
			Value
	Coupon		($000)
Temporary Cash Investment (0.0%)
1,2 Vanguard Market Liquidity Fund (Cost $1,000)	1.309%	10,000	1,000
Total Investments (99.9%) (Cost $3,257,555)			3,728,970
			Amount
			($000)
Other Assets and Liabilities-Net (0.1%)2			2,458
Net Assets (100%)			3,731,428

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $923,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $999,000 of collateral received for securities on loan.

Utilities Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	18	2,383	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Utilities Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At November 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At November 30, 2017, the cost of investment securities for tax purposes was $3,257,555,000. Net unrealized appreciation of investment securities for tax purposes was $471,415,000, consisting of unrealized gains of $534,428,000 on securities that had risen in value since their purchase and $63,013,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND
By:	/s/MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:	January 22, 2018
VANGUARD WORLD FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	January 22, 2018

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.